UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2019

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.0
1 - 1.99%	4.8
2 - 2.99%	39.1
3 - 3.99%	31.6
4 - 4.99%	13.1
5 - 5.99%	7.0
6 - 6.99%	0.5
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**,***
Mortgage Securities	23.0%
CMOs and Other Mortgage Related Securities	25.0%
U.S. Treasury Obligations	41.7%
U.S. Government Agency Obligations†	2.4%
Foreign Government & Government Agency Obligations	4.1%
Asset-Backed Securities	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments – 4.1%

 ** Futures and Swaps – 12.9%

 *** Written options - (0.7)%

 † Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.875% 8/2/19	131	130
Tennessee Valley Authority:
5.25% 9/15/39	$2,807	$3,461
5.375% 4/1/56	3,438	4,614
		8,205
U.S. Treasury Obligations - 41.7%
U.S. Treasury Bonds:
2.5% 2/15/45 (a)	187,945	168,236
3% 2/15/49 (b)	131,351	129,165
4.75% 2/15/37 (a)(c)(d)	69,091	87,505
U.S. Treasury Notes:
1.625% 8/31/22	17,293	16,782
1.625% 5/31/23	8,377	8,075
1.75% 10/31/20	2,405	2,373
1.875% 7/31/22	47,036	46,066
2% 8/15/25	12,238	11,796
2.125% 12/31/22	40,469	39,890
2.125% 7/31/24	77,525	75,817
2.125% 5/15/25	18,702	18,191
2.25% 7/31/21	7,021	6,978
2.25% 12/31/24	27,679	27,184
2.25% 2/15/27	1,274	1,236
2.25% 8/15/27	630	609
2.375% 4/15/21	62,750	62,554
2.375% 2/29/24	41,500	41,223
2.5% 12/31/20 (c)	111,427	111,327
2.5% 1/31/21	107,184	107,121
2.5% 2/28/21	90,000	89,965
2.5% 1/15/22	115,375	115,357
2.5% 1/31/24	12,000	11,987
2.5% 2/28/26	51,542	51,137
2.625% 6/30/23	6,315	6,341
2.625% 12/31/23	78,488	78,813
2.625% 2/15/29	26,000	25,785
2.75% 6/30/25	39,256	39,589
2.875% 11/30/25	36,311	36,881
3.125% 11/15/28	18,150	18,770
		1,436,753
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8623% 12/7/20 (NCUA Guaranteed) (e)(f)	2,187	2,189
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,113
		77,302
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,533,219)		1,522,260

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 1.8%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (e)(f)	63	65
12 month U.S. LIBOR + 1.523% 4.398% 3/1/36 (e)(f)	104	109
12 month U.S. LIBOR + 1.551% 3.759% 2/1/44 (e)(f)	174	182
12 month U.S. LIBOR + 1.553% 2.542% 5/1/44 (e)(f)	603	625
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (e)(f)	54	56
12 month U.S. LIBOR + 1.558% 4.272% 2/1/44 (e)(f)	176	181
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (e)(f)	107	112
12 month U.S. LIBOR + 1.570% 2.531% 5/1/44 (e)(f)	414	429
12 month U.S. LIBOR + 1.574% 2.711% 4/1/44 (e)(f)	877	904
12 month U.S. LIBOR + 1.580% 2.478% 4/1/44 (e)(f)	342	352
12 month U.S. LIBOR + 1.580% 4.577% 1/1/44 (e)(f)	282	295
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (e)(f)	168	175
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (e)(f)	38	40
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (e)(f)	775	815
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (e)(f)	102	107
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (e)(f)	142	150
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (e)(f)	444	468
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (e)(f)	531	559
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (e)(f)	85	88
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (e)(f)	53	56
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (e)(f)	54	57
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (e)(f)	37	39
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (e)(f)	37	38
6 month U.S. LIBOR + 1.510% 4.251% 2/1/33 (e)(f)(g)	41	42
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (e)(f)	78	80
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (e)(f)	51	52
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (e)(f)	28	29
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (e)(f)	30	31
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (e)(f)	19	20
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (e)(f)	69	73
3% 3/1/34 (h)	2,850	2,844
3% 3/1/34 (h)	2,850	2,844
3% 3/1/49 (h)	1,000	977
3% 3/1/49 (h)	1,000	977
3.5% 7/1/32	9,144	9,288
3.5% 3/1/34 (h)	3,100	3,149
3.5% 3/1/34 (h)	3,100	3,149
4.5% 11/1/25	2,426	2,492
5.5% 12/1/39 to 5/1/44	24,013	25,945
6% 1/1/34 to 6/1/36	3,576	3,973
6.5% 3/1/22 to 5/1/27	166	180
9.5% 10/1/20	1	1
11.5% 1/15/21	0	0
		62,048
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (e)(f)	806	847
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (e)(f)	59	62
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (e)(f)	65	68
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (e)(f)	1,143	1,175
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (e)(f)	441	456
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (e)(f)	138	143
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (e)(f)	100	106
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (e)(f)	124	128
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (e)(f)	61	63
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (e)(f)	233	245
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (e)(f)	6	6
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (e)(f)	150	154
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (e)(f)	55	58
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (e)(f)	64	67
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (e)(f)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (e)(f)	463	488
3% 11/1/33	5,977	5,963
3.5% 7/1/32	3,240	3,291
5.5% 7/1/29	12	13
6% 1/1/24	548	572
9.5% 11/1/19 to 8/1/21	1	1
		13,911
Ginnie Mae - 0.2%
6% 6/15/36	3,096	3,454
4.422% 8/20/61 (e)(i)	242	242
4.568% 2/20/62 (e)(i)	917	924
4.655% 2/20/62 (e)(i)	745	747
4.753% 1/20/62 (e)(i)	2,687	2,700
5.47% 8/20/59 (e)(i)	5	6
		8,073
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $84,400)		84,032

Asset-Backed Securities - 2.6%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.821% 5/28/30 (e)(f)	$761	$761
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.811% 2/25/32 (e)(f)	763	763
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7899% 7/26/66 (e)(f)(j)	3,844	3,844
Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (e)(f)(j)	14,550	14,567
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6799% 3/25/67 (e)(f)(j)	4,279	4,276
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.8706% 1/25/30 (e)(f)	3,267	3,266
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.9948% 7/28/21 (e)(f)	14,172	14,174
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.2406% 1/26/26 (e)(f)	47,818	47,966
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	360	365
Series 2002-20K Class 1, 5.08% 11/1/22	596	609
Series 2004-20H Class 1, 5.17% 8/1/24	252	261
TOTAL ASSET-BACKED SECURITIES
(Cost $90,761)		90,852

Collateralized Mortgage Obligations - 15.5%
U.S. Government Agency - 15.5%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4699% 8/25/31 (e)(f)	61	62
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 3.0814% 11/18/31 (e)(f)	59	59
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (e)(f)	26	26
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4899% 11/25/32 (e)(f)	52	53
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4199% 6/25/36 (e)(f)	3,936	3,993
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	477	482
Series 2005-64 Class PX, 5.5% 6/25/35	901	944
Series 2005-68 Class CZ, 5.5% 8/25/35	3,298	3,599
Series 2006-45 Class OP 6/25/36 (k)	531	453
Series 2010-118 Class PB, 4.5% 10/25/40	4,390	4,608
Series 2012-149:
Class DA, 1.75% 1/25/43	782	749
Class GA, 1.75% 6/25/42	806	770
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	473	488
Series 2004-91 Class Z, 5% 12/25/34	3,655	3,894
Series 2005-117 Class JN, 4.5% 1/25/36	262	272
Series 2005-14 Class ZB, 5% 3/25/35	1,153	1,229
Series 2006-72 Class CY, 6% 8/25/26	2,112	2,228
Series 2009-59 Class HB, 5% 8/25/39	1,669	1,778
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	61	1
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	67	1
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	2,130	183
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4099% 3/25/36 (e)(f)	2,435	2,485
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	320	9
Series 2012-27 Class EZ, 4.25% 3/25/42	6,588	6,910
Series 2016-26 Class CG, 3% 5/25/46	15,926	15,841
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 3.0888% 2/15/32 (e)(f)	35	35
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 3.3888% 10/15/33 (e)(f)	1,874	1,906
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/33 (e)(f)	1,087	1,106
planned amortization class:
Series 1141 Class G, 9% 9/15/21	14	15
Series 2682 Class LD, 4.5% 10/15/33	489	507
Series 3415 Class PC, 5% 12/15/37	333	353
Series 3840 Class VA, 4.5% 9/15/27	902	905
Series 3857 Class ZP, 5% 5/15/41	3,224	3,647
Series 4135 Class AB, 1.75% 6/15/42	596	571
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	5,612	6,126
Series 2587 Class AD, 4.71% 3/15/33	1,941	2,007
Series 2877 Class ZD, 5% 10/15/34	4,520	4,818
Series 3007 Class EW, 5.5% 7/15/25	3,329	3,487
Series 3745 Class KV, 4.5% 12/15/26	5,449	5,667
Series 3871 Class KB, 5.5% 6/15/41	13,519	15,020
Series 3889 Class DZ, 4% 1/15/41	36,943	38,015
Series 3843 Class PZ, 5% 4/15/41	2,758	3,084
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	4,695	4,804
Series 4341 Class ML, 3.5% 11/15/31	7,389	7,515
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	35,343	35,138
Series 2018-4 Class MA, 3.5% 3/25/58	15,219	15,215
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	4,688	4,715
Class A2, 3.5% 6/25/28 (j)	1,570	1,557
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9648% 1/20/38 (e)(f)	183	184
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3448% 8/20/38 (e)(f)	1,448	1,470
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3848% 9/20/38 (e)(f)	1,204	1,229
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0814% 11/16/39 (e)(f)	722	727
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0571% 9/20/61 (e)(f)(i)	7,367	7,382
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (e)(f)(i)	4,619	4,633
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (e)(f)(i)	4,049	4,072
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (e)(f)(i)	2,574	2,588
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (e)(f)(i)	3,770	3,785
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (e)(f)(i)	2,233	2,238
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (e)(f)(i)	275	275
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.1071% 8/20/63 (e)(f)(i)	1,031	1,033
Class FD, 1 month U.S. LIBOR + 0.600% 3.1071% 8/20/63 (e)(f)(i)	2,702	2,709
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 3.1571% 12/20/63 (e)(f)(i)	33,612	33,773
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 1/20/64 (e)(f)(i)	11,703	11,738
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.8071% 3/20/65 (e)(f)(i)	197	196
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7871% 5/20/63 (e)(f)(i)	2,576	2,574
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7071% 4/20/63 (e)(f)(i)	2,654	2,650
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.9071% 12/20/62 (e)(f)(i)	2,356	2,355
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7348% 10/20/47 (e)(f)	4,559	4,478
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7848% 5/20/48 (e)(f)	5,696	5,626
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7848% 6/20/48 (e)(f)	6,449	6,361
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	12,394
Series 2017-134 Class BA, 2.5% 11/20/46	701	683
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,670
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	2,337	2,312
Series 2013-H26 Class HA, 3.5% 9/20/63 (i)	26,232	26,329
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	6,312	6,284
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)	4,419	4,376
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 3.0071% 9/20/62 (e)(f)(i)	11,109	11,113
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1571% 11/20/65 (e)(f)(i)	1,201	1,202
Series 2004-22 Class M1, 5.5% 4/20/34	634	759
Series 2010-169 Class Z, 4.5% 12/20/40	7,301	7,634
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	5,484	5,525
Series 2010-H17 Class XP, 5.2987% 7/20/60 (e)(i)	4,552	4,593
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	4,253	4,284
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	702	43
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (e)(l)	2,045	2,080
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (e)(l)	6,729	6,900
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)	17,067	16,874
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	7,452	7,420
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)	17,498	17,440
Class JA, 2.5% 6/20/65 (i)	2,129	2,119
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(i)	21,273	21,087
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (e)(f)(i)	20,230	20,269
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (e)(f)(i)	17,753	17,741
Series 2090-118 Class XZ, 5% 12/20/39	15,187	16,623
		536,160
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $544,089)		536,160

Commercial Mortgage Securities - 5.7%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	39,502	38,437
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,678	3,734
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,821
Series 2018-K074 Class A2, 3.6% 1/25/28	2,600	2,673
Series K069 Class A2, 3.187% 9/25/27	5,900	5,897
Series K073 Class A2, 3.35% 1/25/28	11,300	11,400
Series K155:
Class A1, 3.75% 11/25/29	754	786
Class A2, 3.75% 11/25/32	7,700	7,913
Series K158 Class A2, 3.9% 12/25/30	8,400	8,621
Series K709 Class A2, 2.086% 3/25/19	342	342
Series K710 Class A2, 1.883% 5/25/19	9,143	9,121
Series K712 Class A2, 1.869% 11/25/19	13,532	13,451
Series K157 Class A2, 3.99% 5/25/33	13,669	14,301
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8011% 2/25/20 (e)(f)	43,722	43,722
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	15,100	15,812
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $195,122)		195,031

Foreign Government and Government Agency Obligations - 4.1%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	80,800
5.5% 12/4/23	48	54
5.5% 4/26/24	6,065	6,848
Jordanian Kingdom 3% 6/30/25	19,267	19,355
Ukraine Government 1.471% 9/29/21	34,809	33,830
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,210)		140,887
	Shares	Value (000s)

Fixed-Income Funds - 22.9%
Fidelity Mortgage Backed Securities Central Fund (m)
(Cost $775,061)	7,430,742	788,996

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.44% (n)
(Cost $157,204)	157,174,692	157,206
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 2.1%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (o)
(Cost $71,397)	71,402	71,397

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$371
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	563
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	31,400	905
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	1,038

TOTAL PUT OPTIONS			2,877

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	209
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	689
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	31,400	917
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	2,340

TOTAL CALL OPTIONS			4,155

TOTAL PURCHASED SWAPTIONS
(Cost $8,552)			7,032
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $3,595,015)			3,593,853
NET OTHER ASSETS (LIABILITIES) - (4.2)%			(143,856)
NET ASSETS - 100%			$3,449,997

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/34	$(2,850)	$(2,845)
3% 3/1/34	(2,850)	(2,844)
3% 3/1/49	(1,000)	(977)
3% 3/1/49	(1,000)	(977)
3.5% 3/1/34	(3,100)	(3,149)
3.5% 3/1/34	(3,100)	(3,149)
TOTAL TBA SALE COMMITMENTS
(Proceeds $13,949)		$(13,941)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	954	June 2019	$202,434	$(101)	$(101)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	535	June 2019	61,291	(111)	(111)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	316	June 2019	45,652	(475)	(475)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,345	June 2019	164,090	(623)	(623)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	26	June 2019	4,149	(75)	(75)
TOTAL PURCHASED FUTURES					(1,385)
Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	513	June 2019	66,409	369	369
TOTAL FUTURES CONTRACTS					$(1,016)

The notional amount of futures purchased as a percentage of Net Assets is 13.9%

The notional amount of futures sold as a percentage of Net Assets is 1.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $514,250,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	$18,488	$185	$0	$185

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,028,000.

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $1,340,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $576,000.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,244,000 or 0.7% of net assets.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$454
Fidelity Mortgage Backed Securities Central Fund	13,223
Total	$13,677

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$869,177	$13,223	$100,000	$(1,001)	$7,597	$788,996	8.9%
Total	$869,177	$13,223	$100,000	$(1,001)	$7,597	$788,996

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,522,260	$--	$1,522,260	$--
U.S. Government Agency - Mortgage Securities	84,032	--	84,032	--
Asset-Backed Securities	90,852	--	90,852	--
Collateralized Mortgage Obligations	536,160	--	536,160	--
Commercial Mortgage Securities	195,031	--	195,031	--
Foreign Government and Government Agency Obligations	140,887	--	140,887	--
Fixed-Income Funds	788,996	788,996	--	--
Money Market Funds	157,206	157,206	--	--
Repurchase Agreements	71,397	--	71,397	--
Purchased Swaptions	7,032	--	7,032	--
Total Investments in Securities:	$3,593,853	$946,202	$2,647,651	$--
Derivative Instruments:
Assets
Futures Contracts	$369	$369	$--	$--
Swaps	185	--	185	--
Total Assets	$554	$369	$185	$--
Liabilities
Futures Contracts	$(1,385)	$(1,385)	$--	$--
Total Liabilities	$(1,385)	$(1,385)	$--	$--
Total Derivative Instruments:	$(831)	$(1,016)	$185	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,941)	$--	$(13,941)	$--
Total Other Financial Instruments:	$(13,941)	$--	$(13,941)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$369	$(1,385)
Purchased Swaptions(b)	7,032	0
Swaps(c)	185	0
Total Interest Rate Risk	7,586	(1,385)
Total Value of Derivatives	$7,586	$(1,385)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$71,397,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$57,115
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,282
$71,397

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,398 and repurchase agreements of $71,397) — See accompanying schedule: Unaffiliated issuers (cost $2,662,750)	$2,647,651
Fidelity Central Funds (cost $932,265)	946,202
Total Investment in Securities (cost $3,595,015)		$3,593,853
Cash		1
Receivable for investments sold		37
Receivable for TBA sale commitments		13,949
Receivable for fund shares sold		1,791
Interest receivable		8,810
Distributions receivable from Fidelity Central Funds		199
Other receivables		53
Total assets		3,618,693
Liabilities
Payable for investments purchased
Regular delivery	$63,487
Delayed delivery	13,938
TBA sale commitments, at value	13,941
Payable for fund shares redeemed	3,613
Distributions payable	322
Accrued management fee	877
Distribution and service plan fees payable	101
Payable for daily variation margin on futures contracts	484
Payable for daily variation margin on centrally cleared OTC swaps	36
Other affiliated payables	446
Other payables and accrued expenses	53
Collateral on securities loaned	71,398
Total liabilities		168,696
Net Assets		$3,449,997
Net Assets consist of:
Paid in capital		$3,569,010
Total distributable earnings (loss)		(119,013)
Net Assets		$3,449,997
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($126,144 ÷ 12,531.4 shares)		$10.07
Maximum offering price per share (100/96.00 of $10.07)		$10.49
Class M:
Net Asset Value and redemption price per share ($129,295 ÷ 12,846.2 shares)		$10.06
Maximum offering price per share (100/96.00 of $10.06)		$10.48
Class C:
Net Asset Value and offering price per share ($56,625 ÷ 5,626.4 shares)(a)		$10.06
Government Income:
Net Asset Value, offering price and redemption price per share ($2,742,746 ÷ 272,916.6 shares)		$10.05
Class I:
Net Asset Value, offering price and redemption price per share ($388,293 ÷ 38,577.8 shares)		$10.07
Class Z:
Net Asset Value, offering price and redemption price per share ($6,894 ÷ 684.6 shares)		$10.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$35,922
Income from Fidelity Central Funds		13,371
Total income		49,293
Expenses
Management fee	$5,420
Transfer agent fees	1,971
Distribution and service plan fees	603
Fund wide operations fee	769
Independent trustees' fees and expenses	23
Commitment fees	4
Total expenses before reductions	8,790
Expense reductions	(5)
Total expenses after reductions		8,785
Net investment income (loss)		40,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,755)
Fidelity Central Funds	(1,003)
Futures contracts	2,786
Swaps	299
Written options	53
Capital gain distributions from Fidelity Central Funds	306
Total net realized gain (loss)		(14,314)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,555
Fidelity Central Funds	7,599
Futures contracts	(581)
Swaps	38
Written options	11
Delayed delivery commitments	48
Total change in net unrealized appreciation (depreciation)		35,670
Net gain (loss)		21,356
Net increase (decrease) in net assets resulting from operations		$61,864

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,508	$77,064
Net realized gain (loss)	(14,314)	(33,299)
Change in net unrealized appreciation (depreciation)	35,670	(115,091)
Net increase (decrease) in net assets resulting from operations	61,864	(71,326)
Distributions to shareholders	(39,685)	–
Distributions to shareholders from net investment income	–	(76,545)
Total distributions	(39,685)	(76,545)
Share transactions - net increase (decrease)	(272,142)	(517,453)
Total increase (decrease) in net assets	(249,963)	(665,324)
Net Assets
Beginning of period	3,699,960	4,365,284
End of period	$3,449,997	$3,699,960
Other Information
Distributions in excess of net investment income end of period		$(7,946)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.100	.166	.149	.135	.126	.138
Net realized and unrealized gain (loss)	.067	(.362)	(.230)	.270	.048	.278
Total from investment operations	.167	(.196)	(.081)	.405	.174	.416
Distributions from net investment income	(.097)	(.164)	(.143)	(.150)	(.116)	(.139)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.097)	(.164)	(.219)	(.245)	(.144)	(.146)
Net asset value, end of period	$10.07	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C,D	1.68%	(1.89)%	(.73)%	3.92%	1.67%	4.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.77%	.77%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.79%G	.77%	.77%	.76%	.77%	.77%
Expenses net of all reductions	.79%G	.77%	.77%	.76%	.77%	.77%
Net investment income (loss)	2.03%G	1.64%	1.44%	1.28%	1.20%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$126	$131	$174	$261	$222	$246
Portfolio turnover rateH	135%G	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.101	.167	.149	.135	.127	.140
Net realized and unrealized gain (loss)	.057	(.362)	(.229)	.270	.048	.277
Total from investment operations	.158	(.195)	(.080)	.405	.175	.417
Distributions from net investment income	(.098)	(.165)	(.144)	(.150)	(.117)	(.140)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.098)	(.165)	(.220)	(.245)	(.145)	(.147)
Net asset value, end of period	$10.06	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C,D	1.59%	(1.88)%	(.73)%	3.92%	1.68%	4.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	2.05%G	1.65%	1.44%	1.28%	1.20%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$129	$137	$157	$197	$181	$196
Portfolio turnover rateH	135%G	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.062	.088	.069	.053	.044	.059
Net realized and unrealized gain (loss)	.057	(.361)	(.229)	.270	.048	.278
Total from investment operations	.119	(.273)	(.160)	.323	.092	.337
Distributions from net investment income	(.059)	(.087)	(.064)	(.068)	(.034)	(.060)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.059)	(.087)	(.140)	(.163)	(.062)	(.067)
Net asset value, end of period	$10.06	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C,D	1.20%	(2.64)%	(1.49)%	3.12%	.88%	3.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%G	1.54%	1.54%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.54%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.56%G	1.54%	1.54%	1.54%	1.55%	1.54%
Net investment income (loss)	1.26%G	.87%	.67%	.50%	.42%	.57%
Supplemental Data
Net assets, end of period (in millions)	$57	$57	$72	$94	$54	$58
Portfolio turnover rateH	135%G	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.35	$10.65	$10.48	$10.45	$10.18
Income from Investment Operations
Net investment income (loss)A	.117	.198	.181	.167	.159	.171
Net realized and unrealized gain (loss)	.056	(.361)	(.229)	.281	.048	.278
Total from investment operations	.173	(.163)	(.048)	.448	.207	.449
Distributions from net investment income	(.113)	(.197)	(.176)	(.183)	(.149)	(.172)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.113)	(.197)	(.252)	(.278)	(.177)	(.179)
Net asset value, end of period	$10.05	$9.99	$10.35	$10.65	$10.48	$10.45
Total ReturnB,C	1.75%	(1.58)%	(.42)%	4.35%	1.99%	4.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.36%F	1.96%	1.76%	1.59%	1.51%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$2,743	$2,964	$3,467	$3,896	$3,489	$3,157
Portfolio turnover rateG	135%F	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.36	$10.66	$10.50	$10.47	$10.20
Income from Investment Operations
Net investment income (loss)A	.115	.194	.177	.162	.154	.166
Net realized and unrealized gain (loss)	.067	(.361)	(.230)	.271	.048	.277
Total from investment operations	.182	(.167)	(.053)	.433	.202	.443
Distributions from net investment income	(.112)	(.193)	(.171)	(.178)	(.144)	(.166)
Distributions from net realized gain	–	–	(.076)	(.095)	(.028)	(.007)
Total distributions	(.112)	(.193)	(.247)	(.273)	(.172)	(.173)
Net asset value, end of period	$10.07	$10.00	$10.36	$10.66	$10.50	$10.47
Total ReturnB,C	1.83%	(1.61)%	(.46)%	4.19%	1.94%	4.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%F	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	2.32%F	1.92%	1.71%	1.54%	1.46%	1.61%
Supplemental Data
Net assets, end of period (in millions)	$388	$411	$496	$494	$412	$298
Portfolio turnover rateG	135%F	123%	157%	93%	83%	131%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91
Income from Investment Operations
Net investment income (loss)B	.105
Net realized and unrealized gain (loss)	.152
Total from investment operations	.257
Distributions from net investment income	(.097)
Distributions from net realized gain	–
Total distributions	(.097)
Net asset value, end of period	$10.07
Total ReturnC,D	2.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	2.53%G
Supplemental Data
Net assets, end of period (in millions)	$7
Portfolio turnover rateH	135%G

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $53 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,413
Gross unrealized depreciation	(57,047)
Net unrealized appreciation (depreciation)	$(41,634)
Tax cost	$3,633,775

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(32,862)
Long-term	(20,314)
Total capital loss carryforward	$(53,176)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$2,786	$(581)
Purchased Options	84	(1,038)
Swaps	299	38
Written Options	53	11
Totals	$3,222	$(1,570)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $38,282 and $155,349, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$157	$4
Class M	-%	.25%	164	–(a)
Class C	.75%	.25%	282	35
			$603	$39

 (a) In the amount less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	1
Class C(a)	2
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$113.18
Class M	106.16
Class C	56.20
Government Income	1,420.10
Class I	275.14
Class Z	1.05
	$1,971

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse Class Z to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$1,228	$–
Class M	1,288	–
Class C	335	–
Government Income	32,399	–
Class I	4,403	–
Class Z	32	–
Total	$39,685	$–
From net investment income
Class A	$–	$2,453
Class M	–	2,332
Class C	–	527
Government Income	–	62,521
Class I	–	8,712
Total	$–	$76,545

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019 (a)	Year ended August 31, 2018	Six months ended February 28, 2019 (a)	Year ended August 31, 2018
Class A
Shares sold	1,488	2,386	$14,824	$24,093
Reinvestment of distributions	117	234	1,168	2,358
Shares redeemed	(2,208)	(6,296)	(22,014)	(63,573)
Net increase (decrease)	(603)	(3,676)	$(6,022)	$(37,122)
Class M
Shares sold	1,911	3,436	$19,100	$34,657
Reinvestment of distributions	117	213	1,169	2,151
Shares redeemed	(2,847)	(5,090)	(28,372)	(51,444)
Net increase (decrease)	(819)	(1,441)	$(8,103)	$(14,636)
Class C
Shares sold	743	1,086	$7,413	$10,950
Reinvestment of distributions	33	50	328	506
Shares redeemed	(861)	(2,329)	(8,581)	(23,542)
Net increase (decrease)	(85)	(1,193)	$(840)	$(12,086)
Government Income
Shares sold	27,598	44,098	$275,147	$444,987
Reinvestment of distributions	3,106	5,956	30,960	59,957
Shares redeemed	(54,567)	(88,405)	(545,128)	(890,477)
Net increase (decrease)	(23,863)	(38,351)	$(239,021)	$(385,533)
Class I
Shares sold	5,727	16,203	$57,233	$164,389
Reinvestment of distributions	417	830	4,162	8,367
Shares redeemed	(8,663)	(23,796)	(86,416)	(240,832)
Net increase (decrease)	(2,519)	(6,763)	$(25,021)	$(68,076)
Class Z
Shares sold	698	–	$6,997	$–
Reinvestment of distributions	3	–	30	–
Shares redeemed	(16)	–	(162)	–
Net increase (decrease)	685	–	$6,865	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019) for Class A, Class M, Class C, Government Income, and Class I and for the period (October 2, 2018 to February 28, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Class A	.79%
Actual		$1,000.00	$1,016.80	$3.95-B
Hypothetical-C		$1,000.00	$1,020.88	$3.96-D
Class M	.77%
Actual		$1,000.00	$1,015.90	$3.85-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class C	1.56%
Actual		$1,000.00	$1,012.00	$7.78-B
Hypothetical-C		$1,000.00	$1,017.06	$7.80-D
Government Income	.45%
Actual		$1,000.00	$1,017.50	$2.25-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D
Class I	.49%
Actual		$1,000.00	$1,018.30	$2.45-B
Hypothetical-C		$1,000.00	$1,022.36	$2.46-D
Class Z	.36%
Actual		$1,000.00	$1,026.00	$1.50-B
Hypothetical-C		$1,000.00	1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Government Income and Class I and multiplied by 150/365 (to reflect the period October 2, 2018 to February 28, 2019) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

 D Hypothetical expenses equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2017.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GOV-SANN-0419
1.700523.121

Fidelity® Intermediate Government Income Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2019

% of fund's investments
1 - 1.99%	7.5
2 - 2.99%	61.8
3 - 3.99%	16.1
4 - 4.99%	1.4
5 - 5.99%	7.7
6 - 6.99%	0.6
7 - 7.99%	0.1
8% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
Mortgage Securities	2.7%
CMOs and Other Mortgage Related Securities	23.3%
U.S. Treasury Obligations	62.5%
U.S. Government Agency Obligations***	2.6%
Foreign Government & Government Agency Obligations	4.5%
Asset-Backed Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 4.5%

 ** Futures and Swaps - 14.8%

 *** Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 62.5%
U.S. Treasury Bonds 3% 2/15/49	687	676
U.S. Treasury Notes:
1.375% 4/30/20	$2,170	$2,141
1.5% 7/15/20	5,688	5,606
1.625% 8/31/22	3,459	3,357
1.75% 6/30/22 (a)	24	23
1.875% 7/31/22	16,612	16,269
2% 8/15/25 (a)(b)	39,301	37,881
2.125% 6/30/22	327	323
2.125% 7/31/24 (a)	18,117	17,718
2.125% 5/15/25 (a)	1,053	1,024
2.25% 7/31/21	29,232	29,055
2.25% 12/31/24	8,407	8,257
2.25% 2/15/27	217	211
2.25% 8/15/27 (a)	444	429
2.25% 11/15/27	4,691	4,529
2.375% 4/30/20	6,400	6,386
2.375% 4/15/21	11,560	11,524
2.375% 2/29/24	5,500	5,463
2.5% 12/31/20	12,682	12,671
2.5% 1/31/21	45,395	45,366
2.5% 1/15/22	32,445	32,440
2.5% 1/31/24	1,900	1,898
2.5% 2/28/26	5,941	5,894
2.625% 8/31/20	6,000	6,005
2.625% 6/30/23	11,432	11,479
2.625% 12/31/23	15,587	15,652
2.625% 2/15/29	8,400	8,330
2.75% 6/30/25	7,900	7,967
2.875% 11/30/25	9,753	9,906
3.125% 11/15/28	10,010	10,352
		318,832
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8623% 12/7/20 (NCUA Guaranteed) (c)(d)	516	516
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.9631% 1/8/20 (NCUA Guaranteed) (c)(d)	776	778
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,181
		13,475
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $334,199)		332,307

U.S. Government Agency - Mortgage Securities - 4.1%
Fannie Mae - 3.2%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	7	8
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (c)(d)	25	26
12 month U.S. LIBOR + 1.551% 3.759% 2/1/44 (c)(d)	28	30
12 month U.S. LIBOR + 1.553% 2.542% 5/1/44 (c)(d)	98	102
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (c)(d)	5	5
12 month U.S. LIBOR + 1.558% 4.272% 2/1/44 (c)(d)	29	29
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	10	10
12 month U.S. LIBOR + 1.570% 2.531% 5/1/44 (c)(d)	67	70
12 month U.S. LIBOR + 1.574% 2.711% 4/1/44 (c)(d)	143	147
12 month U.S. LIBOR + 1.580% 2.478% 4/1/44 (c)(d)	55	57
12 month U.S. LIBOR + 1.580% 4.577% 1/1/44 (c)(d)	46	48
12 month U.S. LIBOR + 1.617% 4.355% 3/1/33 (c)(d)	17	18
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(d)	8	9
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (c)(d)	38	40
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (c)(d)	179	189
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (c)(d)	8	8
12 month U.S. LIBOR + 1.760% 4.839% 2/1/37 (c)(d)	80	85
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (c)(d)	118	124
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (c)(d)	144	152
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 3.972% 4/1/36 (c)(d)	61	65
12 month U.S. LIBOR + 2.176% 4.473% 8/1/35 (c)(d)	34	36
6 month U.S. LIBOR + 1.510% 4.251% 2/1/33 (c)(d)(e)	4	5
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (c)(d)	8	8
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (c)(d)	6	7
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.537% 7/1/36 (c)(d)	28	30
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	9	9
3% 3/1/34 (f)	600	599
3% 3/1/49 (f)	2,800	2,735
3% 3/1/49 (f)	2,800	2,735
3.5% 7/1/32 to 1/1/48	1,740	1,765
3.5% 3/1/34 (f)	650	660
3.5% 3/1/34 (f)	650	660
4.5% 11/1/25	353	362
5% 1/1/22 to 4/1/22	10	10
5.5% 8/1/25 to 5/1/44	3,338	3,597
6% 1/1/34 to 6/1/36	718	797
6.5% 2/1/22 to 8/1/36	741	827
		16,106
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (c)(d)	7	7
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	13	14
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	12	13
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(d)	227	238
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	14	15
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (c)(d)	185	190
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (c)(d)	119	123
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	23	24
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(d)	15	15
6 month U.S. LIBOR + 1.647% 4.391% 2/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 1.665% 4.328% 7/1/35 (c)(d)	213	219
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (c)(d)	21	21
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(d)	5	6
6 month U.S. LIBOR + 1.843% 4.426% 10/1/36 (c)(d)	57	59
6 month U.S. LIBOR + 1.913% 4.487% 10/1/35 (c)(d)	37	39
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (c)(d)	54	57
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (c)(d)	16	17
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (c)(d)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.044% 6/1/33 (c)(d)	57	60
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.105% 4/1/34 (c)(d)	188	198
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	47	49
3% 11/1/33	1,012	1,009
3.5% 7/1/32	549	557
6% 1/1/24	116	121
6.5% 12/1/21	28	29
9.5% 5/1/20 to 6/1/21	0	0
10% 2/1/20 to 3/1/21	0	0
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		3,126
Ginnie Mae - 0.3%
6% 6/15/36	643	717
8% 12/15/23	36	38
10.5% 6/15/19 to 10/15/21	3	3
4.422% 8/20/61 (c)(g)	50	51
4.568% 2/20/62 (c)(g)	193	194
4.655% 2/20/62 (c)(g)	156	156
4.753% 1/20/62 (c)(g)	578	581
5.47% 8/20/59 (c)(g)	1	1
11% 1/20/21	2	2
		1,743
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $20,926)		20,975

Asset-Backed Securities - 2.4%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.821% 5/28/30 (c)(d)	$105	$105
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.811% 2/25/32 (c)(d)	106	106
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7899% 7/26/66 (c)(d)(h)	532	532
Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (c)(d)(h)	2,013	2,015
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6799% 3/25/67 (c)(d)(h)	560	560
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.8706% 1/25/30 (c)(d)	429	429
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.9948% 7/28/21 (c)(d)	1,884	1,885
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.2406% 1/26/26 (c)(d)	6,447	6,467
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	49	50
TOTAL ASSET-BACKED SECURITIES
(Cost $12,139)		12,149

Collateralized Mortgage Obligations - 18.0%
U.S. Government Agency - 18.0%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.25% 4/25/24 (c)(d)	244	242
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4699% 8/25/31 (c)(d)	57	58
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (c)(d)	13	13
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.9399% 11/25/32 (c)(d)	622	625
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4899% 11/25/32 (c)(d)	26	27
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4199% 6/25/36 (c)(d)	852	864
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	94	97
Series 2005-19 Class PA, 5.5% 7/25/34	103	104
Series 2005-64 Class PX, 5.5% 6/25/35	194	204
Series 2005-68 Class CZ, 5.5% 8/25/35	673	734
Series 2012-149:
Class DA, 1.75% 1/25/43	131	125
Class GA, 1.75% 6/25/42	135	129
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	100	103
Series 2004-52 Class KZ, 5.5% 7/25/34	1,442	1,569
Series 2004-91 Class Z, 5% 12/25/34	809	861
Series 2009-59 Class HB, 5% 8/25/39	349	372
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	491	42
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4099% 3/25/36 (c)(d)	525	535
Series 2011-67 Class AI, 4% 7/25/26 (e)	135	11
Series 2016-26 Class CG, 3% 5/25/46	2,035	2,024
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.8888% 11/15/32 (c)(d)	111	111
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/33 (c)(d)	235	239
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8888% 3/15/34 (c)(d)	265	265
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	264	282
Series 3415 Class PC, 5% 12/15/37	94	99
Series 3840 Class VA, 4.5% 9/15/27	151	152
Series 4135 Class AB, 1.75% 6/15/42	99	95
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	285	304
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,177	1,284
Series 2004-2862 Class NE, 5% 9/15/24	1,767	1,813
Series 2145 Class MZ, 6.5% 4/15/29	334	368
Series 2357 Class ZB, 6.5% 9/15/31	209	234
Series 2877 Class ZD, 5% 10/15/34	996	1,062
Series 2998 Class LY, 5.5% 7/15/25	90	94
Series 3007 Class EW, 5.5% 7/15/25	422	442
Series 3745 Class KV, 4.5% 12/15/26	932	969
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	711	728
Series 4341 Class ML, 3.5% 11/15/31	1,079	1,098
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	6,768	6,729
Series 2018-4 Class MA, 3.5% 3/25/58	4,556	4,555
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	910	915
Class A2, 3.5% 6/25/28 (h)	230	228
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9848% 7/20/37 (c)(d)	149	150
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9648% 1/20/38 (c)(d)	39	39
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0814% 11/16/39 (c)(d)	149	151
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 3.0114% 12/16/39 (c)(d)	116	117
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (c)(d)(g)	1,993	1,985
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (c)(d)(g)	2,411	2,401
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (c)(d)(g)	2,658	2,646
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8871% 12/20/60 (c)(d)(g)	721	719
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 12/20/60 (c)(d)(g)	1,318	1,319
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 2/20/61 (c)(d)(g)	2,622	2,624
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9971% 2/20/61 (c)(d)(g)	3,006	3,007
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (c)(d)(g)	981	982
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (c)(d)(g)	1,193	1,194
Class FC, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (c)(d)(g)	1,100	1,101
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0371% 6/20/61 (c)(d)(g)	1,337	1,339
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (c)(d)(g)	1,326	1,330
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (c)(d)(g)	1,162	1,169
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (c)(d)(g)	741	745
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (c)(d)(g)	1,081	1,085
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (c)(d)(g)	643	644
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (c)(d)(g)	40	40
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7871% 5/20/63 (c)(d)(g)	444	444
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7071% 4/20/63 (c)(d)(g)	455	454
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7348% 10/20/47 (c)(d)	662	650
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7848% 5/20/48 (c)(d)	822	812
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7848% 6/20/48 (c)(d)	934	921
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,005
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	285	32
Series 2011-68 Class EC, 3.5% 4/20/41	722	733
Series 2017-134 Class BA, 2.5% 11/20/46	129	126
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	378	374
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	741	734
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 3.0071% 9/20/62 (c)(d)(g)	1,687	1,687
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1571% 11/20/65 (c)(d)(g)	233	233
Series 2010-169 Class Z, 4.5% 12/20/40	1,066	1,114
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	1,186	1,195
Series 2010-H17 Class XP, 5.2987% 7/20/60 (c)(g)	963	972
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	895	902
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	151	9
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (c)(i)	417	424
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (c)(i)	1,373	1,408
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	865	854
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	2,372	2,345
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	1,684	1,677
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	3,786	3,773
Class JA, 2.5% 6/20/65 (g)	360	359
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	3,557	3,526
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (c)(d)(g)	3,092	3,098
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(d)(g)	2,795	2,793
Series 2090-118 Class XZ, 5% 12/20/39	2,406	2,634
		91,880
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $92,585)		91,880

Commercial Mortgage Securities - 5.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	5,461	5,314
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	767	779
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	2,500	2,477
Series K069 Class A2, 3.187% 9/25/27	800	800
Series K073 Class A2, 3.35% 1/25/28	3,600	3,632
Series K155 Class A1, 3.75% 11/25/29	108	112
Series K158 Class A2, 3.9% 12/25/30	1,200	1,232
Series K709 Class A2, 2.086% 3/25/19	48	47
Series K710 Class A2, 1.883% 5/25/19	1,326	1,323
Series K712 Class A2, 1.869% 11/25/19	1,919	1,908
Series K084 Class A2, 3.78% 10/25/28	1,200	1,249
Series K157 Class A2, 3.99% 5/25/33	2,020	2,113
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8011% 2/25/20 (c)(d)	6,130	6,130
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $27,119)		27,116

Foreign Government and Government Agency Obligations - 4.5%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,088
5.5% 12/4/23	10,710	12,056
5.5% 4/26/24	1,100	1,242
Jordanian Kingdom 3% 6/30/25	3,329	3,344
Ukraine Government 1.471% 9/29/21	1,400	1,361
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,357)		23,091
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.44% (j)
(Cost $17,182)	17,178,840	17,182

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	$92
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	91

TOTAL PUT OPTIONS			183

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	57
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	62

TOTAL CALL OPTIONS			119

TOTAL PURCHASED SWAPTIONS
(Cost $440)			302
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $526,947)			525,002
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(14,915)
NET ASSETS - 100%			$510,087

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/34	$(600)	$(599)
3% 3/1/49	(5,600)	(5,471)
3.5% 3/1/34	(650)	(660)
3.5% 3/1/34	(650)	(660)
TOTAL TBA SALE COMMITMENTS
Proceeds $(7,368)		$(7,390)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	168	June 2019	$35,649	$(17)	$(17)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	318	June 2019	36,431	(65)	(65)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	55	June 2019	6,710	(25)	(25)

TOTAL PURCHASED FUTURES					(107)

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	20	June 2019	2,889	20	20
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	18	June 2019	2,330	13	13

TOTAL SOLD FUTURES					33

TOTAL FUTURES CONTRACTS					$(74)

The notional amount of futures purchased as a percentage of Net Assets is 15.4%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $88,234.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	$460	$5	$0	$5
3%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2029	1,600	25	0	25

TOTAL INTEREST RATE SWAPS							$30	$0	$30

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $390,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $80,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,335,000 or 0.7% of net assets.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$103
Total	$103

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$332,307	$--	$332,307	$--
U.S. Government Agency - Mortgage Securities	20,975	--	20,975	--
Asset-Backed Securities	12,149	--	12,149	--
Collateralized Mortgage Obligations	91,880	--	91,880	--
Commercial Mortgage Securities	27,116	--	27,116	--
Foreign Government and Government Agency Obligations	23,091	--	23,091	--
Money Market Funds	17,182	17,182	--	--
Purchased Swaptions	302	--	302	--
Total Investments in Securities:	$525,002	$17,182	$507,820	$--
Derivative Instruments:
Assets
Futures Contracts	$33	$33	$--	$--
Swaps	30	--	30	--
Total Assets	$63	$33	$30	$--
Liabilities
Futures Contracts	$(107)	$(107)	$--	$--
Total Liabilities	$(107)	$(107)	$--	$--
Total Derivative Instruments:	$(44)	$(74)	$30	$--
Other Financial Instruments:
TBA Sale Commitments	$(7,390)	$--	$(7,390)	$--
Total Other Financial Instruments:	$(7,390)	$--	$(7,390)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$33	$(107)
Purchased Swaptions(b)	302	0
Swaps(c)	30	0
Total Interest Rate Risk	365	(107)
Total Value of Derivatives	$365	$(107)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $509,765)	$507,820
Fidelity Central Funds (cost $17,182)	17,182
Total Investment in Securities (cost $526,947)		$525,002
Receivable for investments sold		27
Receivable for TBA sale commitments		7,368
Receivable for fund shares sold		377
Interest receivable		1,679
Distributions receivable from Fidelity Central Funds		33
Receivable for daily variation margin on futures contracts		1
Receivable for daily variation margin on centrally cleared OTC swaps		7
Total assets		534,494
Liabilities
Payable for investments purchased
Regular delivery	$8,978
Delayed delivery	7,346
TBA sale commitments, at value	7,390
Payable for fund shares redeemed	366
Distributions payable	67
Accrued management fee	131
Payable for daily variation margin on futures contracts	66
Other affiliated payables	63
Total liabilities		24,407
Net Assets		$510,087
Net Assets consist of:
Paid in capital		$522,660
Total distributable earnings (loss)		(12,573)
Net Assets, for 49,407 shares outstanding		$510,087
Net Asset Value, offering price and redemption price per share ($510,087 ÷ 49,407 shares)		$10.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$6,420
Income from Fidelity Central Funds		103
Total income		6,523
Expenses
Management fee	$802
Transfer agent fees	263
Fund wide operations fee	116
Independent trustees' fees and expenses	1
Commitment fees	1
Total expenses before reductions	1,183
Expense reductions	(1)
Total expenses after reductions		1,182
Net investment income (loss)		5,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,920)
Futures contracts	235
Swaps	7
Written options	4
Total net realized gain (loss)		(1,674)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,038
Futures contracts	(17)
Swaps	26
Written options	(1)
Delayed delivery commitments	(23)
Total change in net unrealized appreciation (depreciation)		6,023
Net gain (loss)		4,349
Net increase (decrease) in net assets resulting from operations		$9,690

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,341	$9,492
Net realized gain (loss)	(1,674)	(5,130)
Change in net unrealized appreciation (depreciation)	6,023	(12,368)
Net increase (decrease) in net assets resulting from operations	9,690	(8,006)
Distributions to shareholders	(5,202)	–
Distributions to shareholders from net investment income	–	(9,409)
Total distributions	(5,202)	(9,409)
Share transactions
Proceeds from sales of shares	26,565	87,437
Reinvestment of distributions	4,790	8,658
Cost of shares redeemed	(67,133)	(113,050)
Net increase (decrease) in net assets resulting from share transactions	(35,778)	(16,955)
Total increase (decrease) in net assets	(31,290)	(34,370)
Net Assets
Beginning of period	541,377	575,747
End of period	$510,087	$541,377
Other Information
Distributions in excess of net investment income end of period		$(320)
Shares
Sold	2,595	8,532
Issued in reinvestment of distributions	467	840
Redeemed	(6,554)	(10,950)
Net increase (decrease)	(3,492)	(1,578)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$10.57	$10.79	$10.71	$10.68	$10.58
Income from Investment Operations
Net investment income (loss)A	.104	.181	.144	.130	.144	.133
Net realized and unrealized gain (loss)	.087	(.342)	(.138)	.148	.016	.153
Total from investment operations	.191	(.161)	.006	.278	.160	.286
Distributions from net investment income	(.101)	(.179)	(.138)	(.135)	(.130)	(.130)
Distributions from net realized gain	–	–	(.088)	(.063)	–	(.056)
Total distributions	(.101)	(.179)	(.226)	(.198)	(.130)	(.186)
Net asset value, end of period	$10.32	$10.23	$10.57	$10.79	$10.71	$10.68
Total ReturnB,C	1.88%	(1.52)%	.08%	2.62%	1.50%	2.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.05%F	1.75%	1.36%	1.21%	1.34%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$510	$541	$576	$721	$740	$823
Portfolio turnover rateG	148%F	132%	149%	117%	71%	153%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,304
Gross unrealized depreciation	(4,229)
Net unrealized appreciation (depreciation)	$(1,925)
Tax cost	$526,723

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,981)
Long-term	(2,691)
Total capital loss carryforward	$(8,672)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$235	$(17)
Purchased Options	46	(19)
Swaps	7	26
Written Options	4	(1)
Total Interest Rate Risk	$292	$(34)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $6,051 and $6,450, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.45%	$1,000.00	$1,018.80	$2.25
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2017.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SLM-SANN-0419
1.844597.113

Fidelity® Total Bond Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	48.9%
AAA	3.1%
AA	0.6%
A	6.6%
BBB	21.8%
BB and Below	16.6%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**,***
Corporate Bonds	36.0%
U.S. Government and U.S. Government Agency Obligations	48.9%
Asset-Backed Securities	1.7%
CMOs and Other Mortgage Related Securities	3.3%
Municipal Bonds	1.1%
Other Investments	7.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 12.9%

 ** Futures and Swaps - 0.2%

 *** Written options - (1.1)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$3,638,000	$3,014,851
3.375% 8/15/26		1,918,000	1,647,370
			4,662,221
Nonconvertible Bonds - 36.0%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.2%
Altice Finco SA 7.625% 2/15/25 (b)		3,399,000	3,042,105
AT&T, Inc.:
2.45% 6/30/20		7,195,000	7,143,907
3% 6/30/22		7,993,000	7,925,710
3.4% 5/15/25		25,177,000	24,528,697
3.6% 2/17/23		26,826,000	26,994,513
4.45% 4/1/24		1,500,000	1,552,800
6.3% 1/15/38		10,617,000	11,843,007
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,051,000	1,030,243
BellSouth Capital Funding Corp. 7.875% 2/15/30		25,000	29,417
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		395,000	387,100
7.5% 10/15/26 (b)		5,635,000	5,747,700
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		651,000	656,696
GTH Finance BV 7.25% 4/26/23 (b)		2,710,000	2,884,578
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,200,000	9,059,403
Level 3 Communications, Inc. 5.75% 12/1/22		3,067,000	3,101,504
Level 3 Financing, Inc.:
5.375% 1/15/24		7,175,000	7,219,844
5.375% 5/1/25		1,758,000	1,753,605
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		538,000	540,710
Qwest Corp. 6.75% 12/1/21		1,650,000	1,756,920
Sable International Finance Ltd. 6.875% 8/1/22 (b)		1,770,000	1,840,800
SFR Group SA:
6.25% 5/15/24 (b)		5,358,000	5,358,000
7.375% 5/1/26 (b)		2,871,000	2,817,169
8.125% 2/1/27 (b)		3,701,000	3,719,505
Telecom Italia SpA 4% 4/11/24 (Reg. S)	EUR	3,500,000	4,058,515
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,051,000	1,072,020
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		2,800,000	2,695,000
Turk Telekomunikasyon A/S:
3.75% 6/19/19 (b)		790,000	786,903
6.875% 2/28/25 (b)		625,000	624,543
U.S. West Communications 7.25% 9/15/25		1,800,000	1,921,177
Verizon Communications, Inc.:
2.625% 2/21/20		7,995,000	7,981,769
3.85% 11/1/42		3,697,000	3,331,954
4.522% 9/15/48		5,655,000	5,549,640
4.862% 8/21/46		10,531,000	10,828,441
5.012% 4/15/49		5,836,000	6,108,746
5.012% 8/21/54		44,593,000	45,808,134
5.5% 3/16/47		22,998,000	25,566,946
			247,267,721
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	6,183,647
5.15% 4/30/20		7,399,000	7,589,954
5.95% 4/1/41		4,363,000	5,152,530
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		3,503,463	1,751,732
Time Warner, Inc.:
3.6% 7/15/25		4,081,000	4,019,137
6.2% 3/15/40		7,512,000	8,233,684
			32,930,684
Media - 2.2%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,875,593
7.75% 12/1/45		3,932,000	5,794,380
Altice Financing SA:
6.625% 2/15/23 (b)		1,771,000	1,810,848
7.5% 5/15/26 (b)		12,063,000	11,670,953
Altice SA 7.75% 5/15/22 (b)		3,450,000	3,428,438
Cablevision SA 6.5% 6/15/21 (b)		645,000	634,867
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,050,746
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	4,023,564
5% 2/1/28 (b)		12,200,000	11,742,500
5.125% 2/15/23		720,000	731,700
5.125% 5/1/23 (b)		6,996,000	7,119,130
5.125% 5/1/27 (b)		7,097,000	6,963,931
5.375% 5/1/25 (b)		880,000	900,900
5.5% 5/1/26 (b)		7,769,000	7,922,127
5.75% 1/15/24		5,915,000	6,059,178
5.75% 2/15/26 (b)		7,122,000	7,380,457
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,342,518
4.908% 7/23/25		13,008,000	13,475,218
5.375% 5/1/47		32,692,000	30,996,005
6.484% 10/23/45		5,223,000	5,617,748
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (b)		1,250,000	1,310,938
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,159,851
3.969% 11/1/47		10,806,000	10,023,913
3.999% 11/1/49		12,298,000	11,420,755
4% 3/1/48		6,094,000	5,697,576
4.6% 8/15/45		8,807,000	8,891,726
4.65% 7/15/42		7,870,000	7,991,843
6.45% 3/15/37		1,399,000	1,722,619
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,728,072
5.375% 7/15/23 (b)		6,090,000	6,258,693
5.5% 5/15/26 (b)		4,409,000	4,458,601
5.5% 4/15/27 (b)		2,577,000	2,589,885
6.75% 11/15/21		5,240,000	5,580,600
7.5% 4/1/28 (b)		3,026,000	3,192,430
7.75% 7/15/25 (b)		9,531,000	10,174,343
DISH DBS Corp.:
5.875% 7/15/22		2,548,000	2,433,340
5.875% 11/15/24		8,151,000	6,864,772
7.75% 7/1/26		863,000	746,495
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,988,000	1,913,450
Fox Corp.:
3.666% 1/25/22 (b)		2,306,000	2,332,845
4.03% 1/25/24 (b)		4,055,000	4,132,581
4.709% 1/25/29 (b)		5,868,000	6,082,457
5.476% 1/25/39 (b)		5,787,000	6,066,285
5.576% 1/25/49 (b)		3,840,000	4,055,179
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,334,000	1,317,992
4.875% 4/11/22 (b)		360,000	365,134
5.125% 3/31/27 (b)		370,000	361,494
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,422,467
2.75% 4/13/23 (Reg. S)	EUR	4,400,000	5,160,999
MDC Partners, Inc. 6.5% 5/1/24 (b)		8,976,000	7,764,240
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		2,504,000	2,472,700
5.5% 10/1/21 (b)		561,000	565,909
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		5,574,000	5,560,065
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,854,586
4.625% 5/15/23 (b)		6,125,000	6,193,906
5% 8/1/27 (b)		5,281,000	5,162,072
5.375% 4/15/25 (b)		4,109,000	4,187,328
6% 7/15/24 (b)		4,182,000	4,333,598
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,071,000	6,180,422
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,044,627
4.5% 9/15/42		20,648,000	17,344,024
5.5% 9/1/41		8,265,000	7,820,994
5.875% 11/15/40		10,540,000	10,458,070
6.55% 5/1/37		29,622,000	31,411,180
7.3% 7/1/38		24,672,000	27,844,304
8.25% 4/1/19		15,539,000	15,601,681
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		5,631,000	5,497,264
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,748,190
VTR Finance BV 6.875% 1/15/24 (b)		2,234,000	2,295,435
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		4,982,000	4,843,500
6% 1/15/27 (b)		3,571,000	3,383,523
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,495,000	8,197,675
			474,763,429
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	5,852,468
Citizens Utilities Co. 7.05% 10/1/46		6,489,000	3,244,500
Comcel Trust 6.875% 2/6/24 (b)		2,464,000	2,550,240
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	560,170
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		4,545,000	4,589,087
Millicom International Cellular SA:
6% 3/15/25 (b)		1,398,000	1,420,718
6.625% 10/15/26 (b)		4,961,000	5,145,797
6.625% 10/15/26 (Reg. S)		350,000	363,038
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	522,551
6.5% 10/13/26 (b)		424,000	426,256
MTS International Funding Ltd. 5% 5/30/23 (b)		859,000	856,366
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,105,000	2,220,775
Sprint Communications, Inc. 6% 11/15/22		8,846,000	8,974,267
Sprint Corp. 7.875% 9/15/23		20,223,000	21,613,331
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		2,583,000	2,544,229
6.375% 3/1/25		3,096,000	3,221,775
6.5% 1/15/24		3,877,000	4,022,388
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,262,356
Tele2 AB 1.125% 5/15/24 (Reg. S)	EUR	4,305,000	4,896,184
			74,286,496
TOTAL COMMUNICATION SERVICES			829,248,330
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Metalsa SA de CV 4.9% 4/24/23 (b)		4,253,000	4,123,496
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	5,413,000	5,270,166
			9,393,662
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.15% 1/15/20		17,361,000	17,359,346
3.2% 7/13/20		12,869,000	12,874,301
3.5% 7/10/19		6,856,000	6,868,875
4% 1/15/25		11,521,000	11,066,059
4.2% 3/1/21		16,735,000	16,924,561
4.25% 5/15/23		3,453,000	3,463,989
4.375% 9/25/21		30,556,000	31,054,713
Volkswagen Financial Services AG 1.875% 9/7/21 (Reg. S)	GBP	5,500,000	7,230,000
			106,841,844
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		120,000	121,848
Frontdoor, Inc. 6.75% 8/15/26 (b)		2,244,000	2,280,465
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,599,791
Laureate Education, Inc. 8.25% 5/1/25 (b)		6,345,000	6,852,600
			14,854,704
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,820,913
5% 10/15/25 (b)		3,361,000	3,259,330
Aramark Services, Inc.:
4.75% 6/1/26		4,603,000	4,568,478
5.125% 1/15/24		1,605,000	1,639,106
Delta Merger Sub, Inc. 6% 9/15/26 (b)		615,000	625,763
Eldorado Resorts, Inc. 6% 4/1/25		4,324,000	4,394,265
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,163,155
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,358,094
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,330,000	8,371,650
Hilton Escrow Issuer LLC 4.25% 9/1/24		4,638,000	4,568,430
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,635,780
4.875% 4/1/27		975,000	970,125
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	7,664,815
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	10,280,964
4.5% 1/15/28		3,959,000	3,720,193
5.75% 2/1/27 (b)		1,410,000	1,443,488
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	599,985
Scientific Games Corp.:
5% 10/15/25 (b)		3,249,000	3,147,469
6.625% 5/15/21		5,476,000	5,547,790
10% 12/1/22		4,800,000	5,046,000
Stars Group Holdings BV 7% 7/15/26 (b)		11,105,000	11,363,858
Station Casinos LLC 5% 10/1/25 (b)		2,733,000	2,654,426
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		663,000	671,091
7.25% 11/30/21 (b)		956,000	992,137
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	610,275
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,269,556	1,456,741
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,322,259
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		3,013,000	2,882,123
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		5,990,000	5,780,350
5.5% 10/1/27 (b)		7,900,000	7,532,176
			111,091,229
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (b)(c)(d)		898,000	903,613
5.125% 7/15/23 (b)		2,774,000	2,774,000
7% 7/15/24 (b)		2,995,000	3,066,820
			6,744,433
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		3,806,000	3,691,820
6.375% 5/15/25		5,170,000	5,131,225
			8,823,045
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		3,727,000	3,671,095
Specialty Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25		443,000	434,694
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (b)(e)		2,460,000	2,460,000
TOTAL CONSUMER DISCRETIONARY			264,314,706
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		25,085,000	24,279,824
4.9% 2/1/46		28,689,000	27,610,510
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25		8,250,000	8,516,145
4.75% 4/15/58		17,929,000	16,273,964
5.45% 1/23/39		18,170,000	19,068,631
5.55% 1/23/49		34,229,000	35,951,191
5.8% 1/23/59 (Reg. S)		36,395,000	38,826,064
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	190,820
Constellation Brands, Inc.:
3.875% 11/15/19		1,503,000	1,511,425
4.25% 5/1/23		3,316,000	3,415,279
			175,643,853
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,010,000	3,028,813
ESAL GmbH 6.25% 2/5/23 (b)		650,000	655,857
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		5,398,000	5,387,389
3.3% 11/18/21		6,403,000	6,436,999
			15,509,058
Food Products - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	167,313
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,237,187
JBS Investments II GmbH 7% 1/15/26 (b)		462,000	477,015
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,630,000	6,724,809
5.875% 7/15/24 (b)		15,785,000	16,226,980
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,367,000	1,373,835
4.875% 11/1/26 (b)		991,000	992,239
Post Holdings, Inc.:
5% 8/15/26 (b)		2,064,000	1,984,020
5.75% 3/1/27 (b)		1,714,000	1,690,433
			30,873,831
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,229,115
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	5,995,090
3.875% 9/16/46		28,850,000	21,863,849
4% 1/31/24		4,082,000	4,120,444
4.25% 8/9/42		17,795,000	14,372,500
4.4% 2/14/26		7,825,000	7,886,653
4.5% 5/2/43		11,887,000	9,839,647
4.8% 2/14/29		10,174,000	10,153,855
5.375% 1/31/44		21,453,000	19,970,780
5.95% 2/14/49		14,275,000	14,240,498
BAT International Finance PLC:
1.25% 3/13/27 (Reg. S)	EUR	3,055,000	3,263,559
3.95% 6/15/25 (b)		3,070,000	3,011,889
Imperial Tobacco Finance PLC:
1.125% 8/14/23 (Reg. S)	EUR	4,750,000	5,372,329
2.95% 7/21/20 (b)		12,741,000	12,641,030
3.375% 2/26/26 (Reg. S)	EUR	3,971,000	4,935,410
3.75% 7/21/22 (b)		12,933,000	12,956,246
4.25% 7/21/25 (b)		11,765,000	11,749,189
8.125% 3/15/24	GBP	1,360,000	2,239,661
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,083,993
4% 6/12/22		7,254,000	7,341,747
4.45% 6/12/25		14,799,000	14,923,600
5.7% 8/15/35		2,699,000	2,661,458
5.85% 8/15/45		22,737,000	21,663,474
6.15% 9/15/43		2,874,000	2,831,038
7.25% 6/15/37		3,221,000	3,520,562
Vector Group Ltd. 6.125% 2/1/25 (b)		9,591,000	8,488,035
			228,126,536
TOTAL CONSUMER STAPLES			451,382,393
ENERGY - 7.1%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,781,000	1,789,015
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		12,030,000	12,488,839
6.5% 4/1/20		470,000	486,323
Ensco PLC:
4.5% 10/1/24		4,029,000	3,117,237
5.2% 3/15/25		8,288,000	6,361,040
5.75% 10/1/44		4,970,000	3,193,225
Halliburton Co.:
3.8% 11/15/25		6,237,000	6,265,758
4.85% 11/15/35		5,447,000	5,518,165
Jonah Energy LLC 7.25% 10/15/25 (b)		4,725,000	3,047,625
Nabors Industries, Inc.:
5.5% 1/15/23		2,116,000	1,983,750
5.75% 2/1/25		1,880,000	1,659,100
Noble Holding International Ltd.:
5.25% 3/15/42		1,204,000	746,480
7.75% 1/15/24		328,000	291,920
7.875% 2/1/26 (b)		1,230,000	1,150,050
7.95% 4/1/25 (c)		5,439,000	4,759,125
8.95% 4/1/45 (c)		4,655,000	3,817,100
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,516,000	1,687,684
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,790,000	1,784,988
5.75% 4/15/25		7,252,000	6,925,660
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,182,000	1,241,195
7.625% 11/7/24 (b)		415,000	449,404
Weatherford International Ltd.:
5.95% 4/15/42		822,000	487,035
6.5% 8/1/36		1,134,000	674,730
7% 3/15/38		322,000	192,395
9.875% 2/15/24		3,825,000	2,754,000
Weatherford International, Inc. 9.875% 3/1/25		9,685,000	6,900,563
			79,772,406
Oil, Gas & Consumable Fuels - 6.7%
Amerada Hess Corp. 7.3% 8/15/31		4,354,000	4,960,553
Anadarko Finance Co. 7.5% 5/1/31		21,425,000	25,928,978
Anadarko Petroleum Corp.:
4.5% 7/15/44		30,708,000	27,781,455
4.85% 3/15/21		4,287,000	4,404,398
5.55% 3/15/26		14,762,000	15,773,973
6.45% 9/15/36		16,266,000	18,305,919
6.6% 3/15/46		18,160,000	21,471,162
California Resources Corp. 8% 12/15/22 (b)		13,185,000	10,531,519
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	15,971,416
5.85% 2/1/35		6,942,000	7,587,305
Cenovus Energy, Inc. 4.25% 4/15/27		19,799,000	18,854,740
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,564,000	3,635,280
5.875% 3/31/25		3,373,000	3,592,279
7% 6/30/24		7,430,000	8,228,725
Cheniere Energy Partners LP:
5.25% 10/1/25		19,337,000	19,578,713
5.625% 10/1/26 (b)		1,507,000	1,535,256
Chesapeake Energy Corp.:
5.75% 3/15/23		1,820,000	1,756,300
8% 1/15/25		3,631,000	3,690,004
8% 6/15/27		2,994,000	2,965,108
Citgo Holding, Inc. 10.75% 2/15/20 (b)		2,170,000	2,226,963
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,388,000	4,371,545
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,878,489
4.5% 6/1/25		2,999,000	3,078,552
Comstock Escrow Corp. 9.75% 8/15/26 (b)		6,349,000	5,884,729
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(d)		11,927,000	11,867,460
6.5% 5/15/26 (b)		2,695,000	2,553,513
6.875% 6/15/25 (b)		2,994,000	2,919,150
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23		4,235,000	4,347,312
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,549,000	5,659,980
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,346,350
5.85% 5/21/43 (b)(c)		16,107,000	14,254,695
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,497,570
5.375% 7/15/25		5,606,000	5,830,240
Denbury Resources, Inc.:
9% 5/15/21 (b)		4,001,000	4,036,009
9.25% 3/31/22 (b)		6,719,000	6,735,798
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		4,247,087	4,166,902
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	8,819,655
El Paso Corp. 6.5% 9/15/20		10,282,000	10,783,463
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	5,858,764
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		2,566,000	2,562,452
3.9% 5/15/24 (c)		2,707,000	2,635,810
Enbridge Energy Partners LP:
4.2% 9/15/21		8,493,000	8,644,721
4.375% 10/15/20		7,211,000	7,340,760
Enbridge, Inc. 4.25% 12/1/26		4,925,000	5,022,158
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		548,000	574,030
5.75% 1/30/28 (b)		551,000	586,815
Energy Transfer Partners LP:
4.2% 9/15/23		3,683,000	3,756,507
4.5% 4/15/24		4,042,000	4,150,404
4.95% 6/15/28		12,566,000	12,803,628
5.25% 4/15/29		6,576,000	6,876,442
5.8% 6/15/38		7,006,000	7,150,743
6% 6/15/48		4,563,000	4,734,520
6.25% 4/15/49		10,251,000	11,002,013
Enterprise Products Operating LP:
2.55% 10/15/19		1,893,000	1,889,748
3.75% 2/15/25		6,359,000	6,439,417
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		596,000	528,205
8% 11/29/24 (b)		6,676,000	4,706,580
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,488,000	1,517,760
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,614,000	1,640,147
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		3,290,000	3,224,200
7% 6/15/23		6,352,000	6,280,540
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		414,000	393,300
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		8,157,000	8,197,785
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,784,000	4,592,640
5.75% 10/1/25 (b)		1,360,000	1,351,500
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		3,064,000	2,673,340
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,331,000	2,382,277
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		538,000	552,408
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		7,224,000	7,267,684
5.5% 3/1/44		27,364,000	28,339,793
6.55% 9/15/40		1,203,000	1,382,561
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,962,455
5.05% 2/15/46		3,092,000	3,060,545
5.55% 6/1/45		7,786,000	8,174,307
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,444,000	2,477,605
7.875% 8/1/21 (b)		3,915,000	3,979,598
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		3,023,000	3,015,443
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,706,364
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		545,000	565,497
MEG Energy Corp. 7% 3/31/24 (b)		3,780,000	3,458,700
MPLX LP:
4.5% 7/15/23		6,299,000	6,510,702
4.8% 2/15/29		3,672,000	3,764,445
4.875% 12/1/24		8,532,000	8,907,117
5.5% 2/15/49		11,018,000	11,284,491
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,412,105
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		6,691,000	3,930,093
Pan American Energy LLC 7.875% 5/7/21 (b)		1,775,000	1,801,625
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		456,000	451,303
5.375% 1/15/25 (b)		5,010,000	5,022,525
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		637,000	651,333
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,827,425
Pemex Project Funding Master Trust 6.625% 6/15/35		4,703,000	4,256,215
Petrobras Energia SA 7.375% 7/21/23 (b)		823,000	783,908
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	3,731,000	4,654,726
5.299% 1/27/25		12,800,000	12,921,600
5.75% 2/1/29		25,591,000	25,510,388
5.999% 1/27/28		37,982,000	38,532,739
6.125% 1/17/22		1,467,000	1,544,003
6.25% 3/17/24		14,369,000	15,209,587
7.25% 3/17/44		28,700,000	30,665,950
7.375% 1/17/27		26,190,000	28,782,810
8.75% 5/23/26		39,882,000	47,041,218
Petrobras International Finance Co. Ltd.:
5.875% 3/7/22	EUR	400,000	512,605
6.875% 1/20/40		210,000	217,088
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		621,100	145,959
6% 5/16/24 (b)(f)		3,207,669	721,726
6% 11/15/26 (b)(f)		2,790,167	627,788
12.75% 2/17/22 (b)(f)		172,000	46,655
Petroleos Mexicanos:
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,313,012
3.5% 1/30/23		7,115,000	6,626,911
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,547,688
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	9,128,367
4.5% 1/23/26		29,333,000	26,194,369
4.625% 9/21/23		50,278,000	48,151,241
4.875% 1/24/22		8,927,000	8,855,495
4.875% 1/18/24		10,629,000	10,154,947
5.5% 1/21/21		8,010,000	8,112,128
5.5% 6/27/44		6,885,000	5,366,858
5.625% 1/23/46		22,750,000	17,801,875
6% 3/5/20		2,491,000	2,534,269
6.35% 2/12/48		55,632,000	46,146,744
6.375% 1/23/45		18,303,000	15,369,944
6.5% 3/13/27		59,688,000	57,628,764
6.5% 6/2/41		21,160,000	18,409,200
6.625% (b)(g)		1,109,000	903,835
6.75% 9/21/47		34,958,000	30,312,082
6.875% 8/4/26		26,215,000	26,182,231
8% 5/3/19		4,626,000	4,660,695
Phillips 66 Co. 4.3% 4/1/22		8,039,000	8,314,920
Phillips 66 Partners LP 2.646% 2/15/20		838,000	835,006
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		4,550,000	4,522,910
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	565,396
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23		7,846,000	7,336,010
Sanchez Energy Corp. 7.25% 2/15/23 (b)		8,790,000	7,581,375
SemGroup Corp.:
6.375% 3/15/25		4,303,000	4,055,578
7.25% 3/15/26		5,241,000	5,070,668
Southwestern Energy Co.:
6.2% 1/23/25 (c)		21,859,000	21,633,852
7.75% 10/1/27		2,395,000	2,487,806
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	30,807,863
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		3,130,000	3,169,125
5.5% 2/15/26		2,245,000	2,229,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	4,986,875
5.125% 2/1/25		6,329,000	6,360,645
5.25% 5/1/23		1,340,000	1,358,412
5.875% 4/15/26 (b)		3,705,000	3,853,200
6.75% 3/15/24		2,816,000	2,949,760
Teine Energy Ltd. 6.875% 9/30/22 (b)		1,700,000	1,708,500
The Williams Companies, Inc.:
4.55% 6/24/24		21,661,000	22,310,830
5.75% 6/24/44		12,223,000	12,876,799
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,728,000	1,628,657
Tullow Oil PLC 7% 3/1/25 (b)		513,000	507,870
Western Gas Partners LP:
4.65% 7/1/26		3,106,000	3,083,047
4.75% 8/15/28		3,701,000	3,652,254
5.375% 6/1/21		28,072,000	28,920,561
Williams Partners LP:
3.6% 3/15/22		6,891,000	6,927,638
3.9% 1/15/25		16,989,000	17,020,478
4% 11/15/21		4,279,000	4,348,239
4% 9/15/25		1,911,000	1,919,283
4.125% 11/15/20		1,528,000	1,545,871
4.3% 3/4/24		26,077,000	26,672,337
4.5% 11/15/23		4,667,000	4,816,165
YPF SA:
8.5% 3/23/21 (Reg. S)		4,650,000	4,772,063
8.75% 4/4/24 (b)		5,484,000	5,536,098
			1,413,776,458
TOTAL ENERGY			1,493,548,864
FINANCIALS - 12.1%
Banks - 4.5%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	595,218
Access Bank PLC 9.25% 6/24/21 (b)(c)		1,429,000	1,425,428
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		1,223,000	1,206,184
7.2% 3/16/27 (b)(c)		1,282,000	1,191,024
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	5,819,000	6,832,345
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	3,146,000	1,824,893
Banco de Bogota SA 6.25% 5/12/26 (b)		440,000	461,454
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		777,000	788,663
Banco Do Brasil SA:
4.625% 1/15/25 (b)		503,000	497,719
4.875% 4/19/23 (b)		513,000	524,286
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (f)	EUR	1,300,000	414,032
Banco Hipotecario SA 9.75% 11/30/20 (b)		4,057,000	4,082,356
Banco Macro SA 6.75% 11/4/26 (b)(c)		3,085,000	2,699,406
Bank Ireland Group PLC:
1.375% 8/29/23 (Reg. S)	EUR	1,093,000	1,233,046
3.125% 9/19/27 (Reg. S) (c)	GBP	500,000	626,984
Bank of America Corp.:
3.004% 12/20/23 (c)		9,031,000	8,913,577
3.3% 1/11/23		574,000	575,707
3.419% 12/20/28 (c)		14,844,000	14,321,601
3.5% 4/19/26		13,098,000	12,965,282
3.705% 4/24/28 (c)		20,736,000	20,451,549
3.864% 7/23/24 (c)		43,427,000	44,130,507
3.95% 4/21/25		10,930,000	10,922,158
4.1% 7/24/23		7,314,000	7,541,992
4.2% 8/26/24		25,822,000	26,317,223
4.25% 10/22/26		9,380,000	9,422,951
4.45% 3/3/26		4,916,000	5,005,209
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		755,000	670,440
Barclays PLC:
2.75% 11/8/19		7,803,000	7,773,115
3.25% 1/12/21		13,452,000	13,359,464
4.375% 1/12/26		15,982,000	15,851,491
BBVA Bancomer SA:
7.25% 4/22/20 (b)		940,000	971,734
7.25% 4/22/20 (Reg. S)		1,514,000	1,565,113
Biz Finance PLC 9.625% 4/27/22 (b)		3,633,000	3,646,624
BTA Bank JSC 5.5% 12/21/22 (b)		414,096	412,440
CaixaBank SA:
1.75% 10/24/23 (Reg. S)	EUR	6,000,000	6,810,709
2.75% 7/14/28 (Reg. S) (c)	EUR	2,200,000	2,510,022
CBOM Finance PLC 5.55% 2/14/23 (b)		1,038,000	1,007,427
Citigroup, Inc.:
2.4% 2/18/20		22,872,000	22,757,033
2.75% 4/25/22		15,927,000	15,723,453
3.142% 1/24/23 (c)		14,530,000	14,475,214
4.05% 7/30/22		3,378,000	3,442,981
4.3% 11/20/26		7,797,000	7,807,214
4.4% 6/10/25		28,565,000	29,026,446
4.45% 9/29/27		6,371,000	6,393,057
5.5% 9/13/25		16,071,000	17,358,028
Citizens Bank NA 2.55% 5/13/21		4,182,000	4,129,130
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,238,110
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		12,394,000	12,341,904
3.75% 3/26/25		12,391,000	12,244,465
3.8% 9/15/22		19,558,000	19,662,578
3.8% 6/9/23		23,347,000	23,345,446
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,489,000	1,846,872
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	2,150,000	2,447,234
5% 1/12/22 (b)		2,750,000	2,806,041
Development Bank of Mongolia 7.25% 10/23/23 (b)		436,000	445,238
Discover Bank:
4.2% 8/8/23		11,373,000	11,621,575
7% 4/15/20		1,293,000	1,342,757
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		468,000	468,304
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,226,000	1,246,033
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,094,974
HSBC Holdings PLC 4.25% 3/14/24		3,945,000	3,994,846
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,931,788
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		4,094,000	3,793,292
5.71% 1/15/26 (b)		27,047,000	25,327,773
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,290,000	1,332,583
5.5% 8/6/22 (b)		736,000	765,440
6.2% 12/21/21 (Reg. S)		624,000	658,008
JPMorgan Chase & Co.:
2.95% 10/1/26		11,773,000	11,224,216
3.25% 9/23/22		11,737,000	11,810,467
3.797% 7/23/24 (c)		44,260,000	44,892,149
3.875% 9/10/24		22,801,000	23,064,331
4.125% 12/15/26		20,651,000	20,897,843
4.25% 10/15/20		4,456,000	4,538,200
4.35% 8/15/21		12,911,000	13,296,679
4.452% 12/5/29 (c)		40,200,000	42,072,624
4.5% 1/24/22		14,045,000	14,605,785
4.625% 5/10/21		4,382,000	4,527,405
JSC BGEO Group 6% 7/26/23 (b)		2,003,000	1,980,494
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	6,934,000	8,301,339
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,955,000	1,961,100
Rabobank Nederland 4.375% 8/4/25		16,524,000	16,715,678
Regions Bank 6.45% 6/26/37		15,683,000	18,641,016
Regions Financial Corp. 3.2% 2/8/21		7,591,000	7,600,943
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		32,141,000	32,582,194
5.125% 5/28/24		40,776,000	41,331,456
6% 12/19/23		29,324,000	30,813,781
6.1% 6/10/23		26,301,000	27,588,572
6.125% 12/15/22		27,112,000	28,602,904
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		80,000	79,600
4.75% 4/29/21 (b)		450,000	433,724
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,411,000	1,471,806
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	1,224,000	1,395,719
4.75% 10/17/19 (b)		424,000	422,770
6.125% 5/24/27 (b)(c)		1,355,000	1,214,300
6.25% 4/20/21 (b)		621,000	625,590
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		901,000	854,622
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		3,662,000	3,425,845
6.875% 2/3/25 (Reg. S) (c)		998,000	950,597
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (c)	EUR	1,950,000	2,275,435
6.572% 1/14/22 (b)		23,534,000	24,126,098
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,683,000	4,680,050
7.375% 5/30/22 (b)		2,609,000	2,674,225
			954,296,747
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	12,943,319
4.25% 2/15/24		9,340,000	9,593,514
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		625,000	625,288
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,400,403
2% 2/15/24 (Reg. S)	EUR	2,500,000	2,856,862
2.2% 7/24/25 (Reg. S)	EUR	5,216,000	5,904,639
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		11,793,000	11,344,933
4.207% 6/12/24 (b)(c)		18,061,000	18,151,650
5.75% 9/18/25 (Reg. S) (c)	EUR	3,925,000	4,798,882
6.5% 8/8/23 (Reg. S)		10,235,000	10,936,098
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	8,600,000	9,815,691
4.5% 4/1/25		51,329,000	47,781,680
5% 6/24/20	EUR	8,050,000	9,576,755
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	17,866,161
3.3% 11/16/22		30,321,000	28,617,165
5% 2/14/22		29,755,000	29,938,891
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		64,328,000	63,364,136
3.2% 2/23/23		10,830,000	10,736,162
3.691% 6/5/28 (c)		128,004,000	123,951,096
3.75% 5/22/25		12,741,000	12,679,413
4.25% 10/21/25		5,020,000	5,040,229
6.75% 10/1/37		6,976,000	8,296,586
IntercontinentalExchange, Inc. 2.75% 12/1/20		4,134,000	4,118,018
Lazard Group LLC 4.25% 11/14/20		2,480,000	2,517,968
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,127,770
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,008,974
4.875% 2/15/24		6,892,000	7,289,104
Morgan Stanley:
3.125% 1/23/23		8,282,000	8,215,637
3.125% 7/27/26		69,344,000	66,164,969
3.7% 10/23/24		23,877,000	23,981,268
3.737% 4/24/24 (c)		79,634,000	80,327,896
3.95% 4/23/27		2,007,000	1,960,943
4.431% 1/23/30 (c)		14,132,000	14,591,773
4.875% 11/1/22		16,717,000	17,497,000
5% 11/24/25		27,517,000	28,923,841
5.5% 1/26/20		56,062,000	57,310,302
5.625% 9/23/19		8,100,000	8,219,530
5.75% 1/25/21		12,664,000	13,270,584
MSCI, Inc.:
4.75% 8/1/26 (b)		2,641,000	2,641,000
5.25% 11/15/24 (b)		2,816,000	2,886,400
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	13,533,000	16,398,219
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	12,231,302
			826,902,051
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		4,764,000	4,697,661
4.125% 7/3/23		13,016,000	12,929,824
4.45% 12/16/21		9,385,000	9,508,308
4.875% 1/16/24		5,599,000	5,729,452
Ally Financial, Inc.:
4.625% 3/30/25		2,128,000	2,167,262
5.75% 11/20/25		25,796,000	27,343,760
8% 11/1/31		4,533,000	5,598,255
Capital One Financial Corp. 3.8% 1/31/28		14,203,000	13,649,300
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		815,000	845,563
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,329,813
3.95% 11/6/24		9,389,000	9,292,867
4.1% 2/9/27		15,432,000	15,017,940
4.5% 1/30/26		15,184,000	15,254,207
5.2% 4/27/22		7,992,000	8,362,077
Ford Motor Credit Co. LLC:
2.597% 11/4/19		33,261,000	33,171,491
5.085% 1/7/21		9,629,000	9,807,997
5.596% 1/7/22		19,922,000	20,409,754
Navient Corp.:
5.875% 10/25/24		475,000	457,188
6.5% 6/15/22		7,023,000	7,227,018
6.625% 7/26/21		4,025,000	4,160,844
6.75% 6/15/26		3,350,000	3,216,000
7.25% 9/25/23		3,210,000	3,310,313
SLM Corp.:
5.5% 1/25/23		5,602,000	5,531,975
6.125% 3/25/24		1,297,000	1,264,575
7.25% 1/25/22		2,491,000	2,612,436
Springleaf Financial Corp.:
6.875% 3/15/25		3,915,000	4,012,875
7.125% 3/15/26		5,090,000	5,115,959
Synchrony Financial:
3% 8/15/19		3,126,000	3,123,996
3.75% 8/15/21		4,720,000	4,730,337
3.95% 12/1/27		24,512,000	22,445,706
4.25% 8/15/24		4,751,000	4,657,147
			287,981,900
Diversified Financial Services - 1.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,800,000	5,401,192
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		17,344,000	17,517,440
5.5% 1/15/23 (b)		3,615,000	3,706,098
AXA Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,276,379
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	15,778,801
3.85% 2/1/25		9,126,000	8,918,309
3.875% 8/15/22		13,396,000	13,403,598
4.125% 6/15/26		5,509,000	5,380,221
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,482,300
Cigna Corp.:
4.125% 11/15/25 (b)		7,592,000	7,705,838
4.375% 10/15/28 (b)		19,595,000	19,862,564
4.8% 8/15/38 (b)		12,201,000	12,177,102
4.9% 12/15/48 (b)		12,189,000	12,136,219
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,342,000	2,096,090
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		10,264,000	9,737,970
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		2,332,000	2,343,240
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		363,000	352,292
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		15,778,000	15,955,503
6% 8/1/20		1,790,000	1,807,900
6.25% 2/1/22		4,737,000	4,878,163
6.375% 12/15/25		4,491,000	4,620,116
6.75% 2/1/24		1,274,000	1,332,923
Logicor Financing SARL 1.5% 11/14/22 (Reg. S)	EUR	3,970,000	4,519,921
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,210,000	2,193,425
5.25% 8/15/22 (b)		3,250,000	3,327,058
5.5% 2/15/24 (b)		1,625,000	1,679,844
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		3,368,000	3,192,480
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,088,000	2,144,226
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		3,585,000	3,369,900
6.875% 2/15/23 (b)		1,509,000	1,463,730
Sistema International Funding SA 6.95% 5/17/19 (b)		1,351,000	1,353,794
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		13,589,000	14,727,079
Sparc Em Spc 0% 12/5/22 (b)		175,103	160,221
Tempo Acquisition LLC 6.75% 6/1/25 (b)		4,698,000	4,744,980
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		645,000	662,738
Valvoline, Inc. 5.5% 7/15/24		1,790,000	1,796,713
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	8,509,873
WPC Eurobond BV 2.25% 4/9/26	EUR	1,720,000	1,968,937
			225,685,177
Insurance - 1.2%
AIA Group Ltd. 2.25% 3/11/19 (b)		1,635,000	1,634,736
American International Group, Inc.:
2.3% 7/16/19		4,116,000	4,108,424
3.3% 3/1/21		6,125,000	6,133,356
3.875% 1/15/35		12,130,000	10,743,471
4.875% 6/1/22		11,590,000	12,145,161
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,905,000	4,002,625
Aon Corp. 5% 9/30/20		2,455,000	2,517,200
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		6,674,000	6,748,735
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		1,117,000	1,128,464
5.75% 8/15/50 (Reg. S) (c)		2,324,000	2,393,720
Hartford Financial Services Group, Inc. 5.125% 4/15/22		9,420,000	9,917,118
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	8,152,119
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	13,137,541
4.75% 3/15/39		5,849,000	6,056,326
4.8% 7/15/21		4,517,000	4,671,926
4.9% 3/15/49		11,640,000	12,243,884
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		19,445,000	18,292,489
MetLife, Inc.:
3.048% 12/15/22 (c)		7,921,000	7,904,967
4.75% 2/8/21		836,000	862,256
Metropolitan Life Global Funding I 3% 1/10/23 (b)		5,030,000	5,001,500
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	22,006,871
Pricoa Global Funding I 5.375% 5/15/45 (c)		11,144,000	11,068,778
Prudential Financial, Inc. 7.375% 6/15/19		2,058,000	2,084,067
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		11,520,000	12,325,636
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,977,936
Unum Group:
3.875% 11/5/25		13,752,000	13,373,943
4% 3/15/24		12,741,000	12,752,045
5.625% 9/15/20		5,342,000	5,517,379
5.75% 8/15/42		16,274,000	16,961,854
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,985,000	3,875,413
			241,739,940
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,192,653
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,657,000	1,747,307
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,740,000	4,319,325
			6,066,632
TOTAL FINANCIALS			2,543,865,100
HEALTH CARE - 2.6%
Biotechnology - 0.0%
AbbVie, Inc. 4.5% 5/14/35		12,471,000	11,703,022
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.894% 6/6/22		9,500,000	9,394,532
3.7% 6/6/27		4,160,000	4,029,910
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,337,368
4.625% 2/1/28 (b)		443,000	428,603
Teleflex, Inc. 4.875% 6/1/26		4,444,000	4,505,105
			20,695,518
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,251,966
Cigna Corp. 3.75% 7/15/23 (b)		15,701,000	15,889,017
Community Health Systems, Inc.:
5.125% 8/1/21		3,220,000	3,159,625
6.25% 3/31/23		14,608,000	14,060,200
8% 3/15/26 (b)		2,685,000	2,649,639
8.625% 1/15/24 (b)		8,598,000	8,834,445
CVS Health Corp.:
3.7% 3/9/23		5,734,000	5,769,195
4% 12/5/23		5,431,000	5,520,175
4.1% 3/25/25		45,449,000	46,071,752
4.3% 3/25/28		41,514,000	41,542,472
4.78% 3/25/38		18,481,000	17,977,642
5.05% 3/25/48		27,172,000	26,925,184
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		3,218,000	3,238,364
4.272% 8/28/23 (b)		10,157,000	10,307,391
4.9% 8/28/28 (b)		4,279,000	4,433,090
HCA Holdings, Inc.:
4.25% 10/15/19		4,835,000	4,865,514
4.5% 2/15/27		3,357,000	3,384,425
4.75% 5/1/23		379,000	391,936
5% 3/15/24		4,061,000	4,248,351
5.25% 6/15/26		7,307,000	7,705,255
5.875% 3/15/22		456,000	485,134
5.875% 2/15/26		2,434,000	2,570,913
6.5% 2/15/20		19,305,000	19,882,318
Medco Health Solutions, Inc. 4.125% 9/15/20		4,769,000	4,837,607
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	493,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		649,000	652,245
5.5% 2/1/21		991,000	1,005,246
Tenet Healthcare Corp.:
4.375% 10/1/21		2,437,000	2,467,463
4.625% 7/15/24		3,529,000	3,506,944
5.125% 5/1/25		2,803,000	2,778,474
6.25% 2/1/27 (b)		2,480,000	2,552,850
6.75% 6/15/23		6,838,000	7,008,950
8.125% 4/1/22		19,870,000	21,211,225
THC Escrow Corp. III 7% 8/1/25		4,453,000	4,464,133
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,161,773
6.015% 11/15/48		33,459,000	35,400,673
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,125,000	2,169,519
5.375% 8/15/26 (b)		6,204,000	6,382,365
WellPoint, Inc. 3.3% 1/15/23		4,104,000	4,111,280
			357,368,250
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		1,805,000	1,877,200
Pharmaceuticals - 0.8%
Actavis Funding SCS 3.45% 3/15/22		30,800,000	30,664,612
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	2,200,000	2,535,477
Bayer Capital Corp. BV 1.5% 6/26/26 (Reg. S)	EUR	3,400,000	3,889,227
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		18,106,000	18,109,764
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,232,350
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,172,000	1,332,326
2.5% 6/7/19		5,750,000	5,742,099
3.15% 6/15/21		13,528,000	13,373,832
3.95% 6/15/26		7,088,000	6,609,809
4.55% 4/15/28		13,507,000	12,745,838
Perrigo Finance PLC 3.5% 12/15/21		982,000	944,574
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	623,964
3.65% 11/10/21		956,000	932,001
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		2,006,000	1,955,643
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		577,000	568,346
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	7,071,000	7,958,917
2.2% 7/21/21		9,555,000	9,078,553
2.8% 7/21/23		13,994,000	12,661,966
4.5% 3/1/25	EUR	2,072,000	2,433,590
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		2,322,000	2,342,318
5.625% 12/1/21 (b)		4,449,000	4,455,674
5.875% 5/15/23 (b)		5,906,000	5,876,470
6.5% 3/15/22 (b)		1,593,000	1,650,746
7% 3/15/24 (b)		7,310,000	7,702,913
9% 12/15/25 (b)		618,000	662,613
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,097,178
3.45% 11/13/20		3,299,000	3,315,816
			164,496,616
TOTAL HEALTH CARE			556,140,606
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		5,811,000	5,848,602
6.375% 6/1/19 (b)		5,142,000	5,182,204
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,447,669
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,365,000	8,427,738
7.5% 12/1/24 (b)		6,813,000	6,949,260
7.5% 3/15/25 (b)		1,914,000	1,916,393
7.875% 4/15/27 (b)		4,565,000	4,530,580
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,413,000	6,541,260
TransDigm, Inc.:
6% 7/15/22		2,555,000	2,602,268
6.25% 3/15/26 (b)		9,375,000	9,609,375
6.375% 6/15/26		615,000	598,088
6.5% 7/15/24		4,365,000	4,408,650
6.5% 5/15/25		5,288,000	5,268,170
			68,330,257
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		9,097,000	9,051,515
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,228,000	2,391,312
			11,442,827
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		768,000	738,048
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		4,231,000	3,728,569
8.75% 12/1/20		4,255,000	4,228,406
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,087,000	2,786,018
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,899,000	3,689,429
Multi-Color Corp. 4.875% 11/1/25 (b)		2,985,000	3,026,044
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,657,000	2,238,523
Tervita Escrow Corp. 7.625% 12/1/21 (b)		963,000	960,593
			20,657,582
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		7,722,000	7,326,248
5.875% 10/15/24		4,702,000	4,926,050
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,036,000	1,064,500
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		1,640,000	207,050
7.125% 6/26/42 (b)(f)		2,456,000	310,070
			13,833,918
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,757,300
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,384,199
			5,141,499
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		382,000	379,628
Machinery - 0.1%
Fiat Industrial Finance Europe SA 1.875% 1/19/26 (Reg. S)	EUR	1,242,000	1,409,280
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,749,488
6.875% 9/1/27 (b)(e)		1,210,000	1,234,200
			6,392,968
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		2,225,000	1,613,125
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		398,000	178,105
			1,791,230
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,173,607
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,151,000	4,863,532
JSC Georgian Railway 7.75% 7/11/22 (b)		347,000	367,702
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		995,000	990,883
			6,222,117
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23		2,041,000	1,958,697
3.375% 6/1/21		6,685,000	6,637,937
3.75% 2/1/22		16,816,000	16,844,504
3.875% 4/1/21		7,396,000	7,450,722
4.25% 2/1/24		18,355,000	18,458,840
4.25% 9/15/24		7,664,000	7,659,136
4.75% 3/1/20		7,515,000	7,620,803
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,900,260
FLY Leasing Ltd.:
5.25% 10/15/24		7,453,000	7,080,350
6.375% 10/15/21		3,822,000	3,850,665
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	1,121,000	1,527,665
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	2,052,415
			83,041,994
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		3,753,000	3,592,372
TOTAL INDUSTRIALS			223,738,047
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		6,630,000	6,572,319
8.625% 5/6/19 (Reg. S)		500,000	495,650
CommScope Finance LLC:
5.5% 3/1/24 (b)		600,000	610,500
6% 3/1/26 (b)		600,000	614,250
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		1,975,000	1,922,424
			10,215,143
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		507,000	506,828
4.42% 6/15/21 (b)		1,529,000	1,556,473
5.45% 6/15/23 (b)		14,700,000	15,446,402
6.02% 6/15/26 (b)		5,064,000	5,370,258
TTM Technologies, Inc. 5.625% 10/1/25 (b)		6,930,000	6,566,175
			29,446,136
IT Services - 0.0%
First Data Corp. 5.75% 1/15/24 (b)		2,365,000	2,440,893
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	856,375
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,900,000	2,162,668
			5,459,936
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		4,545,000	4,669,760
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,356,631
Qorvo, Inc. 5.5% 7/15/26 (b)		2,714,000	2,768,280
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,927,000	2,032,985
			10,827,656
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		345,000	335,944
6.875% 8/1/25 (b)		3,245,000	3,180,100
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,138,961
5.875% 6/15/26		2,418,000	2,493,563
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		5,546,000	5,726,245
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	5,851,940
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		824,000	824,000
5.625% 12/15/26		2,663,000	2,716,260
Open Text Corp. 5.875% 6/1/26 (b)		7,059,000	7,426,633
Symantec Corp. 5% 4/15/25 (b)		9,874,000	9,836,623
Uber Technologies, Inc. 7.5% 11/1/23 (b)		956,000	977,510
			40,507,779
TOTAL INFORMATION TECHNOLOGY			96,456,650
MATERIALS - 0.8%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		771,000	803,768
5.75% 4/15/21 (b)		529,000	549,372
Element Solutions, Inc. 5.875% 12/1/25 (b)		5,514,000	5,579,506
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	4,930,653
NOVA Chemicals Corp. 4.875% 6/1/24 (b)		7,147,000	6,919,725
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		4,026,000	3,751,950
OCI NV 6.625% 4/15/23 (b)		6,832,000	7,071,120
OCP SA 5.625% 4/25/24 (b)		567,000	595,067
Olin Corp. 5.125% 9/15/27		3,663,000	3,690,473
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,383,000	2,263,850
SABIC Capital II BV 4% 10/10/23 (b)		1,108,000	1,122,072
Sasol Financing U.S.A. LLC 5.875% 3/27/24		704,000	729,730
The Chemours Co. LLC 5.375% 5/15/27		3,380,000	3,295,500
The Dow Chemical Co.:
4.125% 11/15/21		6,936,000	7,084,072
4.25% 11/15/20		2,327,000	2,364,765
TPC Group, Inc. 8.75% 12/15/20 (b)		8,502,000	8,331,960
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		2,962,000	2,784,280
Valvoline, Inc. 4.375% 8/15/25		2,450,000	2,321,375
			64,189,238
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	3,086,000	3,694,314
6% 4/1/24 (b)		589,000	606,965
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,179,000	1,281,349
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		55,000	56,169
			5,638,797
Containers & Packaging - 0.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(c)		4,192,814	3,941,245
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		7,298,000	7,206,775
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		3,408,000	3,280,200
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		2,890,000	2,731,050
7.875% 7/15/26 (b)		720,000	689,400
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,362,600
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,553,955
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,838,480
			25,603,705
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		4,471,000	4,653,417
6.75% 10/19/75 (b)(c)		11,105,000	12,181,630
Commercial Metals Co. 5.375% 7/15/27		3,269,000	3,060,601
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	5,203,449
4.5% 8/1/47 (b)		4,170,000	4,178,173
CSN Islands XI Corp. 6.875% 9/21/19 (b)		3,414,000	3,424,276
CSN Resources SA 6.5% 7/21/20 (b)		2,914,000	2,914,000
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		556,000	554,721
10.375% 4/7/19 (b)		183,500	183,078
10.375% 4/7/19 (Reg. S)		737,500	735,804
10.375% 4/7/19 (Reg. S)		377,500	376,632
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	2,079,945
7.25% 5/15/22 (b)		1,414,000	1,422,838
7.25% 4/1/23 (b)		9,837,000	9,664,853
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,329,000	3,291,549
3.875% 3/15/23		1,962,000	1,933,512
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,773,000	1,795,783
Metinvest BV 7.75% 4/23/23 (b)		5,794,000	5,608,128
Polyus Finance PLC 5.25% 2/7/23 (b)		2,218,000	2,201,698
POSCO 4% 8/1/23 (b)		615,000	625,619
Stillwater Mining Co. 6.125% 6/27/22 (b)		4,142,000	3,990,784
Vale Overseas Ltd. 4.375% 1/11/22		435,000	435,435
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,380,000	2,248,862
8.25% 6/7/21 (b)		2,210,000	2,232,100
VM Holding SA 5.375% 5/4/27 (b)		400,000	406,760
			75,403,647
TOTAL MATERIALS			170,835,387
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		1,837,000	1,829,126
4.6% 4/1/22		3,119,000	3,219,198
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	4,200,000	4,461,879
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,220,274
American Homes 4 Rent 4.25% 2/15/28		896,000	873,675
AvalonBay Communities, Inc. 3.625% 10/1/20		3,189,000	3,219,249
Boston Properties, Inc.:
3.85% 2/1/23		3,713,000	3,775,967
4.5% 12/1/28		12,665,000	13,131,750
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,170,137
4.25% 1/15/24		5,855,000	6,029,654
Care Capital Properties LP 5.125% 8/15/26		4,710,000	4,476,958
CommonWealth REIT 5.875% 9/15/20		1,357,000	1,387,235
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,082,537
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,276,300
DDR Corp.:
3.625% 2/1/25		5,451,000	5,258,351
4.25% 2/1/26		14,523,000	14,354,973
4.625% 7/15/22		4,060,000	4,154,294
4.7% 6/1/27		904,000	915,022
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,026,837
3.75% 12/1/24		3,445,000	3,457,964
3.875% 10/15/22		11,077,000	11,278,842
Equity One, Inc. 3.75% 11/15/22		11,531,000	11,591,173
ERP Operating LP:
2.375% 7/1/19		5,592,000	5,583,178
4.75% 7/15/20		4,905,000	4,999,449
Hudson Pacific Properties LP 4.65% 4/1/29		4,561,000	4,492,839
iStar Financial, Inc. 6% 4/1/22		832,000	830,960
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	2,929,301
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,424,000	3,398,320
5.25% 8/1/26		3,615,000	3,660,188
6.375% 3/1/24		1,433,000	1,501,068
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		26,812,000	26,968,419
4.5% 1/15/25		6,808,000	6,775,240
4.5% 4/1/27		32,478,000	31,853,273
4.75% 1/15/28		18,782,000	18,780,742
4.95% 4/1/24		11,179,000	11,383,815
5.25% 1/15/26		18,623,000	19,149,499
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,048,857
5% 12/15/23		1,293,000	1,300,241
Senior Housing Properties Trust 6.75% 4/15/20		159,000	161,441
Store Capital Corp. 4.625% 3/15/29		5,948,000	5,871,321
Ventas Realty LP:
3.125% 6/15/23		3,477,000	3,426,235
3.5% 2/1/25		3,798,000	3,743,238
3.75% 5/1/24		15,927,000	15,991,815
4% 3/1/28		6,996,000	6,897,036
4.125% 1/15/26		3,540,000	3,553,633
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,722,053
WP Carey, Inc. 4% 2/1/25		21,671,000	21,374,776
			323,588,332
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	3,100,000	3,338,376
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,621,549
3.95% 11/15/27		14,429,000	13,892,061
4.1% 10/1/24		10,117,000	10,080,053
4.55% 10/1/29		10,929,000	10,821,869
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	6,565,000	7,467,464
Deutsche Annington Finance BV:
1.8% 6/29/25 (Reg. S)	EUR	1,400,000	1,635,943
5% 10/2/23 (b)		3,695,000	3,771,782
Digital Realty Trust LP:
3.4% 10/1/20		11,281,000	11,314,449
3.625% 10/1/22		5,865,000	5,879,835
3.95% 7/1/22		7,543,000	7,637,838
4.75% 10/1/25		19,502,000	20,286,545
5.25% 3/15/21		3,636,000	3,751,356
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,662,326
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	461,194
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	5,330,000	6,105,326
Host Hotels & Resorts LP 4.75% 3/1/23		96,000	98,479
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	6,947,063
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,145
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,843,000	1,834,946
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	507,594
Liberty Property LP:
3.375% 6/15/23		5,207,000	5,151,265
4.125% 6/15/22		9,480,000	9,691,214
4.4% 2/15/24		8,293,000	8,571,965
4.75% 10/1/20		7,187,000	7,328,591
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	7,968,820
4.5% 4/18/22		11,063,000	10,500,647
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,628,932
Shimao Property Holdings Ltd. 4.75% 7/3/22		1,695,000	1,663,514
Tanger Properties LP:
3.125% 9/1/26		8,723,000	7,915,159
3.75% 12/1/24		13,668,000	13,319,960
3.875% 12/1/23		3,066,000	3,041,574
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		191,000	195,693
			217,098,527
TOTAL REAL ESTATE			540,686,859
UTILITIES - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,106,672
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		2,198,000	2,159,535
DPL, Inc. 6.75% 10/1/19		785,000	795,794
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,694,968
6.4% 9/15/20 (b)		16,498,000	17,180,173
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		1,260,000	1,251,865
6.75% 8/6/23 (b)		700,000	704,522
Eversource Energy 2.8% 5/1/23		9,622,000	9,451,473
Exelon Corp. 2.85% 6/15/20		3,114,000	3,105,039
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	20,384,959
7.375% 11/15/31		40,851,000	52,642,492
InterGen NV 7% 6/30/23 (b)		7,075,000	6,367,500
IPALCO Enterprises, Inc.:
3.45% 7/15/20		17,516,000	17,469,053
3.7% 9/1/24		6,665,000	6,551,101
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	732,486
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	930,276
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,620,185
NRG Yield Operating LLC 5% 9/15/26		2,513,000	2,343,373
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		5,463,451	5,845,893
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,344,471
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	508,277
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,541,391
TECO Finance, Inc. 5.15% 3/15/20		2,396,000	2,444,625
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		11,371,000	11,797,413
			194,973,536
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,378,749
Independent Power and Renewable Electricity Producers - 0.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		64,189,000	68,842,703
Dynegy, Inc. 7.625% 11/1/24		3,472,000	3,689,000
Emera U.S. Finance LP:
2.15% 6/15/19		3,272,000	3,261,097
2.7% 6/15/21		3,220,000	3,160,583
3.55% 6/15/26		5,152,000	4,942,153
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,282,533
4.5% 9/15/27 (b)		596,000	566,200
NRG Energy, Inc.:
5.75% 1/15/28		2,250,000	2,309,063
6.25% 5/1/24		2,873,000	2,969,389
6.625% 1/15/27		1,080,000	1,150,200
Talen Energy Supply LLC:
6.5% 6/1/25		538,000	479,358
10.5% 1/15/26 (b)		10,735,000	11,110,725
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,293,000	1,280,988
5% 1/31/28 (b)		1,443,000	1,370,850
6.625% 6/15/25 (b)(c)		3,430,000	3,601,500
The AES Corp.:
4.5% 3/15/23		1,851,000	1,864,883
4.875% 5/15/23		6,062,000	6,120,726
5.125% 9/1/27		4,638,000	4,765,545
6% 5/15/26		984,000	1,035,660
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	1,206,000	1,362,498
			127,165,654
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (c)(d)		22,443,000	20,647,560
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (c)(d)		6,590,000	6,260,500
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	8,591,420
5.8% 2/1/42		4,036,000	4,442,980
5.95% 6/15/41		7,538,000	8,513,854
Puget Energy, Inc.:
6% 9/1/21		9,916,000	10,466,590
6.5% 12/15/20		3,265,000	3,430,629
Sempra Energy:
2.875% 10/1/22		3,670,000	3,562,281
6% 10/15/39		9,562,000	10,770,012
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	1,654,000	1,728,178
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (c)(d)		2,459,000	2,162,813
			80,576,817
TOTAL UTILITIES			405,094,756

TOTAL NONCONVERTIBLE BONDS			7,575,311,698

TOTAL CORPORATE BONDS
(Cost $7,589,475,912)			7,579,973,919

U.S. Government and Government Agency Obligations - 27.5%
U.S. Treasury Inflation-Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$97,083,469	$89,072,723
1% 2/15/46		88,143,799	85,714,051
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		33,255,989	32,508,801
0.375% 7/15/25		171,146,202	168,509,512
0.375% 1/15/27		143,394,606	139,444,936
0.625% 1/15/26		127,159,792	126,633,982
0.75% 7/15/28		99,940,274	100,071,341

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			741,955,346

U.S. Treasury Obligations - 24.0%
U.S. Treasury Bonds:
2.25% 8/15/46 (h)(i)(j)		261,200	220,500
2.75% 11/15/47		182,698,900	170,787,789
3% 5/15/45		42,618,500	42,014,183
3% 2/15/48		13,722,100	13,483,035
3% 2/15/49 (k)		593,371,000	583,496,939
5% 5/15/37		16,600	21,657
U.S. Treasury Notes:
1.25% 10/31/21 (h)		3,057,900	2,958,996
1.625% 5/15/26		15,926,700	14,875,289
1.75% 6/30/22		607,029,000	592,588,288
1.875% 3/31/22		527,421,700	517,841,581
1.875% 7/31/22		575,545,600	563,674,972
2% 4/30/24		15,926,700	15,507,380
2% 11/15/26		11,093,000	10,589,048
2.125% 12/31/22		275,186,800	271,252,487
2.125% 7/31/24		222,547,000	217,644,011
2.125% 11/30/24		43,567,300	42,517,260
2.125% 5/15/25 (h)(j)		1,465,300	1,425,290
2.25% 12/31/24		394,208,100	387,155,473
2.25% 11/15/27		200,057,200	193,148,975
2.375% 2/29/24		225,610,000	224,102,995
2.5% 3/31/23		416,562,200	416,236,761
2.5% 2/28/26		316,674,000	314,187,615
2.75% 11/30/20 (h)(i)		1,228,000	1,232,029
2.75% 8/15/21		9,492,300	9,545,323
2.75% 2/15/28		96,082,900	96,443,211
2.875% 9/30/23		46,915,700	47,610,272
3.125% 11/15/28		277,000,000	286,456,952

TOTAL U.S. TREASURY OBLIGATIONS			5,037,018,311

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,857,383,588)			5,778,973,657

U.S. Government Agency - Mortgage Securities - 26.3%
Fannie Mae - 12.3%
12 month U.S. LIBOR + 1.445% 3.542% 4/1/37 (c)(d)		34,570	35,894
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)		12,149	12,583
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (c)(d)		38,144	39,580
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(d)		9,989	10,363
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (c)(d)		30,472	31,703
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		15,308	15,980
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(d)		72,476	75,464
12 month U.S. LIBOR + 1.617% 4.355% 3/1/33 (c)(d)		28,126	29,263
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (c)(d)		24,829	25,903
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(d)		12,692	13,211
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (c)(d)		31,406	33,037
12 month U.S. LIBOR + 1.718% 4.408% 5/1/35 (c)(d)		59,746	62,290
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (c)(d)		87,500	91,201
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (c)(d)		21,500	22,452
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (c)(d)		108,767	114,487
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (c)(d)		30,936	32,384
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(d)		138,735	146,039
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (c)(d)		75,723	79,618
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (c)(d)		74,890	78,916
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (c)(d)		305,304	321,714
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (c)(d)		30,514	32,154
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (c)(d)		2,450,497	2,525,226
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (c)(d)		283,688	298,936
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)		44,856	46,263
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(d)		28,382	29,908
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (c)(d)		90,151	94,797
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (c)(d)		28,710	30,253
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)		24,966	26,165
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)		40,466	42,641
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (c)(d)		629	640
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (c)(d)		73,317	75,333
6 month U.S. LIBOR + 1.510% 4.251% 2/1/33 (c)(d)(l)		657	674
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (c)(d)		14,523	14,941
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (c)(d)		9,258	9,529
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (c)(d)		5,450	5,604
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (c)(d)		5,825	6,003
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (c)(d)		864	898
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (c)(d)		10,570	11,033
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.199% 10/1/33 (c)(d)		111,937	115,353
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		9,154	9,529
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (c)(d)		70,167	73,939
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)		35,304	37,202
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.654% 7/1/34 (c)(d)		79,029	83,277
2.5% 3/1/34 (e)		24,401,670	23,923,327
2.5% 3/1/34 (e)		8,350,000	8,186,316
2.5% 3/1/34 (e)		3,148,330	3,086,614
2.5% 3/1/34 (e)		2,500,000	2,450,993
2.5% 3/1/34 (e)		20,000,000	19,607,942
2.5% 3/1/34 (e)		2,500,000	2,450,993
2.5% 12/1/42 to 8/1/43		6,966,812	6,635,421
2.5% 3/1/49 (e)		3,125,000	2,961,265
2.5% 3/1/49 (e)		3,125,000	2,961,265
2.5% 3/1/49 (e)		7,201,503	6,824,179
2.5% 3/1/49 (e)		7,201,503	6,824,179
3% 3/1/25 to 9/1/48		289,402,576	285,449,684
3% 3/1/34 (e)		44,700,000	44,610,801
3% 3/1/34 (e)		45,200,000	45,109,803
3% 3/1/34 (e)		45,200,000	45,109,803
3% 3/1/34 (e)		55,100,000	54,990,048
3% 3/1/34 (e)		21,700,000	21,656,698
3% 3/1/34 (e)		24,125,000	24,076,859
3% 3/1/34 (e)		9,180,000	9,161,681
3% 3/1/49 (e)		3,125,000	3,052,751
3% 3/1/49 (e)		3,125,000	3,052,751
3% 3/1/49 (e)		48,175,000	47,061,204
3% 3/1/49 (e)		48,175,000	47,061,204
3% 3/1/49 (e)		11,900,000	11,624,874
3% 3/1/49 (e)		22,900,000	22,370,557
3% 3/1/49 (e)		11,000,000	10,745,682
3% 3/1/49 (e)		22,900,000	22,370,557
3% 3/1/49 (e)		56,550,000	55,242,575
3% 3/1/49 (e)		27,650,000	27,010,738
3% 3/1/49 (e)		34,500,000	33,702,367
3% 3/1/49 (e)		5,900,000	5,763,593
3% 3/1/49 (e)		5,900,000	5,763,593
3% 3/1/49 (e)		10,800,000	10,550,306
3% 3/1/49 (e)		34,500,000	33,702,367
3% 3/1/49 (e)		9,200,000	8,987,298
3.5% 7/1/32 to 10/1/56		461,596,663	464,148,227
3.5% 3/1/34 (e)		144,000,000	146,285,050
3.5% 3/1/34 (e)		9,600,000	9,752,337
3.5% 3/1/34 (e)		9,600,000	9,752,337
3.5% 3/1/34 (e)		9,600,000	9,752,337
3.5% 3/1/34 (e)		29,800,000	30,272,878
3.5% 3/1/34 (e)		49,000,000	49,777,552
3.5% 3/1/34 (e)		10,850,000	11,022,172
3.5% 3/1/34 (e)		54,350,000	55,212,448
3.5% 3/1/49 (e)		2,400,000	2,400,473
3.5% 3/1/49 (e)		4,000,000	4,000,788
4% 11/1/31 to 5/1/48		348,004,517	357,249,576
4% 3/1/49 (e)		3,800,000	3,873,424
4% 3/1/49 (e)		23,550,000	24,005,035
4% 3/1/49 (e)		23,550,000	24,005,035
4% 3/1/49 (e)		3,800,000	3,873,424
4.5% 6/1/33 to 8/1/56		203,445,887	212,751,281
4.5% 3/1/49 (e)		59,600,000	61,668,615
4.5% 3/1/49 (e)		30,800,000	31,869,016
5% 5/1/19 to 8/1/56		68,649,512	72,923,015
5.257% 8/1/41		1,198,151	1,295,126
5.5% 9/1/21 to 5/1/44		14,980,841	16,185,822
6% 7/1/19 to 1/1/42		7,761,484	8,575,713
6.5% 8/1/20 to 8/1/39		12,822,796	14,300,371
6.52% 2/1/39		1,500,168	1,620,565
7% 9/1/21 to 7/1/37		559,834	622,896
7.5% 6/1/25 to 2/1/32		242,300	270,903
8% 8/1/29 to 3/1/37		7,288	8,529
8.5% 12/1/19		1	1
9.5% 9/1/21		183	188

TOTAL FANNIE MAE			2,596,457,802

Freddie Mac - 5.7%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (c)(d)		23,711	24,411
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (c)(d)		9,929	10,239
12 month U.S. LIBOR + 1.375% 4.192% 3/1/36 (c)(d)		81,597	84,168
12 month U.S. LIBOR + 1.500% 4.295% 3/1/36 (c)(d)		56,329	58,429
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)		16,615	17,226
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)		222,150	233,414
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (c)(d)		1,236,554	1,272,445
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(d)		432,505	454,393
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)		21,777	22,844
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(d)(l)		21,756	22,801
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (c)(d)		31,020	32,167
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(d)		34,444	36,295
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (c)(d)		386,639	399,376
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (c)(d)		73,363	75,738
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)		52,271	55,081
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (c)(d)		65,067	67,044
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		32,418	33,356
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		12,421	13,052
12 month U.S. LIBOR + 1.998% 4.292% 4/1/38 (c)(d)		62,598	65,963
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)		34,587	36,446
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (c)(d)		998	1,038
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (c)(d)		53,432	56,035
6 month U.S. LIBOR + 1.125% 3.775% 8/1/37 (c)(d)		20,505	20,752
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(d)		22,270	22,779
6 month U.S. LIBOR + 1.608% 4.148% 12/1/35 (c)(d)		19,537	20,028
6 month U.S. LIBOR + 1.647% 4.391% 2/1/37 (c)(d)		82,888	85,595
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (c)(d)		31,738	32,894
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(d)		8,247	8,575
6 month U.S. LIBOR + 1.843% 4.426% 10/1/36 (c)(d)		92,175	95,718
6 month U.S. LIBOR + 1.913% 4.487% 10/1/35 (c)(d)		56,087	58,244
6 month U.S. LIBOR + 2.020% 4.662% 6/1/37 (c)(d)		16,273	17,016
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (c)(d)		24,434	25,575
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (c)(d)		35,916	37,590
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.044% 6/1/33 (c)(d)		86,014	89,745
U.S. TREASURY 1 YEAR INDEX + 2.279% 4.221% 6/1/33 (c)(d)		173,164	181,174
U.S. TREASURY 1 YEAR INDEX + 2.407% 4.762% 3/1/35 (c)(d)		345,977	364,573
3% 4/1/32 to 2/1/47		231,391,336	227,427,958
3% 3/1/34 (e)		33,400,000	33,351,617
3.5% 1/1/32 to 12/1/48 (h)(j)		467,926,182	471,023,599
3.5% 8/1/47		115,121	115,665
3.5% 3/1/49 (e)		27,100,000	27,121,217
4% 7/1/31 to 5/1/48		298,031,861	306,189,987
4% 4/1/48		1,020,946	1,043,086
4% 3/1/49 (e)		19,700,000	20,092,190
4.5% 6/1/25 to 12/1/48		52,399,789	54,906,319
4.5% 3/1/49 (e)		31,900,000	33,045,822
4.5% 3/1/49 (e)		1,000,000	1,035,919
5% 6/1/20 to 7/1/41		10,894,893	11,669,025
5.5% 10/1/19 to 3/1/41		3,839,578	4,134,009
6% 10/1/21 to 12/1/37		1,092,276	1,202,970
6.5% 7/1/21 to 9/1/39		1,432,744	1,597,127
7% 6/1/21 to 9/1/36		506,915	569,282
7.5% 1/1/27 to 4/1/32		11,239	12,698
8% 7/1/24 to 4/1/32		14,093	16,043
8.5% 9/1/19 to 1/1/28		13,114	14,586
9% 10/1/20		4	4
9.5% 5/1/21		4	4
10% 2/1/20		1	1

TOTAL FREDDIE MAC			1,198,701,347

Ginnie Mae - 8.3%
3.5% 11/15/40 to 7/20/47 (h)		227,184,722	229,880,669
4% 5/20/33 to 4/20/47		66,748,951	68,988,906
4.5% 6/20/33 to 8/15/41		26,488,678	27,891,423
5% 12/15/32 to 9/15/41		11,609,047	12,327,959
5.5% 7/15/33 to 9/15/39		930,435	1,006,479
6% 10/15/30 to 11/15/39		284,589	315,306
7% 10/15/22 to 3/15/33		583,117	655,348
7.5% 11/15/21 to 9/15/31		233,233	255,867
8% 11/15/21 to 11/15/29		63,400	68,810
8.5% 10/15/21 to 1/15/31		12,068	13,599
9% 9/15/19 to 1/15/23		153	162
9.5% 12/15/20 to 3/15/23		80	83
2.5% 11/20/46		61,955,735	59,243,963
3% 5/20/42 to 9/20/48		247,059,692	244,258,945
3% 3/1/49 (e)		3,125,000	3,083,380
3% 3/1/49 (e)		4,875,000	4,810,073
3% 3/1/49 (e)		2,950,000	2,910,711
3.5% 3/1/49 (e)		155,100,000	156,442,111
3.5% 3/1/49 (e)		61,300,000	61,830,441
3.5% 3/1/49 (e)		7,200,000	7,262,303
3.5% 3/1/49 (e)		4,875,000	4,917,184
3.5% 4/1/49 (e)		3,125,000	3,150,454
3.5% 4/1/49 (e)		2,950,000	2,974,029
4% 3/1/49 (e)		5,000,000	5,131,132
4% 3/1/49 (e)		3,050,000	3,129,991
4% 3/1/49 (e)		5,000,000	5,131,132
4% 3/1/49 (e)		106,800,000	109,600,980
4% 3/1/49 (e)		62,000,000	63,626,037
4% 3/1/49 (e)		9,500,000	9,749,151
4% 3/1/49 (e)		48,350,000	49,618,046
4% 3/1/49 (e)		101,925,000	104,598,126
4% 3/1/49 (e)		2,950,000	3,027,368
4% 4/1/49 (e)		150,275,000	154,098,777
4% 4/1/49 (e)		2,950,000	3,025,063
4.5% 3/1/49 (e)		39,200,000	40,558,778
4.5% 3/1/49 (e)		36,800,000	38,075,587
4.5% 3/1/49 (e)		17,700,000	18,313,530
4.5% 3/1/49 (e)		23,100,000	23,900,708
4.5% 3/1/49 (e)		32,500,000	33,626,538
4.5% 3/1/49 (e)		38,400,000	39,731,048
4.5% 3/1/49 (e)		13,700,000	14,174,879
4.5% 4/1/49 (e)		62,700,000	64,839,067
4.5% 4/1/49 (e)		31,400,000	32,471,239
4.5% 4/1/49 (e)		31,300,000	32,367,828
6.5% 3/20/31 to 6/15/37		162,022	182,926
11% 9/20/19		29	30

TOTAL GINNIE MAE			1,741,266,166

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,573,681,972)			5,536,425,315

Asset-Backed Securities - 1.7%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$13,759,210	$13,688,200
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.9148% 10/28/23 (b)(c)(d)		11,135,904	11,105,968
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		221,000	241,132
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	525,846
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		662,438	707,975
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		1,118,000	1,217,313
Class XS, 0% 10/17/52 (b)(c)(l)(m)		781,637	8
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4335% 6/26/34 (b)(c)(d)		8,128	15,968
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		25,564,047	25,814,319
Class AA, 2.487% 12/16/41 (b)		5,227,375	5,083,589
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.6206% 7/25/29 (c)(d)		3,740,863	3,768,512
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		4,585,212	4,572,264
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 4.5848% 3/20/50 (b)(c)(d)(m)		330,000	33
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		21,464,005	21,436,445
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.8399% 10/25/37 (b)(c)(d)		9,196,817	9,259,721
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 3.1534% 9/28/30 (c)(d)		8,711,253	8,719,206
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (c)(d)		2,025	2,073
Series 2004-7 Class AF5, 4.7734% 1/25/35		230,505	231,060
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.4199% 8/25/35 (c)(d)		8,261	8,260
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4416% 1/28/40 (b)(c)(d)(m)		348,882	35
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,926,688	10,753,566
Class A2II, 4.03% 11/20/47 (b)		18,510,688	18,206,340
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		52,234	52,929
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (c)(d)		1,488	1,389
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	11,936,364
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (b)(c)(d)		185,634	182,423
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (b)(c)(d)		67,051	65,807
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (b)(c)(d)		111,461	106,165
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (b)(c)(d)		42,282	39,841
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 5.1314% 7/17/34 (b)(c)(d)		231,000	230,927
Class F, 1 month U.S. LIBOR + 3.539% 6.0204% 7/17/34 (b)(c)(d)		360,000	360,098
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.8314% 7/17/37 (b)(c)(d)		708,000	698,258
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		9,804,667	9,944,080
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.7314% 12/17/36 (b)(c)(d)		561,000	560,998
Class F, 1 month U.S. LIBOR + 3.000% 5.4814% 12/17/36 (b)(c)(d)		473,000	475,378
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9814% 3/17/37 (b)(c)(d)		703,000	695,993
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.7388% 6/17/37 (b)(c)(d)		1,275,000	1,247,280
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (c)(d)		2,066,000	1,678,377
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (b)(c)(d)(e)		18,545,000	18,545,000
Merit Securities Corp. Series 13 Class M1, 7.9484% 12/28/33 (c)		159,626	165,706
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.7799% 8/25/36 (c)(d)		652,979	652,944
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		12,855,646	12,860,274
Series 2018-3A Class A 3.5545% 11/25/28 (b)		10,504,836	10,511,863
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (b)(c)(d)		2,238,000	2,240,655
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (c)(d)		617,509	616,474
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.5706% 7/25/25 (c)(d)		3,935,560	3,941,817
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (c)(d)		939,804	932,625
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	171,317
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	161,928
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(d)		160,000	159,337
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	469,702
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	291,212
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		689,000	697,360
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		600,000	601,507
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5617% 12/25/33		27,618	17,184
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (b)(c)(d)		25,958,895	25,962,423
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0888% 1/17/35 (b)(c)(d)		954,000	948,907
Class F, 1 month U.S. LIBOR + 3.400% 5.8888% 1/17/35 (b)(c)(d)		963,000	959,619
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.3826% 2/5/36 (b)(c)(d)(m)		326,043	24
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.2326% 12/5/36 (b)(c)(d)(m)		625,269	47
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (c)(d)		15,831	15,199
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		15,048,797	15,152,799
Series 2018-A Class A, 4.147% 9/15/38 (b)		21,848,792	21,981,130
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		19,395,715	19,467,010
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		25,607,166	25,664,431
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		9,196,940	9,203,320
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (b)(c)(d)(m)		1,639,000	1,134,136
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,681,000	1,685,729
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	281,569
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		418,000	414,365
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	323,443
Class F, 5.769% 11/17/33 (b)		807,000	822,470
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		9,051,000	9,055,758
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	709,327
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 3.4913% 11/21/40 (b)(c)(d)		305,000	303,311
TOTAL ASSET-BACKED SECURITIES
(Cost $347,303,584)			350,756,062

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.65% 6/27/36 (b)(c)(d)		3,379,824	3,302,962
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.703% 7/26/36 (b)(c)		614,816	602,506
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0499% 1/25/35 (c)(d)		118,373	118,282
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		3,184,362	3,171,435
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.704% 1/25/37 (b)(c)		756,739	768,583
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(c)(m)		4,890	1,096
Class 2B5, 3.3614% 2/25/43 (b)(c)		2,706	61
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		2,899,334	2,888,322
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.79% 5/27/37 (b)(c)(d)		3,583,755	3,437,921
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 3.2063% 5/27/37 (b)(c)(d)		304,309	291,756
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		7,007,018	6,941,839
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3639% 12/25/46 (b)(c)		580,000	590,070
Series 2010-K7 Class B, 5.5006% 4/25/20 (b)(c)		637,070	652,043
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (b)(d)		17,579,663	17,507,182
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.2404% 3/25/37 (c)		144,891	143,410
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (b)(c)(d)		19,813,000	19,764,240
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.709% 6/21/36 (b)(c)(d)		1,552,412	1,539,891
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (b)(c)(d)		12,067,000	12,086,307
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (c)(d)		435,039	429,786
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (c)(d)		111,295	110,487
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (b)(c)(d)		38,785,000	38,644,443
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.9389% 7/26/45 (b)(c)		3,521,419	3,530,439
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)		8,788	8,591
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.1299% 9/25/43 (c)(d)		3,498,677	3,473,307
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.942% 1/25/35 (c)		641,838	650,614
Series 2005-AR10 Class 2A15, 4.7686% 6/25/35 (c)		3,694,296	3,796,987
Series 2005-AR2 Class 1A2, 5.0795% 3/25/35 (c)		505,892	509,408
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0108% 6/27/36 (b)(c)		122,470	122,100
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		3,159,298	3,133,395

TOTAL PRIVATE SPONSOR			128,217,463

U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2899% 2/25/32 (c)(d)		10,574	10,709
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4814% 3/18/32 (c)(d)		19,214	19,609
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (c)(d)		22,927	23,340
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4899% 10/25/32 (c)(d)		29,669	30,199
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.2399% 1/25/32 (c)(d)		10,820	10,945
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6101% 12/25/33 (c)(l)(n)		358,809	77,705
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.1901% 11/25/36 (c)(l)(n)		262,915	42,566
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		9,394	9,757
Series 1993-207 Class H, 6.5% 11/25/23		141,725	149,665
Series 1996-28 Class PK, 6.5% 7/25/25		46,181	48,885
Series 1999-17 Class PG, 6% 4/25/29		160,274	172,248
Series 1999-32 Class PL, 6% 7/25/29		153,906	165,648
Series 1999-33 Class PK, 6% 7/25/29		108,548	116,581
Series 2001-52 Class YZ, 6.5% 10/25/31		13,641	15,209
Series 2003-28 Class KG, 5.5% 4/25/23		81,250	84,007
Series 2005-102 Class CO 11/25/35 (o)		82,051	72,368
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.0763% 8/25/35 (c)(n)		25,491	29,803
Series 2005-81 Class PC, 5.5% 9/25/35		210,600	227,753
Series 2006-12 Class BO 10/25/35 (o)		371,011	328,060
Series 2006-37 Class OW 5/25/36 (o)		34,563	29,411
Series 2006-45 Class OP 6/25/36 (o)		118,143	100,767
Series 2006-62 Class KP 4/25/36 (o)		197,531	169,228
Series 2012-149:
Class DA, 1.75% 1/25/43		4,260,237	4,082,398
Class GA, 1.75% 6/25/42		4,401,998	4,202,582
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		33,044	36,722
Series 1999-25 Class Z, 6% 6/25/29		123,505	134,384
Series 2001-20 Class Z, 6% 5/25/31		170,143	183,763
Series 2001-31 Class ZC, 6.5% 7/25/31		93,322	103,041
Series 2002-16 Class ZD, 6.5% 4/25/32		49,250	54,995
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.0601% 11/25/32 (c)(l)(n)		212,564	26,535
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		950,500	84,092
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1501% 12/25/36 (c)(l)(n)		173,357	32,767
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9501% 5/25/37 (c)(l)(n)		100,620	16,439
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.7571% 9/25/23 (c)(n)		6,497	7,425
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6101% 3/25/33 (c)(l)(n)		25,852	4,621
Series 2005-72 Class ZC, 5.5% 8/25/35		1,356,281	1,446,850
Series 2005-79 Class ZC, 5.9% 9/25/35		895,713	994,136
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.6807% 6/25/37 (c)(n)		85,133	155,641
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (c)(n)		130,013	235,369
Class SB, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (c)(n)		49,090	78,100
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.0551% 8/25/37 (c)(l)(n)		3,834,121	616,123
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.8601% 3/25/38 (c)(l)(n)		683,057	102,583
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		654	5
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		16,444	227
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		18,107	185
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.8701% 6/25/21 (c)(l)(n)		4,768	65
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.5601% 12/25/40 (c)(l)(n)		640,189	87,584
Class ZA, 4.5% 12/25/40		2,593,226	2,750,095
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		508,926	43,811
Series 2010-150 Class ZC, 4.75% 1/25/41		3,164,305	3,408,276
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		5,398	70
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		215	0
Series 2010-95 Class ZC, 5% 9/25/40		6,425,394	6,973,717
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		86,666	2,322
Series 2011-39 Class ZA, 6% 11/25/32		457,322	504,298
Series 2011-4 Class PZ, 5% 2/25/41		1,416,231	1,582,364
Series 2011-67 Class AI, 4% 7/25/26 (l)		165,724	13,134
Series 2011-83 Class DI, 6% 9/25/26 (l)		175,289	11,997
Series 2012-100 Class WI, 3% 9/25/27 (l)		2,887,523	250,604
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.1601% 12/25/30 (c)(l)(n)		930,892	97,575
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.0601% 6/25/41 (c)(l)(n)		1,219,464	154,812
Series 2013-133 Class IB, 3% 4/25/32 (l)		1,814,497	156,091
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.5601% 1/25/44 (c)(l)(n)		959,093	144,617
Series 2013-51 Class GI, 3% 10/25/32 (l)		2,729,318	250,413
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2301% 6/25/35 (c)(l)(n)		533,425	85,219
Series 2015-42 Class IL, 6% 6/25/45 (l)		3,996,061	876,149
Series 2015-70 Class JC, 3% 10/25/45		3,429,005	3,418,827
Series 2017-30 Class AI, 5.5% 5/25/47		2,138,649	446,839
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)		99,476	21,500
Series 343 Class 16, 5.5% 5/25/34 (l)		85,692	15,571
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		59,135	13,325
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		39,833	7,613
Class 13, 6% 3/25/34 (l)		52,992	10,595
Series 359 Class 19, 6% 7/25/35 (c)(l)		32,617	6,662
Series 384 Class 6, 5% 7/25/37 (l)		417,510	76,656
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2888% 1/15/32 (c)(d)		8,786	8,898
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (c)(d)		11,954	12,143
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4888% 3/15/32 (c)(d)		11,949	12,159
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3888% 6/15/31 (c)(d)		22,841	23,184
Class FG, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (c)(d)		6,748	6,853
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.7388% 5/15/37 (c)(d)		499,791	496,479
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		355,896	305,224
Series 2095 Class PE, 6% 11/15/28		181,057	194,603
Series 2101 Class PD, 6% 11/15/28		14,261	15,362
Series 2121 Class MG, 6% 2/15/29		72,776	78,490
Series 2131 Class BG, 6% 3/15/29		510,730	550,031
Series 2137 Class PG, 6% 3/15/29		78,426	84,782
Series 2154 Class PT, 6% 5/15/29		128,938	139,266
Series 2162 Class PH, 6% 6/15/29		28,668	30,842
Series 2520 Class BE, 6% 11/15/32		172,790	189,166
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1113% 3/15/23 (c)(l)(n)		5,448	221
Series 2693 Class MD, 5.5% 10/15/33		1,907,814	2,074,050
Series 2802 Class OB, 6% 5/15/34		258,613	275,753
Series 2962 Class BE, 4.5% 4/15/20		79,400	79,863
Series 3002 Class NE, 5% 7/15/35		483,999	510,486
Series 3110 Class OP 9/15/35 (o)		208,795	190,287
Series 3119 Class PO 2/15/36 (o)		425,595	363,689
Series 3121 Class KO 3/15/36 (o)		71,953	62,043
Series 3123 Class LO 3/15/36 (o)		235,716	201,978
Series 3145 Class GO 4/15/36 (o)		228,440	196,081
Series 3189 Class PD, 6% 7/15/36		412,791	460,538
Series 3225 Class EO 10/15/36 (o)		130,014	111,129
Series 3258 Class PM, 5.5% 12/15/36		208,416	222,207
Series 3415 Class PC, 5% 12/15/37		162,924	172,994
Series 3786 Class HI, 4% 3/15/38 (l)		446,130	27,238
Series 3806 Class UP, 4.5% 2/15/41		1,290,945	1,334,523
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,615,803
Series 4135 Class AB, 1.75% 6/15/42		3,253,199	3,119,314
sequential payer:
Series 2135 Class JE, 6% 3/15/29		32,769	35,354
Series 2274 Class ZM, 6.5% 1/15/31		42,472	46,840
Series 2281 Class ZB, 6% 3/15/30		99,967	106,885
Series 2303 Class ZV, 6% 4/15/31		41,558	44,868
Series 2357 Class ZB, 6.5% 9/15/31		324,775	362,297
Series 2502 Class ZC, 6% 9/15/32		84,479	92,467
Series 2519 Class ZD, 5.5% 11/15/32		131,862	142,324
Series 2546 Class MJ, 5.5% 3/15/23		49,627	51,124
Series 2601 Class TB, 5.5% 4/15/23		23,757	24,663
Series 2998 Class LY, 5.5% 7/15/25		77,513	81,140
Series 3871 Class KB, 5.5% 6/15/41		2,688,155	2,986,664
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1113% 2/15/36 (c)(l)(n)		149,377	26,397
Series 2013-4281 Class AI, 4% 12/15/28 (l)		1,576,060	115,920
Series 2017-4683 Class LM, 3% 5/15/47		4,812,456	4,775,342
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.6231% 8/15/24 (c)(n)		2,330	2,907
Class SD, 86.400% - 1 month U.S. LIBOR 54.0962% 8/15/24 (c)(n)		3,425	5,036
Series 2933 Class ZM, 5.75% 2/15/35		1,752,714	1,979,061
Series 2935 Class ZK, 5.5% 2/15/35		1,833,270	1,994,754
Series 2947 Class XZ, 6% 3/15/35		619,421	681,586
Series 2996 Class ZD, 5.5% 6/15/35		1,308,613	1,452,397
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1013% 10/15/35 (c)(l)(n)		210,922	35,361
Series 3237 Class C, 5.5% 11/15/36		1,891,241	2,072,383
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.1713% 11/15/36 (c)(l)(n)		535,262	90,767
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.2613% 3/15/37 (c)(l)(n)		762,471	136,200
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.2713% 4/15/37 (c)(l)(n)		1,125,293	206,379
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.0913% 6/15/37 (c)(l)(n)		392,710	60,925
Series 3949 Class MK, 4.5% 10/15/34		347,255	360,958
Series 3955 Class YI, 3% 11/15/21 (l)		519,169	14,554
Series 4055 Class BI, 3.5% 5/15/31 (l)		1,630,428	158,158
Series 4149 Class IO, 3% 1/15/33 (l)		1,225,016	148,299
Series 4314 Class AI, 5% 3/15/34 (l)		517,599	47,040
Series 4427 Class LI, 3.5% 2/15/34 (l)		3,115,060	385,401
Series 4471 Class PA 4% 12/15/40		3,506,520	3,573,256
target amortization class Series 2156 Class TC, 6.25% 5/15/29		93,787	99,336
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/24 (c)(d)		34,276	34,549
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		69,155	74,342
Series 2056 Class Z, 6% 5/15/28		130,766	140,567
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		4,097,638	4,245,668
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		10,315,350	10,198,581
Series 2018-2 Class MA, 3.5% 11/25/57		3,392,719	3,402,248
Series 2018-3 Class MA, 3.5% 8/25/57		63,525,837	63,157,863
Series 2018-4 Class MA, 3.5% 3/25/58		8,821,031	8,818,890
Series 2018-3 Class M55D, 4% 8/25/57		9,316,049	9,584,039
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		6,540,904	6,578,629
Class A2, 3.5% 6/25/28 (b)		1,656,000	1,642,156
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2086% 6/16/37 (c)(l)(n)		232,461	40,570
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.05% 3/20/60 (c)(d)(p)		3,054,198	3,060,093
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (c)(d)(p)		358,358	357,001
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (c)(d)(p)		443,906	442,080
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (c)(d)(p)		488,382	486,328
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8871% 12/20/60 (c)(d)(p)		892,434	890,374
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 12/20/60 (c)(d)(p)		1,344,655	1,345,733
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 2/20/61 (c)(d)(p)		2,708,437	2,710,262
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9971% 2/20/61 (c)(d)(p)		3,593,216	3,595,036
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (c)(d)(p)		1,166,259	1,167,228
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (c)(d)(p)		1,435,402	1,436,719
Class FC, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (c)(d)(p)		1,322,131	1,323,253
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0371% 6/20/61 (c)(d)(p)		1,641,243	1,643,623
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (c)(d)(p)		3,198,997	3,208,984
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (c)(d)(p)		1,618,277	1,627,326
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (c)(d)(p)		1,040,496	1,046,064
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (c)(d)(p)		1,533,235	1,539,239
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (c)(d)(p)		911,316	913,429
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (c)(d)(p)		176,896	177,255
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0271% 10/20/62 (c)(d)(p)		872,405	873,514
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0371% 7/20/60 (c)(d)(p)		1,155,587	1,156,096
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8671% 3/20/63 (c)(d)(p)		1,442,152	1,438,373
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 1/20/64 (c)(d)(p)		1,548,137	1,552,713
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.1071% 12/20/63 (c)(d)(p)		4,557,429	4,572,859
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.0071% 6/20/64 (c)(d)(p)		6,293,381	6,298,839
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 3.0071% 9/20/64 (c)(d)(p)		20,016,775	20,034,724
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.9071% 12/20/62 (c)(d)(p)		1,488,144	1,487,765
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		83,935	93,838
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.0305% 12/20/40 (c)(n)		3,619,000	3,832,950
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		345,603	38,493
Series 2017-134 Class BA, 2.5% 11/20/46		4,058,771	3,951,131
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		721,178	768,155
Series 2010-160 Class DY, 4% 12/20/40		8,713,206	9,076,195
Series 2010-170 Class B, 4% 12/20/40		1,961,277	2,042,932
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0186% 5/16/34 (c)(l)(n)		129,744	19,366
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7186% 8/17/34 (c)(l)(n)		151,157	28,043
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.3117% 6/16/37 (c)(n)		13,826	22,663
Series 2010-116 Class QB, 4% 9/16/40		18,741,172	19,126,927
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 5/20/60 (c)(d)(p)		1,211,590	1,207,490
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6153% 7/20/41 (c)(l)(n)		750,897	114,168
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2186% 6/16/42 (c)(l)(n)		476,487	76,943
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (c)(n)		847,096	861,311
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (c)(n)		2,786,604	2,857,436
Series 2013-149 Class MA, 2.5% 5/20/40		10,417,559	10,212,876
Series 2014-2 Class BA, 3% 1/20/44		8,595,476	8,548,262
Series 2014-21 Class HA, 3% 2/20/44		3,924,913	3,908,368
Series 2014-25 Class HC, 3% 2/20/44		5,904,045	5,870,642
Series 2014-5 Class A, 3% 1/20/44		5,243,272	5,214,731
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		8,051,207	8,016,869
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		1,329,312	1,324,906
Class JA, 2.5% 6/20/65 (p)		6,367,936	6,339,088
Series 2017-186 Class HK, 3% 11/16/45		8,482,081	8,379,641
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(d)(p)		12,985,939	12,977,018

TOTAL U.S. GOVERNMENT AGENCY			358,720,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $490,303,153)			486,937,886

Commercial Mortgage Securities - 4.2%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.3158% 9/15/34 (b)(c)(d)		1,278,000	1,279,592
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	372,778
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (c)(l)		13,693	73
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)		831,000	794,527
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	1,196,429
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	677,738
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		1,024,000	814,216
Series 2018-BN12 Class D, 3% 5/15/61 (b)		321,000	260,196
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	596,476
Class E, 3% 11/15/61 (b)		735,000	535,657
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		610,000	608,956
Class D, 3.25% 2/15/50 (b)		1,222,000	1,034,001
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9775% 7/15/49 (c)(l)		28,880,589	2,593,148
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		2,007,000	1,959,742
Series 2018-C2 Class A5, 4.314% 12/15/51		9,200,000	9,721,591
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)(m)		1,916,926	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		868,000	809,082
Class E, 3.6089% 8/14/36 (b)(c)		637,000	561,104
Benchmark Mortgage Trust:
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		614,000	510,473
Class E, 3% 5/15/53 (b)(c)		614,000	469,264
Series 2018-B8 Class A5, 4.2317% 1/15/52		33,394,000	35,120,249
Series 2019-B9 Class A5, 4.0156% 3/15/52		29,000,000	29,966,509
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(c)		637,000	631,645
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9598% 3/15/37 (b)(c)(d)		613,000	610,690
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (b)(c)(d)		6,551,989	6,542,828
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (b)(c)(d)		9,470,099	9,484,950
Class G, 1 month U.S. LIBOR + 2.050% 4.5388% 11/15/35 (b)(c)(d)		1,333,126	1,336,468
Class H, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/35 (b)(c)(d)		502,863	504,123
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.7388% 10/15/32 (b)(c)(d)		1,325,000	1,320,764
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1888% 6/15/35 (b)(c)(d)		533,000	532,334
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.7388% 12/15/37 (b)(c)(d)		1,187,000	1,193,664
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		769,000	773,390
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5614% 2/10/50 (c)		1,482,000	1,508,987
Class D, 3.25% 2/10/50 (b)		1,340,000	1,129,500
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7557% 12/15/47 (b)(c)		478,000	504,841
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (b)(c)(d)		505,761	359,090
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (b)(c)(d)		505,761	251,523
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (b)(c)(d)		238,406	47,407
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		237,000	238,866
Class F, 3.7859% 4/10/28 (b)(c)		1,161,000	1,170,139
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.744% 1/10/24 (b)		791,000	795,603
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(c)		1,306,000	1,263,107
Series 2013-GC15 Class D, 5.2165% 9/10/46 (b)(c)		2,196,000	2,193,636
Series 2015-GC29 Class XA, 1.1059% 4/10/48 (c)(l)		41,833,169	1,969,079
Series 2015-GC33 Class XA, 0.9367% 9/10/58 (c)(l)		58,037,704	2,675,358
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.8388% 7/15/27 (b)(c)(d)		834,000	833,435
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	1,174,682
Series 2016-P6 Class XA, 0.8135% 12/10/49 (c)(l)		52,471,628	2,051,803
Series 2018-C6 Class A4, 4.412% 11/10/51		10,946,000	11,651,041
COMM Mortgage Trust:
floater:
Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.6479% 8/13/27 (b)(c)(d)		835,000	837,150
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.5388% 9/15/33 (b)(c)(d)		468,000	449,784
Class G, 1 month U.S. LIBOR + 5.056% 7.5451% 9/15/33 (b)(c)(d)		544,000	512,845
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	5,926,930
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,476,000	1,195,221
Series 2012-CR1:
Class C, 5.3206% 5/15/45 (c)		769,000	792,932
Class D, 5.3206% 5/15/45 (b)(c)		2,108,000	2,116,946
Class G, 2.462% 5/15/45 (b)		774,000	591,678
Series 2012-CR5 Class D, 4.3204% 12/10/45 (b)(c)		642,000	636,136
Series 2012-LC4:
Class C, 5.5387% 12/10/44 (c)		166,000	172,113
Class D, 5.5387% 12/10/44 (b)(c)		1,786,470	1,643,443
Series 2013-CCRE6 Class E, 4.0837% 3/10/46 (b)(c)		47,757	41,364
Series 2013-CR10:
Class C, 4.7924% 8/10/46 (b)(c)		314,000	324,272
Class D, 4.7924% 8/10/46 (b)(c)		1,490,000	1,446,063
Series 2013-CR12 Class D, 5.0852% 10/10/46 (b)(c)		1,205,000	1,071,049
Series 2013-CR6:
Class D, 4.0837% 3/10/46 (b)(c)		315,000	300,815
Class F, 4.0837% 3/10/46 (b)(c)		456,295	330,699
Series 2013-CR9 Class C, 4.2563% 7/10/45 (b)(c)		334,462	330,531
Series 2013-LC6 Class D, 4.263% 1/10/46 (b)(c)		1,664,000	1,634,646
Series 2014-CR15 Class D, 4.7361% 2/10/47 (b)(c)		298,000	302,508
Series 2014-CR17 Class E, 4.7996% 5/10/47 (b)(c)		255,000	231,565
Series 2014-CR19 Class XA, 1.1684% 8/10/47 (c)(l)		96,583,982	3,778,105
Series 2014-CR20 Class XA, 1.1177% 11/10/47 (c)(l)		78,531,779	3,437,595
Series 2014-LC17 Class XA, 0.8865% 10/10/47 (c)(l)		66,299,607	1,820,209
Series 2014-UBS2 Class D, 5.002% 3/10/47 (b)(c)		994,000	896,083
Series 2014-UBS4 Class XA, 1.1704% 8/10/47 (c)(l)		68,966,145	2,949,020
Series 2014-UBS6 Class XA, 0.9432% 12/10/47 (c)(l)		92,022,283	3,592,780
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,538,000	1,418,200
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		308,000	305,504
Series 2015-DC1 Class XA, 1.1268% 2/10/48 (c)(l)		97,225,548	4,199,764
Series 2016-CD1 Class D, 2.7689% 8/10/49 (b)(c)		947,000	783,362
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	908,211
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5327% 5/10/43 (b)(c)		457,580	454,206
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	316,406
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		164,673	164,540
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0293% 11/10/49 (c)		619,000	609,728
Class D, 2.7793% 11/10/49 (c)		546,000	448,297
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8315% 8/15/45 (b)(c)		105,000	104,042
Class E, 4.8315% 8/15/45 (b)(c)		1,801,000	1,742,563
Class F, 4.25% 8/15/45 (b)		1,773,000	1,453,647
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	338,664
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		740,000	734,249
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		1,347,000	1,323,820
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,711,000	1,656,758
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		231,784	182,089
Credit Suisse Mortgage Trust:
floater Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 6.11% 1/15/34 (b)(c)(d)		647,000	653,044
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		11,930,000	12,363,825
Class B, 4.5349% 4/15/36 (b)		2,139,000	2,215,563
Class C, 4.6278% 4/15/36 (b)		2,462,000	2,529,322
Class D, 4.6278% 4/15/36 (b)		4,923,000	4,946,078
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		1,278,000	1,152,924
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(c)		1,055,000	1,024,703
Series 2017-CX9 Class D, 4.157% 9/15/50 (b)(c)		518,000	463,932
Series 2018-CX11 Class C, 4.793% 4/15/51 (c)		495,000	508,364
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		8,986,000	9,541,166
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.7388% 11/15/33 (b)(c)(d)		1,058,000	1,055,656
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(c)		240,000	232,103
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)		458,000	445,112
Class E, 4.9345% 1/10/34 (b)(c)		1,487,000	1,399,319
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6983% 11/10/46 (b)(c)		2,136,000	2,197,413
Class F, 5.6983% 11/10/46 (b)(c)		2,129,000	2,150,796
Class G, 4.652% 11/10/46 (b)		2,273,000	2,094,605
Class XB, 0.3062% 11/10/46 (b)(c)(l)		13,328,000	80,825
Series 2011-LC3A Class D, 5.3381% 8/10/44 (b)(c)		969,000	1,000,392
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4924% 8/10/49 (c)		382,000	362,516
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		32,617,149	31,738,270
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5726% 12/25/43 (c)(l)		1,045,000	45,719
Series K012 Class X3, 2.2521% 1/25/41 (c)(l)		1,128,055	45,287
Series K013 Class X3, 2.8142% 1/25/43 (c)(l)		1,113,000	56,717
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28		2,548,000	2,619,055
Series K069 Class A2, 3.187% 9/25/27		11,850,000	11,843,075
Series K072 Class A2, 3.444% 12/25/27		2,867,000	2,915,271
Series K073 Class A2, 3.35% 1/25/28		32,618,000	32,907,361
Series K155:
Class A1, 3.75% 11/25/29		760,755	792,846
Class A2, 3.75% 11/25/32		11,467,000	11,783,518
Series K158 Class A2, 3.9% 12/25/30		9,700,000	9,955,498
Series 2018-K075 Class A2, 3.65% 2/25/28		23,903,000	24,661,927
Series K076 Class A2, 3.9% 4/25/28		14,207,000	14,935,396
Series K077 Class A2, 3.85% 5/25/28		22,161,000	23,197,348
Series K079 Class A2, 3.926% 6/25/28		18,046,000	19,033,719
Series K084 Class A2, 3.78% 10/25/28		9,100,000	9,473,317
Series K086 Class A2, 3.859% 11/25/28		14,845,000	15,564,614
Series K157 Class A2, 3.99% 5/25/33		14,793,000	15,476,990
Series KAIV Class X2, 3.6147% 6/25/41 (c)(l)		574,000	42,623
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51		4,714,000	4,936,245
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2067% 9/25/45 (b)(c)		1,156,000	1,187,809
Series 2011-K10 Class B, 4.6218% 11/25/49 (b)(c)		319,000	325,674
Series 2011-K11 Class B, 4.4163% 12/25/48 (b)(c)		478,000	487,658
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)		12,047,000	11,993,338
Class CFX, 3.3822% 12/15/34 (b)(c)		9,016,000	8,963,445
Class DFX, 3.3822% 12/15/34 (b)(c)		17,713,000	17,550,458
Class EFX, 3.3822% 12/15/34 (b)(c)		1,115,000	1,099,942
Class FFX, 3.3822% 12/15/34 (b)(c)		2,384,000	2,338,077
Class GFX, 3.3822% 12/15/34 (b)(c)		3,474,000	3,402,714
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		576,895	473,591
Series 1999-C2I Class K, 6.481% 9/15/33 (q)		1,126,711	1,129,586
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.4311% 11/21/35 (b)(c)(d)		424,000	424,530
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		1,219,000	1,201,515
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.3501% 8/10/43 (b)(c)(l)		2,948,518	43,594
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.9388% 9/15/31 (b)(c)(d)		27,904,000	27,945,117
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5788% 10/15/31 (b)(c)(d)		10,027,000	10,045,858
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50		3,190,000	3,172,350
Series 2018-GS10 Class A5, 4.155% 7/10/51		2,990,000	3,120,946
Series 2010-C2:
Class D, 5.1811% 12/10/43 (b)(c)		910,000	934,205
Class XA, 0.0825% 12/10/43 (b)(c)(l)		1,968,898	4,080
Series 2011-GC3 Class D, 5.6371% 3/10/44 (b)(c)		323,000	334,460
Series 2011-GC5:
Class C, 5.3908% 8/10/44 (b)(c)		908,923	922,889
Class D, 5.3908% 8/10/44 (b)(c)		2,158,688	2,126,470
Class E, 5.3908% 8/10/44 (b)(c)		773,957	677,445
Class F, 4.5% 8/10/44 (b)		1,339,218	808,328
Series 2012-GC6:
Class D, 5.6516% 1/10/45 (b)(c)		1,837,000	1,856,343
Class E, 5% 1/10/45 (b)(c)		463,000	412,323
Series 2012-GC6I Class F, 5% 1/10/45 (c)		447,457	328,165
Series 2012-GCJ7:
Class C, 5.7032% 5/10/45 (c)		1,043,000	1,081,395
Class D, 5.7032% 5/10/45 (b)(c)		2,561,000	2,443,907
Class E, 5% 5/10/45 (b)		845,140	582,785
Class F, 5% 5/10/45 (b)		2,253,469	747,247
Series 2012-GCJ9:
Class D, 4.7464% 11/10/45 (b)(c)		1,910,000	1,900,619
Class E, 4.7464% 11/10/45 (b)(c)		896,000	821,597
Series 2013-GC10 Class D, 4.397% 2/10/46 (b)(c)		586,000	567,556
Series 2013-GC12:
Class D, 4.4503% 6/10/46 (b)(c)		254,518	237,982
Class XA, 1.4341% 6/10/46 (c)(l)		16,736,106	813,500
Series 2013-GC13 Class D, 4.0821% 7/10/46 (b)(c)		1,907,000	1,805,192
Series 2013-GC16:
Class C, 5.3106% 11/10/46 (c)		421,844	450,661
Class D, 5.3106% 11/10/46 (b)(c)		1,161,000	1,184,209
Class F, 3.5% 11/10/46 (b)		970,000	730,260
Series 2014-GC20 Class XA, 1.0639% 4/10/47 (c)(l)		89,914,934	3,395,062
Series 2015-GC34 Class XA, 1.3348% 10/10/48 (c)(l)		18,366,349	1,185,427
Series 2016-GS2:
Class C, 4.5282% 5/10/49 (c)		771,000	788,524
Class D, 2.753% 5/10/49 (b)		703,000	585,942
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,552,993
Series 2016-GS4 Class C, 3.8018% 11/10/49 (c)		464,000	441,171
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,225,145
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		3,220,000	3,203,687
Class F, 4.0667% 2/10/29 (b)(c)		1,670,000	1,653,345
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,195,000	969,236
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	649,834
Series 2019-GC38 Class D, 3% 2/10/52 (b)		446,000	374,261
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		1,817,000	1,678,000
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,462,000	1,495,402
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.6388% 6/15/34 (b)(c)(d)		608,000	604,627
Class FFL, 1 month U.S. LIBOR + 2.850% 5.3388% 6/15/34 (b)(c)(d)		228,000	226,473
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,064,238
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7314% 7/17/37 (b)(c)(d)		1,184,000	1,157,976
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.6814% 1/17/38 (b)(c)(d)		744,000	724,399
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.4888% 6/15/35 (b)(c)(d)		67,000	67,125
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.0488% 4/15/47 (c)(l)		12,347,260	222,243
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	162,459
Series 2014-C26 Class D, 3.9091% 1/15/48 (b)(c)		758,000	685,362
Series 2015-C30 Class XA, 0.5671% 7/15/48 (c)(l)		48,041,509	1,354,972
Series 2015-C32 Class C, 4.6668% 11/15/48 (c)		1,942,000	1,970,100
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4421% 12/15/49 (b)(c)		1,251,000	1,054,456
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0931% 12/15/49 (c)		603,000	556,944
Class D, 3.0931% 12/15/49 (b)(c)		1,242,000	1,014,432
Series 2017-C7:
Class C, 4.1849% 10/15/50 (c)		347,000	344,220
Class D, 3% 10/15/50 (b)		602,000	488,918
Series 2018-C8 Class D, 3.2453% 6/15/51 (b)(c)		406,000	336,824
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		242,000	247,656
Class D, 7.4453% 12/5/27 (b)(c)		1,201,000	1,229,069
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)		159,000	162,583
Class D, 5.1909% 6/15/45 (b)(c)		886,000	879,741
Class E, 5.1909% 6/15/45 (b)(c)		1,122,000	1,049,252
Class F, 4% 6/15/45 (b)		1,124,000	903,333
Class G 4% 6/15/45 (b)		1,233,000	680,837
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		242,000	242,512
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		131,012	132,611
Series 2011-C3:
Class E, 5.6605% 2/15/46 (b)(c)		1,156,000	1,128,134
Class G, 4.409% 2/15/46 (b)(c)		368,000	314,417
Class H, 4.409% 2/15/46 (b)(c)		828,000	647,885
Class J, 4.409% 2/15/46 (b)(c)		106,000	74,810
Series 2011-C4:
Class E, 5.5355% 7/15/46 (b)(c)		1,398,000	1,450,606
Class F, 3.873% 7/15/46 (b)		166,000	163,865
Class H, 3.873% 7/15/46 (b)		784,250	730,069
Class NR, 3.873% 7/15/46 (b)		420,000	310,961
Series 2011-C5:
Class B. 5.3736% 8/15/46 (b)(c)		726,000	756,857
Class C, 5.3736% 8/15/46 (b)(c)		414,648	429,446
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,025,000	1,017,126
Class D, 4.1686% 4/15/46 (c)		1,631,000	1,412,306
Class F, 3.25% 4/15/46 (b)(c)		1,851,000	1,165,560
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		945,000	682,143
Class E, 3.8046% 6/10/27 (b)(c)		1,519,000	488,570
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		1,253,000	1,220,110
Series 2018-AON Class F, 4.6132% 7/5/31 (b)		743,000	716,066
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,423,264
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,726,353
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	5,077,641
Class XAFX, 1 month U.S. LIBOR + 0.000% 1.116% 7/5/33 (b)(c)(d)(l)		35,039,000	1,593,031
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		4,542	4,479
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,339,000	1,326,231
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		375,000	388,072
Class E, 4.6485% 2/10/36 (b)(c)		942,000	952,377
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.6012% 1/20/41 (b)(c)		298,000	296,943
Class E, 5.6012% 1/20/41 (b)(c)		466,000	438,732
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(c)		124,858	123,508
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.6763% 5/12/39 (c)		280,613	282,053
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	698,866
Series 2012-C5 Class E, 4.6853% 8/15/45 (b)(c)		288,000	288,391
Series 2012-C6 Class D, 4.6094% 11/15/45 (b)(c)		1,469,000	1,487,683
Series 2013-C12 Class D, 4.7659% 10/15/46 (b)(c)		1,299,000	1,272,365
Series 2013-C13:
Class D, 4.9089% 11/15/46 (b)(c)		1,579,000	1,595,203
Class E, 4.9089% 11/15/46 (b)(c)		785,081	688,099
Series 2013-C7:
Class C, 4.1162% 2/15/46 (c)		308,000	311,718
Class D, 4.2322% 2/15/46 (b)(c)		1,341,000	1,236,640
Class E, 4.2322% 2/15/46 (b)(c)		391,000	317,187
Series 2013-C8 Class D, 4.0585% 12/15/48 (b)(c)		504,000	463,058
Series 2013-C9:
Class C, 4.0376% 5/15/46 (c)		920,000	915,822
Class D, 4.1256% 5/15/46 (b)(c)		1,700,000	1,609,106
Series 2014-C17 Class XA, 1.1893% 8/15/47 (c)(l)		108,158,073	3,820,673
Series 2015-C25 Class XA, 1.1156% 10/15/48 (c)(l)		29,838,190	1,611,716
Series 2016-C30:
Class C, 4.1273% 9/15/49 (c)		266,000	259,588
Class D, 3% 9/15/49 (b)		495,000	391,806
Series 2016-C31:
Class C, 4.3165% 11/15/49 (c)		603,000	597,896
Class D, 3% 11/15/49 (b)(c)		772,000	605,634
Series 2016-C32:
Class C, 4.2938% 12/15/49 (c)		415,000	407,844
Class D, 3.396% 12/15/49 (b)		997,000	830,390
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	779,564
Morgan Stanley Capital I Trust:
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51		8,710,000	9,250,447
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		42,973	37,365
Series 2011-C1:
Class D, 5.3749% 9/15/47 (b)(c)		2,059,000	2,135,082
Class E, 5.3749% 9/15/47 (b)(c)		530,100	549,912
Series 2011-C2:
Class D, 5.4847% 6/15/44 (b)(c)		1,788,000	1,798,032
Class E, 5.4847% 6/15/44 (b)(c)		921,000	893,382
Class F, 5.4847% 6/15/44 (b)(c)		748,000	651,930
Class XB, 0.5352% 6/15/44 (b)(c)(l)		5,734,008	64,908
Series 2011-C3:
Class D, 5.1539% 7/15/49 (b)(c)		2,163,000	2,164,029
Class E, 5.1539% 7/15/49 (b)(c)		1,210,000	1,183,697
Class F, 5.1539% 7/15/49 (b)(c)		332,000	312,080
Class G, 5.1539% 7/15/49 (b)(c)		1,117,000	999,943
Series 2012-C4 Class D, 5.4198% 3/15/45 (b)(c)		425,000	410,294
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		418,000	427,671
Class F, 4.295% 9/9/32 (b)(c)		734,000	729,903
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		915,000	899,784
Series 2015-MS1:
Class C, 4.0307% 5/15/48 (c)		468,000	465,119
Class D, 4.0307% 5/15/48 (b)(c)		1,371,000	1,252,990
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	739,822
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	1,212,046
Class D, 3.9077% 11/15/49 (c)		603,000	589,165
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 5.0888% 11/15/34 (b)(c)(d)		822,000	816,345
Series 2018-H4 Class A4, 4.31% 12/15/51		33,617,000	35,463,592
Series 2018-MP Class E, 4.276% 7/11/40 (b)		892,000	817,362
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6163% 7/15/33 (b)(c)		101,378	106,416
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.4153% 8/15/19 (b)(c)(d)		633,720	639,704
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7388% 8/15/34 (b)(c)(d)		3,265,830	3,280,105
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.6388% 10/15/37 (b)(c)(d)		679,000	675,178
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)		10,823,096	10,590,937
Class B, 4.181% 11/15/34 (b)		4,567,900	4,496,991
Class C, 5.205% 11/15/34 (b)		3,195,150	3,180,460
Class D, 6.55% 11/15/34 (b)		2,028,100	2,016,708
Class E, 6.8087% 11/15/34 (b)		561,000	538,518
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		311,000	290,371
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 4.539% 12/15/33 (b)(c)(d)		742,000	742,928
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		107,370	108,101
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.259% 6/15/35 (b)(c)(d)		132,000	131,959
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.259% 6/15/35 (b)(c)(d)		128,000	126,888
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(c)		307,000	291,715
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/34 (b)(c)(d)		245,000	241,510
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/35 (b)(c)(d)		1,385,000	1,394,101
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,154,952	1,343,241
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (b)(c)(d)		16,496,327	16,454,542
Class E, 1 month U.S. LIBOR + 4.500% 6.9888% 3/15/33 (b)(c)(d)		453,000	453,556
Class F, 1 month U.S. LIBOR + 6.000% 8.4888% 3/15/33 (b)(c)(d)		459,750	456,641
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4818% 8/15/39 (c)		21,999	22,050
Series 2007-C4 Class F, 5.4818% 8/15/39 (c)		1,110,000	1,087,800
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1888% 2/15/35 (b)(c)(d)		323,000	322,798
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5436% 5/10/45 (b)(c)		1,367,000	1,357,674
Class E, 5% 5/10/45 (b)(c)		595,000	531,650
Class F, 5% 5/10/45 (b)(c)		762,700	569,710
Series 2017-C7 Class XA, 1.0685% 12/15/50 (c)(l)		54,078,950	3,723,849
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		368,000	348,815
Series 2012-WRM:
Class C, 4.238% 6/10/30 (b)(c)		110,000	108,448
Class E, 4.238% 6/10/30 (b)(c)		618,000	574,784
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		828,000	811,374
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	186,160
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5694% 11/15/43 (b)(c)(l)		15,792,886	135,403
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		362,000	367,556
Class D, 4.7612% 10/15/45 (b)(c)		1,939,000	1,921,229
Class E, 4.7612% 10/15/45 (b)(c)		869,082	844,442
Series 2015-C31 Class XA, 1.0626% 11/15/48 (c)(l)		23,898,465	1,318,373
Series 2015-NXS4 Class E, 3.5985% 12/15/48 (b)(c)		645,000	536,535
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	410,293
Class D, 3% 8/15/49 (b)		487,000	408,869
Series 2016-C34 Class XA, 2.1537% 6/15/49 (c)(l)		21,536,205	2,204,474
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	1,366,388
Series 2016-LC25 Class C, 4.42% 12/15/59 (c)		575,000	574,664
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	1,103,238
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,478,000	1,187,009
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	501,036
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	384,432
Series 2018-C46 Class XA, 0.9491% 8/15/51 (c)(l)		47,239,411	2,912,919
Series 2018-C48 Class A5, 4.302% 1/15/52		25,297,000	26,666,800
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (b)(c)(d)		19,571,368	19,596,824
sequential payer Series 2011-C4I Class G, 5% 6/15/44		372,000	235,127
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	234,394
Class D, 5.6829% 3/15/44 (b)(c)		949,000	852,663
Class E, 5% 3/15/44 (b)		733,000	399,142
Class F, 5% 3/15/44 (b)		761,000	213,636
Series 2011-C4:
Class D, 5.2308% 6/15/44 (b)(c)		474,000	471,879
Class E, 5.2308% 6/15/44 (b)(c)		335,432	327,442
Series 2011-C5:
Class C, 5.6722% 11/15/44 (b)(c)		160,000	167,247
Class D, 5.6722% 11/15/44 (b)(c)		1,195,000	1,233,621
Class E, 5.6722% 11/15/44 (b)(c)		1,670,000	1,682,309
Class F, 5.25% 11/15/44 (b)(c)		1,099,000	993,181
Class G, 5.25% 11/15/44 (b)(c)		376,000	320,028
Class XA, 1.734% 11/15/44 (b)(c)(l)		2,389,014	83,620
Series 2012-C6 Class D, 5.5823% 4/15/45 (b)(c)		702,000	723,214
Series 2012-C7:
Class C, 4.8207% 6/15/45 (c)		1,226,000	1,231,139
Class E, 4.8207% 6/15/45 (b)(c)		2,074,312	1,709,584
Class F, 4.5% 6/15/45 (b)		421,434	279,376
Class G, 4.5% 6/15/45 (b)		1,242,487	409,048
Series 2012-C8:
Class D, 4.8923% 8/15/45 (b)(c)		524,000	520,756
Class E, 4.8923% 8/15/45 (b)(c)		367,000	359,234
Series 2013-C11:
Class D, 4.2652% 3/15/45 (b)(c)		801,251	777,168
Class E, 4.2652% 3/15/45 (b)(c)		1,774,872	1,587,548
Series 2013-C13 Class D, 4.1326% 5/15/45 (b)(c)		580,000	571,886
Series 2013-C16 Class D, 5.0372% 9/15/46 (b)(c)		211,000	199,370
Series 2013-UBS1 Class D, 4.7417% 3/15/46 (b)(c)		830,625	812,109
Series 2014-C21 Class XA, 1.0687% 8/15/47 (c)(l)		64,546,902	2,658,035
Series 2014-C24 Class XA, 0.8715% 11/15/47 (c)(l)		20,944,127	742,589
Series 2014-LC14 Class XA, 1.2676% 3/15/47 (c)(l)		35,966,822	1,670,421
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.2091% 11/15/29 (b)(c)(d)		1,153,721	1,152,174
Class G, 1 month U.S. LIBOR + 3.020% 5.5088% 11/15/29 (b)(c)(d)		496,518	490,380
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(c)		348,000	322,205
Class F, 3.5955% 11/10/36 (b)(c)		1,960,000	1,725,471
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		528,000	427,943
Class PR2, 3.516% 6/5/35 (b)(c)		1,378,000	1,035,377
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $884,691,584)			888,680,197

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,384,810
7.5% 4/1/34		5,800,000	8,166,052
7.55% 4/1/39		11,940,000	17,536,875
Series 2010:
7.6% 11/1/40		9,060,000	13,537,090
7.625% 3/1/40		6,440,000	9,434,536
7.3% 10/1/39		17,580,000	24,636,612
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		1,040,000	1,052,948
Series 2010 C1, 7.781% 1/1/35		8,885,000	9,788,693
Series 2012 B, 5.432% 1/1/42		2,095,000	1,856,589
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		15,445,000	15,597,906
5.1% 6/1/33		40,165,000	38,096,101
Series 2010-1, 6.63% 2/1/35		7,610,000	8,113,858
Series 2010-3:
5.547% 4/1/19		210,000	210,410
6.725% 4/1/35		11,345,000	11,979,866
7.35% 7/1/35		5,200,000	5,771,168
Series 2010-5, 6.2% 7/1/21		3,120,000	3,217,406
Series 2011, 5.877% 3/1/19		49,595,000	49,595,000
TOTAL MUNICIPAL SECURITIES
(Cost $219,248,754)			220,975,920

Foreign Government and Government Agency Obligations - 1.3%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$922,000	$917,390
5.875% 6/11/25		487,000	480,786
5.875% 6/11/25 (b)		1,050,000	1,036,602
6.125% 1/31/22 (b)		8,592,000	8,720,863
6.2004% 3/1/24 (b)		720,000	730,780
7.5% 1/31/27 (b)		382,000	394,931
7.6003% 3/1/29 (b)		720,000	737,640
7.903% 2/21/48 (b)		806,000	787,270
8.5% 1/31/47 (b)		1,586,000	1,622,643
Argentine Republic:
5.625% 1/26/22		5,645,000	5,063,565
6.875% 4/22/21		12,736,000	12,080,223
7.5% 4/22/26		13,752,000	11,971,254
7.625% 4/22/46		2,065,000	1,652,000
Azerbaijan Republic 4.75% 3/18/24 (b)		635,000	648,381
Bahamian Republic 6% 11/21/28 (b)		373,000	383,258
Barbados Government:
7% 8/4/22 (b)(f)		972,000	544,320
7.25% 12/15/21 (b)(f)		57,000	31,920
Belarus Republic:
6.875% 2/28/23 (b)		3,501,000	3,646,712
7.625% 6/29/27 (b)		853,000	917,589
Bermuda Government 4.75% 2/15/29 (b)		1,165,000	1,214,513
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,418,618
5.625% 1/7/41		8,891,000	8,904,425
5.625% 2/21/47		809,000	794,042
8.25% 1/20/34		4,929,000	6,259,830
Buenos Aires Province:
9.95% 6/9/21 (b)		3,209,379	3,115,344
10.875% 1/26/21 (b)		1,603,333	1,616,320
10.875% 1/26/21 (Reg. S)		5,906,667	5,954,511
Cameroon Republic 9.5% 11/19/25 (b)		2,381,000	2,559,575
City of Buenos Aires 8.95% 2/19/21 (b)		836,160	841,428
Colombian Republic:
7.375% 9/18/37		777,000	975,920
10.375% 1/28/33		1,144,000	1,727,440
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		534,000	533,309
5.75% 4/18/23 (b)		516,000	500,682
6.2% 5/11/27 (b)		305,000	282,167
6.25% 10/4/20 (b)		909,000	911,373
6.25% 7/27/21 (b)		360,000	362,166
Dominican Republic:
5.95% 1/25/27 (b)		726,000	752,499
6% 7/19/28 (b)		666,000	689,310
6.6% 1/28/24 (b)		743,000	791,295
6.85% 1/27/45 (b)		663,000	689,520
6.875% 1/29/26 (b)		1,117,000	1,210,549
7.45% 4/30/44 (b)		934,000	1,028,568
Ecuador Republic:
8.875% 10/23/27 (b)		1,023,000	1,021,670
9.65% 12/13/26 (b)		637,000	663,563
10.75% 1/31/29 (b)		735,000	802,400
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		320,000	309,398
7.375% 12/1/19 (b)		3,557,000	3,584,567
7.75% 1/24/23 (b)		898,000	947,121
Gabonese Republic 6.375% 12/12/24 (b)		660,799	636,957
Georgia Republic 6.875% 4/12/21 (b)		525,000	552,653
Ghana Republic 7.875% 8/7/23 (b)		675,000	704,464
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,044,327
7.75% 1/17/38 (b)		1,803,000	2,397,258
8.5% 10/12/35 (b)		130,000	181,137
8.5% 10/12/35 (Reg. S)		2,025,000	2,821,564
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,823,000	1,825,643
7.25% 4/15/19 (b)		5,167,000	5,155,116
8.25% 4/15/24 (b)		436,000	458,977
Italian Republic 4.25% 9/1/19	EUR	8,350,000	9,694,063
Ivory Coast 5.75% 12/31/32		1,323,110	1,252,218
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		1,483,000	1,445,720
4.375% 4/16/29 (b)		1,640,000	1,672,767
Lebanese Republic:
5.45% 11/28/19		2,986,000	2,936,492
5.5% 4/23/19		2,591,000	2,577,164
5.8% 4/14/20		1,104,000	1,058,482
6% 5/20/19		4,941,000	4,918,311
6.15% 6/19/20		575,000	551,634
6.375% 3/9/20		1,501,000	1,460,698
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (b)		3,800,000	3,767,411
5.625% 4/4/42 (b)		1,250,000	1,347,480
5.875% 9/16/43 (b)		540,000	602,100
12.75% 6/24/28 (Reg. S)		2,318,000	3,705,903
Mongolian People's Republic 8.75% 3/9/24 (b)		1,267,000	1,426,741
Moroccan Kingdom 4.25% 12/11/22 (b)		2,170,000	2,200,050
Panamanian Republic 9.375% 4/1/29		143,000	204,647
Peruvian Republic 4% 3/7/27 (r)		866,000	865,984
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	282,106
Province of Santa Fe 7% 3/23/23 (b)		3,599,000	3,136,529
Provincia de Cordoba:
7.125% 6/10/21 (b)		6,342,000	5,825,190
7.45% 9/1/24 (b)		1,223,000	1,034,047
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		274,750	275,437
Republic of Armenia:
6% 9/30/20 (b)		1,380,000	1,414,500
7.15% 3/26/25 (b)		494,000	542,966
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		7,476,000	7,223,311
6.752% 3/9/23 (b)		558,000	566,426
Republic of Kenya 6.875% 6/24/24 (b)		205,000	210,433
Republic of Nigeria:
6.375% 7/12/23 (b)		1,665,000	1,712,919
6.75% 1/28/21 (b)		240,000	248,400
Republic of Paraguay 5.4% 3/30/50 (b)		735,000	745,437
Republic of Serbia 7.25% 9/28/21 (b)		600,000	649,114
Rwanda Republic 6.625% 5/2/23 (b)		573,000	586,007
State of Qatar:
3.875% 4/23/23 (b)		1,309,000	1,340,047
4.5% 4/23/28 (b)		4,359,000	4,604,194
9.75% 6/15/30 (b)		917,000	1,395,795
Sultanate of Oman:
3.875% 3/8/22 (b)		2,125,000	2,059,210
4.125% 1/17/23 (b)		325,000	312,326
6.75% 1/17/48 (b)		924,000	834,086
Turkish Republic:
5.125% 3/25/22		860,000	848,583
5.625% 3/30/21		1,593,000	1,606,541
5.75% 5/11/47		573,000	475,590
6% 3/25/27		564,000	539,624
6.25% 9/26/22		10,240,000	10,392,207
6.75% 5/30/40		780,000	734,791
6.875% 3/17/36		1,144,000	1,098,240
7% 3/11/19		2,058,000	2,058,967
7% 6/5/20		2,617,000	2,687,062
7.25% 12/23/23		2,679,000	2,792,616
7.25% 3/5/38		488,000	485,443
7.375% 2/5/25		1,687,000	1,764,602
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		570,000	562,795
Ukraine Government:
7.75% 9/1/19 (b)		3,593,000	3,597,563
7.75% 9/1/20 (b)		6,385,000	6,331,494
7.75% 9/1/21 (b)		10,925,000	10,733,813
7.75% 9/1/22 (b)		6,414,000	6,237,615
7.75% 9/1/27 (b)		575,000	526,079
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	350,000	477,360
1.75% 9/7/37 (h)(j)	GBP	975,991	1,292,359
4.25% 3/7/36 (h)(j)	GBP	697,592	1,274,904
4.25% 12/7/49 (j)	GBP	2,600,717	5,430,452
United Mexican States:
4.5% 4/22/29		1,285,000	1,293,365
6.05% 1/11/40		1,535,000	1,693,888
Uruguay Republic:
4.375% 1/23/31		765,000	779,918
7.875% 1/15/33 pay-in-kind		331,276	449,376
Venezuelan Republic:
9.25% 9/15/27 (f)		7,846,000	2,432,260
11.95% 8/5/31 (Reg. S) (f)		1,641,700	500,719
12.75% 8/23/22 (f)		350,400	105,996
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(d)		124,000	124,322
5.5% 3/12/28		4,157,600	4,094,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $282,659,939)			279,717,835
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (m)(s)		1	34,600
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (m)		3,431	1,784
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Expro Holdings U.S., Inc. (m)		179,923	3,238,614
Expro Holdings U.S., Inc. (b)(m)		66,030	1,188,540
Forbes Energy Services Ltd. (s)		90,425	298,403
Forbes Energy Services Ltd. rights 12/31/99 (m)(s)		9,442	0
			4,725,557
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (m)		2,500	72,900
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		20,000	1,710,400
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		10,422	305,156

TOTAL MATERIALS			2,015,556

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (m)		88,700	3,450,430
TOTAL COMMON STOCKS
(Cost $17,417,332)			10,300,827

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		12,775	479,063
RLJ Lodging Trust Series A, 1.95%		20,725	520,612
			999,675
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		13,302	336,408
MFA Financial, Inc. Series B, 7.50%		24,975	618,503
Two Harbors Investment Corp. 7.50%		2,275	54,896
			1,009,807
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25%		9,106	1,727,117
TOTAL FINANCIALS			2,736,924
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	695,416
Boston Properties, Inc. 5.25%		11,150	274,513
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	42,614
Series C, 6.50%		26,075	530,626
DDR Corp. Series K, 6.25%		21,323	540,112
National Storage Affiliates Trust Series A, 6.00%		12,600	304,920
PS Business Parks, Inc. Series W, 5.20%		14,075	322,972
Public Storage Series F, 5.15%		39,800	949,230
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	735,945
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	416,843
Taubman Centers, Inc. Series J, 6.50%		14,513	368,558
			5,181,749

TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,918,673

TOTAL PREFERRED STOCKS
(Cost $8,957,527)			8,918,348
		Principal Amount(a)	Value

Bank Loan Obligations - 5.2%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (c)(d)		5,839,011	5,751,426
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(d)		20,365,826	19,602,108
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7311% 2/22/24 (c)(d)		7,521,000	7,486,103
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/2/26 (c)(d)		4,778,000	4,754,779
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.993% 11/1/24 (c)(d)		2,522,630	2,506,863
3 month U.S. LIBOR + 8.250% 10.743% 11/1/25 (c)(d)		956,000	930,503
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 7/31/25 (c)(d)		4,929,569	4,723,759
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1763% 1/31/26 (c)(d)		997,475	963,810
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 8/14/26 (c)(d)		2,541,630	2,468,558
			49,187,909
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 12/15/23 (c)(d)		1,095,284	1,087,409
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 12/15/22 (c)(d)		1,232,814	1,224,493
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3853% 7/8/22 (c)(d)		2,237,050	2,095,377
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9207% 7/8/23 (c)(d)		296,000	266,894
			4,674,173
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 9/26/21 (c)(d)		1,100,912	551,303
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2311% 1/31/26 (c)(d)		2,504,659	2,429,519
3 month U.S. LIBOR + 2.750% 5.2388% 7/15/25 (c)(d)		939,110	907,415
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.24% 5/1/24 (c)(d)		639,627	636,428
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 11/18/24 (c)(d)		3,093,661	3,074,325
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7399% 6/7/23 (c)(d)		3,860,327	3,557,523
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/30/25 (c)(d)		14,906,970	14,857,777
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (d)(f)		1,304,000	908,992
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9888% 1/25/26 (c)(d)		2,823,563	2,805,915
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 1/15/26 (c)(d)		1,274,000	1,256,801
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5905% 4/6/27 (c)(d)		1,000,000	998,250
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 5/29/21 (c)(d)		2,882,521	2,723,982
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 12/18/20 (c)(d)		1,152,413	1,148,092
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/16/25 (c)(d)		1,346,957	1,342,472
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 5/4/22 (c)(d)		3,238,247	2,977,374
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/19/25 (c)(d)		570,000	569,048
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 10/19/26 (c)(d)		478,000	465,453
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.5169% 10/4/23 (c)(d)		1,750,000	1,739,080
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/24/21 (c)(d)		1,025,687	1,021,410
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (c)(d)		4,204,563	4,196,154
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 8/19/23 (c)(d)		9,688,180	9,518,637
			57,685,950
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2291% 11/27/23 (c)(d)		19,395,000	19,375,023
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9791% 1/2/24 (c)(d)		2,230,000	2,259,726
Tranche B-5, term loan 6.625% 1/2/24		3,017,000	3,047,170
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (c)(d)		2,000,948	1,980,478
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (c)(d)		1,750,000	1,728,125
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (c)(d)		1,105,769	1,090,564
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4888% 3/9/23 (c)(d)		2,845,333	2,684,572
			32,165,658

TOTAL COMMUNICATION SERVICES			143,713,690

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (c)(d)		2,848,235	2,591,894
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (c)(d)		1,015,000	828,494
			3,420,388
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9927% 4/18/23 (c)(d)		1,548,364	1,556,106
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0091% 4/30/25 (c)(d)		1,901,445	1,630,489
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/12/24 (c)(d)		1,570,000	1,554,300
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 11/7/23 (c)(d)		944,137	935,290
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8% 7/3/20 (c)(d)		1,547,725	1,452,277
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/16/25 (c)(d)		937,650	933,552
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (c)(d)		637,000	630,630
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (c)(d)		4,672,913	4,630,857
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 4/26/24 (c)(d)		9,140,455	9,143,928
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8157% 3/13/25 (c)(d)		1,410,298	1,399,283
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 1/23/25 (c)(d)		881,804	871,513
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (c)(d)		7,330,191	7,249,998
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8961% 7/30/25 (c)(d)		1,500,000	1,481,250
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/14/22 (c)(d)		2,997,060	2,877,178
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.498% 5/14/23 (c)(d)		229,000	219,840
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (c)(d)		4,841,299	4,687,975
			38,067,871
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 7/1/23 (c)(d)		1,194,365	1,158,534
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2591% 2/1/26 (c)(d)		1,135,000	1,132,878
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/31/24 (c)(d)		2,153,948	2,144,966
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.993% 2/15/24 (c)(d)		1,127,446	1,123,691
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/11/25 (c)(d)		3,416,809	3,399,725
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.5258% 10/19/24 (c)(d)		2,440,656	2,420,960
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6639% 9/15/23 (c)(d)		1,303,446	1,295,599
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/17/24 (c)(d)		7,688,464	7,623,189
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 12/22/24 (c)(d)		16,199,406	16,138,658
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/14/21 (c)(d)		1,899,496	1,850,983
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/18/24 (c)(d)		2,122,711	2,106,366
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (c)(d)		9,115,709	8,907,779
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.8678% 4/17/24 (c)(d)		2,042,762	2,024,255
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 9/8/24 (c)(d)		599,000	600,995
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/8/24 (c)(d)		2,665,614	2,646,955
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/30/23 (c)(d)		1,892,784	1,878,891
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 11/30/23 (c)(d)		4,050,850	4,028,895
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 3/15/24 (c)(d)		1,906,124	1,901,949
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.803% 3/13/25 (c)(d)		1,851,049	1,840,054
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (c)(d)		6,685,617	6,635,475
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (c)(d)		1,720,000	1,677,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2411% 10/4/23 (c)(d)		9,320,287	9,273,686
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/25/24 (c)(d)		696,358	695,195
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2399% 10/25/23 (c)(d)		2,928,862	2,926,313
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7399% 3/16/25 (c)(d)		373,110	367,629
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2314% 4/3/25 (c)(d)		1,868,667	1,857,455
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/27/25 (c)(d)		3,161,038	3,137,330
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3785% 6/10/22 (c)(d)		3,302,475	3,283,023
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 8/31/25 (c)(d)		2,074,000	2,066,223
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4989% 10/14/23 (c)(d)		867,428	829,114
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8405% 10/15/25 (c)(d)		1,911,000	1,901,445
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 2/7/26 (d)(t)		2,125,000	2,107,299
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 4/27/24 (c)(d)		306,972	299,810
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.743% 7/28/21 (c)(d)		1,501,655	1,486,638
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/1/25 (c)(d)		510,000	509,684
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.993% 10/1/26 (c)(d)		319,000	317,405
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.78% 5/11/24 (c)(d)		735,607	731,701
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (c)(d)		11,301,339	11,194,428
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/31/24 (c)(d)		1,263,784	1,251,829
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 7/6/24 (c)(d)		1,573,018	1,566,458
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (c)(d)		7,690,417	7,687,802
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 6/8/23 (c)(d)		3,777,415	3,757,924
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/1/25 (c)(d)		1,087,660	1,076,109
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 5/30/25 (c)(d)		2,509,710	2,496,107
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 12/31/21 (c)(d)		1,618,000	1,569,460
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (c)(d)		478,000	471,327
			135,399,191
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 9/25/24 (c)(d)		29,422,738	29,324,760
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/19/23 (c)(d)		2,431,417	2,397,231
			31,721,991
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0138% 12/14/25 (c)(d)		1,380,000	1,384,319
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.3216% 12/21/25 (c)(d)		1,625,000	1,600,625
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 12/15/24 (c)(d)		3,153,557	3,126,625
			6,111,569
Media - 0.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/15/25 (c)(d)		1,911,000	1,915,778
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/28/25 (c)(d)		6,177,866	6,132,829
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.42% 1/15/25 (c)(d)		522,378	518,622
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 7/17/25 (c)(d)		4,796,547	4,731,458
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9888% 1/15/26 (c)(d)		3,185,000	3,161,144
			16,459,831
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4929% 6/15/23 (c)(d)		837,957	811,771
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5106% 7/2/22 (c)(d)		3,226,663	2,234,464
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 2/14/24 (d)(t)		1,625,000	1,543,750
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 11/17/24 (c)(d)		2,340,664	2,328,961
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 10.29% 7/18/23 (c)(d)(m)		45,125	45,125
3 month U.S. LIBOR + 8.000% 10.79% 1/18/24 (c)(d)(m)		180,501	180,501
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 5% 8/19/22 (c)(d)		1,959,127	1,952,603
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9944% 1/26/23 (c)(d)		2,324,699	1,810,685
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.52% 3/11/22 (c)(d)		1,605,300	1,366,688
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(f)(m)		1,812,470	1,812
			12,276,360

TOTAL CONSUMER DISCRETIONARY			246,643,796

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.542% 12/16/23 (c)(d)		1,248,814	1,245,692
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2638% 10/1/26 (c)(d)		172,000	170,710
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2638% 10/1/25 (c)(d)		506,000	506,633
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 12/6/24 (c)(d)		1,410,242	1,390,851
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 10/29/25 (c)(d)		1,595,000	1,582,782
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.8216% 12/21/22 (c)(d)		3,338,540	3,327,055
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7665% 5/31/24 (c)(d)		5,705,165	5,472,224
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4979% 2/3/24 (c)(d)		5,663,482	5,643,433
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (c)(d)		1,708,645	1,662,733
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 10/22/26 (c)(d)		319,000	312,620
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (c)(d)		1,564,000	1,552,270
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (c)(d)		1,696,525	1,615,940
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 6/30/22 (c)(d)		1,823,004	1,759,199
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.743% 6/30/21 (c)(d)		2,078,378	2,059,319
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (c)(d)		4,014,000	3,813,300
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/27/23 (c)(d)		2,173,676	2,159,548
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 1/18/26 (d)(m)(t)		755,000	754,056
			33,782,673
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.993% 10/7/23 (c)(d)		2,720,138	2,637,854
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8922% 8/3/22 (c)(d)		664,427	654,129
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2557% 10/30/22 (c)(d)		7,521,474	7,498,007
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/24/24 (c)(d)		2,068,965	2,060,337
			12,850,327
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7626% 4/5/25 (c)(d)		1,144,125	1,116,243
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.493% 1/26/24 (c)(d)		801,169	796,667
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 6/15/25 (c)(d)		764,068	696,257
			2,609,167

TOTAL CONSUMER STAPLES			50,487,859

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (c)(d)		2,230,000	2,154,738
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4823% 5/21/25 (c)(d)		1,102,879	1,056,701
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 4/16/21 (c)(d)		273,928	273,158
			3,484,597
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.993% 5/18/23 (c)(d)		3,066,569	2,974,572
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (c)(d)		2,784,229	2,656,043
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.868% 12/31/21 (c)(d)		5,326,000	5,582,340
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 12/31/22 (c)(d)		9,202,000	9,048,603
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/29/21 (c)(d)		4,677,870	4,560,924
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9938% 5/7/25 (c)(d)		3,169,536	3,066,526
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.75% 3/13/25 (c)(d)		1,918,726	1,893,149
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (c)(d)		295,257	287,323
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 2/21/26 (d)(t)		3,000,000	2,962,500
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7% 1/31/24 (c)(d)		1,225,000	1,230,108
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.3789% 3/28/22 (c)(d)		1,175,049	1,154,485
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4899% 3/1/24 (c)(d)		3,441,000	2,729,160
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7314% 7/18/25 (c)(d)		5,908,159	5,841,692
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (c)(d)		3,486,490	3,473,416
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 2/15/24 (c)(d)		1,793,467	1,705,659
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/30/24 (c)(d)		1,548,475	1,502,996
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (c)(d)		3,484,318	3,381,984
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(d)		1,805,000	1,805,000
			55,856,480

TOTAL ENERGY			59,341,077

FINANCIALS - 0.5%
Capital Markets - 0.1%
Abe Investment Holdings, Inc./Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0625% 2/12/26 (c)(d)		1,375,000	1,371,136
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/22/24 (c)(d)		2,985,000	2,955,150
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 4/27/24 (c)(d)		1,911,087	1,887,600
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (c)(d)		1,990,690	1,973,272
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.398% 9/29/24 (c)(d)		463,550	456,596
			8,643,754
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4804% 1/15/25 (c)(d)		8,955,651	8,945,352
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (c)(d)		2,165,023	2,164,568
Citadel Securities LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 2/22/26 (d)(m)(t)		2,500,000	2,506,250
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/13/25 (d)(t)		495,000	493,763
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (c)(d)		2,623,000	2,620,849
Extell Boston 5.154% 8/31/21 (c)(m)		759,199	759,048
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (c)(d)		5,734,000	5,642,887
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 12/27/22 (c)(d)		1,800,240	1,786,180
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/30/22 (c)(d)		2,274,000	2,271,180
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 7/3/24 (c)(d)		884,978	880,783
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/3/25 (c)(d)		953,610	950,635
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 3/29/25 (c)(d)		881,804	873,541
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.99% 7/3/24 (c)(d)		629,423	625,098
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 3/24/25 (c)(d)		1,264,814	1,257,706
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 6/30/24 (c)(d)		1,103,714	1,076,121
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 2/10/24 (c)(d)		1,721,370	1,515,666
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9814% 11/16/25 (c)(d)		4,750,000	4,742,068
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/19/25 (c)(d)		1,267,815	1,259,891
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 4/9/23 (c)(d)		2,984,997	2,968,997
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/18/23 (c)(d)		1,865,545	1,864,966
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(m)		898,000	933,291
			46,138,840
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (c)(d)		2,744,902	2,744,902
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2314% 5/10/25 (c)(d)		3,424,154	3,381,797
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2484% 1/25/24 (c)(d)		1,887,129	1,876,014
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 11/3/23 (c)(d)		4,654,124	4,649,982
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 11/3/24 (c)(d)		3,792,471	3,790,120
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.493% 8/4/22 (c)(d)		8,946,583	8,940,231
3 month U.S. LIBOR + 6.500% 8.993% 8/4/25 (c)(d)		8,606,000	8,733,283
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (c)(d)		8,749,301	8,658,833
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (c)(d)		3,548,616	3,513,130
			46,288,292
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/23/25 (c)(d)		3,017,736	2,999,419
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4899% 12/5/20 (c)(d)		577,183	576,825

TOTAL FINANCIALS			104,647,130

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 6/22/24 (c)(d)		3,173,187	3,123,622
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.752% 6/30/25 (c)(d)		5,564,978	5,504,208
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (c)(d)		8,000,000	7,950,000
			16,577,830
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0138% 11/1/25 (c)(d)		1,000,000	998,750
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.8789% 1/27/21 (c)(d)		3,839,574	3,813,657
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.25% 2/6/26 (c)(d)		478,000	472,025
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 2/6/25 (c)(d)		774,923	761,850
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/13/25 (c)(d)		1,897,221	1,896,557
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/18/23 (c)(d)		4,159,015	4,155,314
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (c)(d)		1,289,496	1,275,311
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0625% 2/22/24 (c)(d)		1,346,957	1,218,996
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/31/24 (c)(d)		2,450,000	2,387,721
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 6/23/24 (c)(d)		1,442,071	1,435,582
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (c)(d)		4,084,410	4,077,099
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 12/1/24 (c)(d)		1,576,270	1,551,049
			24,043,911
Health Care Technology - 0.0%
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 10/21/23 (c)(d)		1,523,214	1,512,429
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 9/27/24 (c)(d)		2,550,690	2,474,169
Pharmaceuticals - 0.1%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/18/25 (c)(d)		1,995,000	1,995,000
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1413% 8/18/22 (c)(d)		88,700	88,700
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 11/25/20 (c)(d)		138,509	132,969
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.868% 11/25/22 (c)(d)		5,525,007	5,073,780
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/2/25 (c)(d)		1,328,242	1,297,533
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/27/23 (c)(d)		3,675,385	3,667,740
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2623% 11/27/25 (c)(d)		1,443,750	1,439,058
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5123% 6/1/25 (c)(d)		13,259,908	13,266,538
			26,961,318

TOTAL HEALTH CARE			71,569,657

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.993% 5/30/25 (c)(d)		1,881,347	1,853,127
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.993% 6/9/23 (c)(d)		7,443,177	7,349,319
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/22/24 (c)(d)		2,509,812	2,473,294
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/28/21 (c)(d)		1,274,000	1,250,113
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5094% 4/30/25 (c)(d)		1,589,018	1,582,391
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.51% 4/30/26 (c)(d)		319,000	315,411
			14,823,655
Air Freight & Logistics - 0.1%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (d)(t)		2,237,203	2,242,527
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (d)(t)		1,202,797	1,205,660
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9814% 10/18/20 (c)(d)		678,000	669,105
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2311% 10/5/24 (c)(d)		1,182,981	1,175,588
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 2/23/25 (c)(d)		940,000	930,835
			6,223,715
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 6/1/25 (c)(d)		2,388,258	2,314,628
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 10/17/23 (c)(d)		635,408	632,230
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 5/31/25 (c)(d)		1,615,441	1,559,708
			4,506,566
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9565% 6/21/24 (c)(d)		5,695,108	5,553,641
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/29/25 (c)(d)		2,712,552	2,701,023
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.553% 11/3/23 (c)(d)		2,918,555	2,758,035
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.3125% 3/9/23 (c)(d)		702,655	700,899
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (c)(d)		10,559,812	10,368,469
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.9944% 6/1/22 (c)(d)		465,766	466,931
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 5/2/22 (c)(d)		1,070,629	1,067,064
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.206% 12/8/23 (c)(d)		1,561,267	1,319,271
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/29/25 (c)(d)		1,529,000	1,512,441
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (c)(d)		1,267,815	1,263,859
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/3/23 (c)(d)		2,326,965	2,317,424
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 9/26/24 (c)(d)		818,068	706,811
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 2/8/26 (c)(d)		554,000	543,225
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 12/20/24 (c)(d)		2,141,770	2,139,092
			33,418,185
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/13/25 (c)(d)		1,181,551	1,165,305
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (c)(d)		1,425,793	1,420,446
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 3/23/25 (c)(d)		833,098	832,581
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5469% 4/12/25 (c)(d)		594,222	577,138
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (c)(d)		1,712,708	1,711,098
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (c)(d)		2,003,133	1,998,125
			7,704,693
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (c)(d)		2,700,499	2,612,733
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 10/1/25 (c)(d)		1,687,358	1,667,667
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.1622% 5/9/25 (c)(d)		684,666	683,811
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7489% 11/15/26 (c)(d)		280,000	275,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/15/25 (c)(d)		930,000	917,798
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 3/31/24 (c)(d)		1,996,475	1,988,988
			5,533,364
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (c)(d)		2,958,419	2,958,419
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.78% 9/14/20 (c)(d)		1,744,112	1,728,851
			4,687,270
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/4/24 (c)(d)		2,112,001	2,107,101
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 1/15/26 (d)(t)		1,200,000	1,204,200
			3,311,301
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/30/23 (c)(d)		2,103,779	2,075,904
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8007% 9/11/24 (c)(d)		280,000	254,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5507% 9/11/23 (c)(d)		1,897,221	1,856,905
			4,187,609
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5716% 11/21/24 (c)(d)		2,313,371	2,317,512
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.7% 2/9/23 (c)(d)		2,130,303	2,103,674
			4,421,186
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.24% 7/7/22 (c)(d)		2,063,049	2,065,628

TOTAL INDUSTRIALS			93,495,905

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/10/25 (c)(d)		2,430,908	2,303,528
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/7/26 (d)(t)		6,035,000	6,050,088
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (c)(d)		8,110,633	8,061,239
			16,414,855
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 2/28/25 (c)(d)		3,817,954	3,830,668
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/25 (c)(d)		730,864	716,246
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2489% 2/1/26 (c)(d)		277,000	265,920
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.7789% 1/31/24 (c)(d)		491,069	491,683
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.743% 3/8/26 (c)(d)		226,000	216,960
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 3/8/25 (c)(d)		779,965	745,842
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.303% 12/2/24 (c)(d)		1,238,912	1,231,949
3 month U.S. LIBOR + 7.500% 10.3076% 12/1/25 (c)(d)		478,000	475,213
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/15/24 (c)(d)		4,961,234	4,948,831
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/1/22 (c)(d)		1,375,040	1,373,679
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.81% 12/3/25 (c)(d)		1,000,000	995,000
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0091% 9/28/24 (c)(d)		4,168,034	4,098,552
			19,390,543
Internet Software & Services - 0.1%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 10/19/23 (c)(d)		3,097,574	3,076,913
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (c)(d)		4,622,192	4,629,402
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (c)(d)		1,747,833	1,767,496
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9885% 8/1/25 (c)(d)		1,462,000	1,443,725
			10,917,536
IT Services - 0.2%
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3878% 2/9/23 (c)(d)		1,834,714	1,826,916
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4899% 7/10/22 (c)(d)		11,636,197	11,620,721
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 4/22/23 (c)(d)		778,959	773,444
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 5/31/25 (c)(d)		3,176,722	3,038,439
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 12/31/25 (c)(d)		1,000,000	994,650
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 5/1/24 (c)(d)		3,369,323	3,364,438
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.2117% 8/9/24 (c)(d)		2,371,277	2,353,208
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.993% 8/27/25 (c)(d)		3,418,433	3,422,706
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/24/26 (d)(t)		3,965,000	3,973,683
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2669% 10/11/26 (c)(d)		887,714	869,960
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2669% 10/11/25 (c)(d)		2,319,000	2,301,608
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/1/23 (c)(d)		2,013,940	2,002,622
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 12/7/23 (c)(d)		1,170,698	1,156,556
			37,698,951
Multi Inds Software & Services - 0.0%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.493% 4/19/25 (c)(d)		635,404	629,844
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (c)(d)		1,955,000	1,947,669
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (c)(d)		2,276,502	2,266,258
			4,213,927
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (c)(d)		4,012,000	3,940,105
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (c)(d)		7,630,888	7,547,635
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.31% 12/20/23 (c)(d)		436,000	436,728
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.06% 12/20/22 (c)(d)		565,167	564,930
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (c)(d)		2,350,000	2,334,420
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (c)(d)		1,270,815	1,254,930
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/30/25 (c)(d)		2,224,425	2,217,485
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/23/25 (c)(d)		959,000	962,002
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/29/24 (c)(d)		1,580,519	1,556,811
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.493% 10/31/24 (c)(d)		5,784,415	5,741,032
3 month U.S. LIBOR + 8.000% 10.493% 10/31/25 (c)(d)		1,347,800	1,303,997
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 8/23/26 (c)(d)		139,500	138,803
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/23/25 (c)(d)		1,733,000	1,723,607
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9814% 8/14/25 (c)(d)		1,230,000	1,200,788
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (c)(d)		3,055,556	3,027,567
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.73% 12/22/23 (c)(d)		1,564,684	1,559,473
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 7/7/25 (c)(d)		121,000	120,274
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 7/1/24 (c)(d)		1,000,450	1,001,701
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6336% 11/21/24 (c)(d)		2,818,062	2,670,114
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (c)(d)		4,746,000	4,826,492
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (c)(d)		8,299,630	8,262,282
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.77% 1/20/24 (c)(d)		3,280,154	3,251,453
3 month U.S. LIBOR + 9.000% 11.52% 1/20/25 (c)(d)		637,000	610,565
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 11/20/21 (c)(d)		303,069	299,714
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (c)(d)		10,226,458	10,111,411
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (c)(d)		1,522,527	1,505,399
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2399% 9/15/24 (c)(d)		1,257,816	1,249,439
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5% 9/4/26 (c)(d)		175,000	171,063
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (c)(d)		721,193	707,894
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/31/25 (c)(d)		2,056,720	2,006,166
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 5/31/26 (c)(d)		899,000	818,090
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 3/3/23 (c)(d)		3,084,581	3,061,447
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (c)(d)		4,605,393	4,589,551
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/8/22 (c)(d)		940,548	937,021
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(d)		8,328,114	8,289,055
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(d)		3,190,240	3,175,278
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(d)		3,570,997	3,554,249
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (c)(d)		1,675,256	1,672,458
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.01% 12/4/20 (c)(d)		487,790	486,877
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9814% 7/13/23 (c)(d)		3,762,008	3,744,364
3 month U.S. LIBOR + 4.000% 6.5169% 4/4/25 (c)(d)		2,852,583	2,852,583
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (c)(d)		4,141,000	4,089,238
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 7/2/26 (c)(d)		1,433,000	1,413,898
			110,988,389
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 9/7/23 (c)(d)		1,012,015	1,008,078

TOTAL INFORMATION TECHNOLOGY			201,262,123

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 3/21/25 (c)(d)		1,919,200	1,910,813
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 11/18/23 (c)(d)		1,136,251	1,114,947
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5791% 3/28/25 (c)(d)		863,001	859,765
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 3/28/26 (c)(d)		478,000	473,220
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 1/31/26 (c)(d)		1,280,000	1,276,006
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (d)(t)		3,185,000	3,161,113
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 3/13/25 (c)(d)		2,230,519	2,224,943
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.0625% 10/11/24 (c)(d)		2,402,653	2,392,634
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2444% 2/8/25 (c)(d)		552,864	548,618
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7638% 10/1/25 (c)(d)		6,982,000	6,934,034
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 4/3/25 (c)(d)		2,115,662	2,092,517
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.493% 9/6/24 (c)(d)		1,257,816	1,241,313
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 9/22/24 (c)(d)		1,048,672	1,044,739
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 9/22/24 (c)(d)		2,420,318	2,411,242
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/1/24 (c)(d)		682,560	681,065
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (c)(d)		473,025	469,950
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (c)(d)		810,758	805,488
			29,642,407
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5384% 11/7/25 (c)(d)		5,282,034	5,182,996
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.6101% 10/1/22 (c)(d)		5,090,205	5,073,051
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2669% 1/6/21 (c)(d)		2,263,000	2,257,116
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0325% 4/3/24 (c)(d)		627,906	614,683
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 5/16/24 (c)(d)		774,597	756,363
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 5/22/24 (c)(d)		1,440,505	1,428,808
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4888% 4/3/25 (c)(d)		805,333	806,630
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5091% 12/29/23 (c)(d)		4,102,504	4,027,634
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7591% 6/29/25 (c)(d)		3,964,768	3,900,341
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/5/23 (c)(d)		10,679,527	10,626,129
			34,673,751
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8666% 8/25/23 (c)(d)		2,936,494	2,341,854
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.73% 6/14/21 (c)(d)		1,771,156	1,755,658
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (c)(d)		3,750,807	3,079,187
			7,176,699

TOTAL MATERIALS			71,492,857

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.1899% 2/6/22 (c)(d)(m)		1,367,000	1,336,243
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2471% 6/28/23 (c)(d)		1,126,420	1,113,748
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5% 3/23/24 (c)(d)		618,525	603,835
			3,053,826
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.493% 3/24/25 (c)(d)		939,161	936,033
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5% 3/24/24 (c)(d)		1,279,678	1,259,421
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/21/25 (c)(d)		4,985,505	4,943,427
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5123% 12/7/25 (c)(d)		1,180,000	1,184,425
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 2/8/25 (c)(d)		3,143,650	3,059,809
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4811% 12/22/24 (c)(d)		6,732,909	6,690,020
			18,073,135

TOTAL REAL ESTATE			21,126,961

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 8/1/26 (c)(d)		2,576,000	2,576,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/1/25 (c)(d)		5,097,000	5,101,791
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.63% 11/28/24 (c)(d)		1,874,098	1,741,749
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.303% 11/13/21 (c)(d)		1,913,735	1,885,029
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 8/28/25 (c)(d)		1,584,202	1,584,202
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24(c)(d)		1,550,916	1,515,587
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (c)(d)		85,503	83,555
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/4/23 (c)(d)		5,219,392	5,201,698
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 12/14/23 (c)(d)		936,361	934,798
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4845% 12/31/25 (c)(d)		4,863,621	4,840,178
			25,464,587
Independent Power and Renewable Electricity Producers - 0.0%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 2/15/26 (d)(m)(t)		750,000	744,375
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.75% 12/9/21 (c)(d)		1,585,889	1,371,794
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 11/8/22 (c)(d)		510,636	504,891
			2,621,060

TOTAL UTILITIES			28,085,647

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,102,021,616)			1,091,866,702

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		11,994,000	11,883,339
Discover Bank:
(Delaware) 3.2% 8/9/21		$16,424,000	$16,365,357
3.1% 6/4/20		14,388,000	14,376,187
4.682% 8/9/28 (c)		8,844,000	8,816,760
8.7% 11/18/19		1,884,000	1,952,819
KeyBank NA 6.95% 2/1/28		1,259,000	1,506,742
RBS Citizens NA 2.5% 3/14/19		7,211,000	7,211,187
Synchrony Bank 3.65% 5/24/21		14,890,000	14,954,121
TOTAL BANK NOTES
(Cost $76,873,147)			77,066,512

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		$930,000	$997,602
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	7,214,000	8,295,404
2.7%(Reg. S) (c)(g)	EUR	1,900,000	2,131,655
			10,427,059
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		4,266,000	4,391,044
Danone SA 1.75% (Reg. S) (c)(g)	EUR	2,300,000	2,562,594
			6,953,638
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Andeavor Logistics LP 6.875% (c)(g)		4,950,000	4,848,074
FINANCIALS - 0.7%
Banks - 0.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		2,756,000	2,693,556
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	2,037,000	2,529,061
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	3,400,000	3,904,781
6.75% (Reg. S) (c)(g)	EUR	4,200,000	4,937,493
Banco Do Brasil SA 9% (b)(c)(g)		4,155,000	4,560,318
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		1,123,000	1,113,384
Bank of America Corp.:
5.875% (c)(g)		2,335,000	2,347,125
6.1% (c)(g)		5,186,000	5,656,857
6.25% (c)(g)		3,392,000	3,691,104
6.5% (c)(g)		1,911,000	2,117,456
Bank of Nova Scotia 4.65% (c)(g)		4,078,000	3,799,206
Barclays Bank PLC 7.625% 11/21/22		16,553,000	18,204,865
Barclays PLC:
7.875% (Reg. S) (c)(g)		8,292,000	8,834,090
7.875% (Reg. S) (c)(g)	GBP	2,504,000	3,520,940
Credit Agricole SA:
6.625% (b)(c)(g)		6,654,000	6,798,444
7.875% (b)(c)(g)		2,708,000	2,945,955
Danske Bank A/S 5.875% (Reg. S) (c)(g)	EUR	1,050,000	1,242,693
HSBC Holdings PLC 5.25% (c)(g)	EUR	4,947,000	6,084,869
Itau Unibanco Holding SA 6.125% (b)(c)(g)		1,600,000	1,609,269
KBC Groep NV 5.625% (c)(g)	EUR	4,645,000	5,353,925
Royal Bank of Scotland Group PLC:
7.5% (c)(g)		7,287,000	7,550,850
8.625% (c)(g)		2,335,000	2,537,946
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	2,396,800	3,220,647
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		2,342,000	2,434,574
Wells Fargo & Co. 5.9% (c)(g)		8,500,000	8,764,084
			116,453,492
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	2,000,000	2,224,026
Insurance - 0.1%
Assicurazioni Generali SpA:
6.416% (c)(g)	GBP	2,650,000	3,633,247
8.5% (c)(g)	EUR	2,000,000	2,396,218
Aviva PLC:
5.9021% (c)(g)	GBP	1,750,000	2,480,617
6.125% (c)(g)	GBP	8,080,000	11,684,245
AXA SA:
3.941% (c)(g)	EUR	980,000	1,215,411
6.6862% (c)(g)	GBP	100,000	157,053
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		3,897,000	3,668,799
			25,235,590

TOTAL FINANCIALS			143,913,108

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)(g)		4,237,000	508,482
7.5% (Reg. S) (f)(g)		100,000	12,001
			520,483
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV 4% (Reg. S) (c)(g)	EUR	1,900,000	2,304,460
Grand City Properties SA 3.75% (c)(g)	EUR	7,700,000	8,965,326
			11,269,786
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	1,226,000	1,662,353
TOTAL PREFERRED SECURITIES
(Cost $181,377,081)			180,592,103
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.44% (u)
(Cost $1,090,554,274)		1,090,392,150	1,090,610,229
		Maturity Amount	Value

Repurchase Agreements - 1.6%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (v)
(Cost $338,887,000)		338,911,419	338,887,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	27,800,000	$811,557
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.8775% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	12,300,000	386,673
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	27,380,000	955,250

TOTAL CALL OPTIONS			2,153,480

Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	27,800,000	800,967
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.8775% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	12,300,000	326,528
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	27,380,000	619,220
Option with an exercise rate of 3.125% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	4/17/19	EUR 18,300,000	63,882
Option with an exercise rate of 3.375% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 5,750,000	2,528
Option with an exercise rate of 3.375% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 12,700,000	5,584
Option with an exercise rate of 3.5% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 7-Year iTraxx Europe Crossover Series 325 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 9,550,000	3,387
Option with an exercise rate of 3.75% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 21,700,000	5,660

TOTAL PUT OPTIONS			1,827,756

TOTAL PURCHASED SWAPTIONS
(Cost $5,173,686)			3,981,236
TOTAL INVESTMENT IN SECURITIES - 113.7%
(Cost $24,066,010,149)			23,924,663,748
NET OTHER ASSETS (LIABILITIES) - (13.7)%			(2,874,708,780)
NET ASSETS - 100%			$21,049,954,968

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 3/1/34	$(8,350,000)	$(8,186,316)
2.5% 3/1/34	(3,148,330)	(3,086,614)
2.5% 3/1/34	(2,500,000)	(2,450,993)
2.5% 3/1/34	(27,550,000)	(27,009,940)
2.5% 3/1/34	(10,850,000)	(10,637,309)
2.5% 3/1/34	(8,501,670)	(8,335,013)
2.5% 3/1/49	(3,125,000)	(2,961,265)
2.5% 3/1/49	(3,125,000)	(2,961,265)
2.5% 3/1/49	(7,201,503)	(6,824,179)
2.5% 3/1/49	(7,201,503)	(6,824,179)
3% 3/1/34	(33,400,000)	(33,333,350)
3% 3/1/34	(28,300,000)	(28,243,527)
3% 3/1/34	(22,800,000)	(22,754,503)
3% 3/1/49	(3,125,000)	(3,052,751)
3% 3/1/49	(3,125,000)	(3,052,751)
3% 3/1/49	(22,900,000)	(22,370,557)
3% 3/1/49	(22,900,000)	(22,370,557)
3% 3/1/49	(11,900,000)	(11,624,874)
3% 3/1/49	(11,000,000)	(10,745,682)
3% 3/1/49	(11,900,000)	(11,624,874)
3% 3/1/49	(22,900,000)	(22,370,557)
3% 3/1/49	(11,000,000)	(10,745,682)
3% 3/1/49	(22,900,000)	(22,370,557)
3% 3/1/49	(84,200,000)	(82,253,313)
3% 3/1/49	(27,650,000)	(27,010,738)
3% 3/1/49	(49,600,000)	(48,453,258)
3% 3/1/49	(5,900,000)	(5,763,593)
3% 3/1/49	(34,500,000)	(33,702,367)
3% 3/1/49	(9,200,000)	(8,987,298)
3.5% 3/1/34	(49,000,000)	(49,777,552)
3.5% 3/1/34	(49,000,000)	(49,777,552)
3.5% 3/1/34	(9,600,000)	(9,752,337)
3.5% 3/1/34	(29,800,000)	(30,272,878)
3.5% 3/1/34	(49,000,000)	(49,777,552)
3.5% 3/1/34	(27,550,000)	(27,987,174)
3.5% 3/1/34	(10,850,000)	(11,022,172)
3.5% 3/1/34	(26,800,000)	(27,225,273)
3.5% 3/1/34	(10,850,000)	(11,022,172)
3.5% 3/1/34	(54,350,000)	(55,212,448)
3.5% 3/1/49	(2,300,000)	(2,300,453)
3.5% 3/1/49	(4,700,000)	(4,700,926)
3.5% 3/1/49	(49,600,000)	(49,609,771)
3.5% 3/1/49	(6,700,000)	(6,701,320)
3.5% 3/1/49	(12,200,000)	(12,202,403)
4% 3/1/49	(3,800,000)	(3,873,424)
4% 3/1/49	(19,700,000)	(20,080,645)
4% 3/1/49	(3,800,000)	(3,873,424)
4.5% 3/1/49	(49,000,000)	(50,700,707)

TOTAL FANNIE MAE		(985,978,045)

Freddie Mac
3.5% 3/1/49	(27,100,000)	(27,121,217)
4.5% 3/1/49	(1,000,000)	(1,035,919)
4.5% 3/1/49	(1,000,000)	(1,035,919)

TOTAL FREDDIE MAC		(29,193,055)

Ginnie Mae
2.5% 3/1/49	(3,125,000)	(2,986,711)
2.5% 3/1/49	(5,900,000)	(5,638,910)
2.5% 3/1/49	(4,875,000)	(4,659,269)
2.5% 3/1/49	(2,950,000)	(2,819,455)
3.5% 3/1/49	(61,300,000)	(61,830,441)
3.5% 3/1/49	(61,300,000)	(61,830,441)
4% 3/1/49	(19,500,000)	(20,011,415)
4% 3/1/49	(7,200,000)	(7,388,830)
4% 3/1/49	(4,875,000)	(5,002,854)
4% 3/1/49	(9,500,000)	(9,749,151)
4% 3/1/49	(150,275,000)	(154,216,172)
4% 3/1/49	(48,350,000)	(49,618,046)
4% 3/1/49	(101,925,000)	(104,598,126)
4% 3/1/49	(2,950,000)	(3,027,368)
4% 4/1/49	(2,950,000)	(3,025,063)
4% 4/1/49	(2,950,000)	(3,025,063)
4% 4/1/49	(3,125,000)	(3,204,516)
4.5% 3/1/49	(62,700,000)	(64,873,351)
4.5% 3/1/49	(31,400,000)	(32,488,409)
4.5% 3/1/49	(31,300,000)	(32,384,943)
4.5% 3/1/49	(38,400,000)	(39,731,048)
4.5% 3/1/49	(13,700,000)	(14,174,875)

TOTAL GINNIE MAE		(686,284,457)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,702,844,632)		$(1,701,455,557)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	82,200,000	$(1,767,162)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(730,302)

TOTAL PUT SWAPTIONS			(2,497,464)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	82,200,000	(2,659,816)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	34,500,000	(1,135,701)

TOTAL CALL SWAPTIONS			(3,795,517)

TOTAL WRITTEN SWAPTIONS			$(6,292,981)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	40	March 2019	$3,830,840	$89,250	$89,250
ICE Long Gilt Contracts (United Kingdom)	55	June 2019	9,176,286	(111,824)	(111,824)
TME 10 Year Canadian Note Contracts (Canada)	161	June 2019	16,603,450	(72,064)	(72,064)
TOTAL BOND INDEX CONTRACTS					(94,638)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	69	June 2019	14,641,477	(7,134)	(7,134)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	308	June 2019	35,285,250	(59,854)	(59,854)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	356	June 2019	51,430,875	(534,715)	(534,715)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	232	June 2019	28,304,000	(91,210)	(91,210)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	188	June 2019	24,337,188	(63,398)	(63,398)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	117	June 2019	18,672,469	(323,256)	(323,256)
TOTAL TREASURY CONTRACTS					(1,079,567)

TOTAL PURCHASED					(1,174,205)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	274	March 2019	41,363,688	41,731	41,731
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	571	June 2019	65,415,188	98,828	98,828
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,723	June 2019	223,047,734	1,239,757	1,239,757
TOTAL TREASURY CONTRACTS					1,338,585

TOTAL SOLD					1,380,316

TOTAL FUTURES CONTRACTS					$206,111

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	257,553	EUR	225,000	BNP Paribas SA	5/16/19	$4
USD	1,462,409	EUR	1,277,000	BNP Paribas SA	5/16/19	671
USD	335,089,281	EUR	293,562,000	JPMorgan Chase Bank, N.A.	5/16/19	(940,965)
USD	50,091,993	GBP	38,179,000	Royal Bank Of Canada	5/16/19	(740,590)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,680,880)
					Unrealized Appreciation	675
					Unrealized Depreciation	(1,681,555)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(83,483)	$0	$(83,483)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(105,191)	61,627	(43,564)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	26,046,000	(128,553)	(188,762)	(317,315)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	23,900,000	(117,961)	(27,614)	(145,575)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	12,754,000	(62,949)	(92,431)	(155,380)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	17,000,000	(83,905)	(60,608)	(144,513)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	11,620,000	(57,352)	(1,856)	(59,208)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	13,470,000	(66,483)	(92,730)	(159,213)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(113,437)	80,057	(33,380)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(29,732)	(72,347)	(102,079)
TOTAL BUY PROTECTION							(849,046)	(394,664)	(1,243,710)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	218,173	0	218,173
Casino Guichard Perrachon SA	Ba1	Jun. 2019	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 550,000	338	4,657	4,995
TOTAL SELL PROTECTION							218,511	4,657	223,168

TOTAL CREDIT DEFAULT SWAPS							$(630,535)	$(390,007)	$(1,020,542)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$8,200,000	$(270,230)	$0	$(270,230)
1%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2029	EUR 950,000	(670)	0	(670)
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2034	EUR 21,715,000	664,849	0	664,849
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2039	EUR 450,000	105	0	105

TOTAL INTEREST RATE SWAPS							$394,054	$0	$394,054

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,455,457,209 or 11.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,523,453.

 (i) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $634,069.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,763,109.

 (k) Security or a portion of the security is on loan at period end.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Level 3 security

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,129,586 or 0.0% of net assets.

 (r) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (s) Non-income producing

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 11/28/18	$1,099,660

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,585,498
Total	$7,585,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Fund	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Real Estate High Income Fund	$--	$100,000,000	$100,000,000	$--	$--	$--	$--
Total	$--	$100,000,000	$100,000,000	$--	$--	$--	$--

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$34,600	$--	$--	$34,600
Consumer Discretionary	1,784	--	--	1,784
Energy	4,725,557	298,403	--	4,427,154
Financials	2,736,924	1,009,807	1,727,117	--
Industrials	72,900	--	--	72,900
Materials	2,015,556	2,015,556	--	--
Real Estate	6,181,424	5,181,749	999,675	--
Utilities	3,450,430	--	--	3,450,430
Corporate Bonds	7,579,973,919	--	7,579,973,919	--
U.S. Government and Government Agency Obligations	5,778,973,657	--	5,778,973,657	--
U.S. Government Agency - Mortgage Securities	5,536,425,315	--	5,536,425,315	--
Asset-Backed Securities	350,756,062	--	349,621,779	1,134,283
Collateralized Mortgage Obligations	486,937,886	--	486,936,790	1,096
Commercial Mortgage Securities	888,680,197	--	888,680,197	--
Municipal Securities	220,975,920	--	220,975,920	--
Foreign Government and Government Agency Obligations	279,717,835	--	279,717,835	--
Bank Loan Obligations	1,091,866,702	--	1,084,606,001	7,260,701
Bank Notes	77,066,512	--	77,066,512	--
Preferred Securities	180,592,103	--	180,592,103	--
Money Market Funds	1,090,610,229	1,090,610,229	--	--
Repurchase Agreements	338,887,000	--	338,887,000	--
Purchased Swaptions	3,981,236	--	3,981,236	--
Total Investments in Securities:	$23,924,663,748	$1,099,115,744	$22,809,165,056	$16,382,948
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$675	$--	$675	$--
Futures Contracts	1,469,566	1,469,566	--	--
Swaps	883,465	--	883,465	--
Total Assets	$2,353,706	$1,469,566	$884,140	$--
Liabilities
Forward Foreign Currency Contracts	$(1,681,555)	$()	$(1,681,555)	$--
Futures Contracts	(1,263,455)	(1,263,455)	--	--
Swaps	(1,119,946)	--	(1,119,946)	--
Written Swaptions	(6,292,981)	--	(6,292,981)	--
Total Liabilities	$(10,357,937)	$(1,263,455)	$(9,094,482)	$--
Total Derivative Instruments:	$(8,004,231)	$206,111	$(8,210,342)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,701,455,557)	$--	$(1,701,455,557)	$--
Total Other Financial Instruments:	$(1,701,455,557)	$--	$(1,701,455,557)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$81,041	$0
Swaps(b)	218,511	(849,046)
Total Credit Risk	299,552	(849,046)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	675	(1,681,555)
Total Foreign Exchange Risk	675	(1,681,555)
Interest Rate Risk
Futures Contracts(d)	1,469,566	(1,263,455)
Purchased Swaptions(a)	3,900,195	0
Swaps(b)	664,954	(270,900)
Written Swaptions(e)	0	(6,292,981)
Total Interest Rate Risk	6,034,715	(7,827,336)
Total Value of Derivatives	$6,334,942	$(10,357,937)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$338,887,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$67,790,468
Merrill Lynch, Pierce, Fenner & Smith, Inc.	271,096,532
$338,887,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.1%
United Kingdom	2.4%
Netherlands	2.3%
Mexico	1.9%
Canada	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $334,762,111 and repurchase agreements of $338,887,000) — See accompanying schedule: Unaffiliated issuers (cost $22,975,455,875)	$22,834,053,519
Fidelity Central Funds (cost $1,090,554,274)	1,090,610,229
Total Investment in Securities (cost $24,066,010,149)		$23,924,663,748
Cash		1,060,136
Foreign currency held at value (cost $23,955,532)		23,955,497
Receivable for investments sold		89,448,503
Receivable for premium on written options		7,478,664
Receivable for TBA sale commitments		1,702,844,632
Unrealized appreciation on forward foreign currency contracts		675
Receivable for fund shares sold		35,522,231
Dividends receivable		178,897
Interest receivable		149,852,247
Distributions receivable from Fidelity Central Funds		1,923,519
Receivable for daily variation margin on futures contracts		106,224
Bi-lateral OTC swaps, at value		338
Receivable from investment adviser for expense reductions		160,238
Other receivables		182,542
Total assets		25,937,378,091
Liabilities
Payable for investments purchased
Regular delivery	$422,951,368
Delayed delivery	2,381,155,907
TBA sale commitments, at value	1,701,455,557
Unrealized depreciation on forward foreign currency contracts	1,681,555
Payable for fund shares redeemed	21,397,847
Distributions payable	4,237,855
Bi-lateral OTC swaps, at value	765,563
Accrued management fee	5,292,769
Distribution and service plan fees payable	301,671
Payable for daily variation margin on centrally cleared OTC swaps	204,273
Written options, at value (premium receivable $7,478,664)	6,292,981
Other affiliated payables	2,614,673
Other payables and accrued expenses	183,904
Collateral on securities loaned	338,887,200
Total liabilities		4,887,423,123
Net Assets		$21,049,954,968
Net Assets consist of:
Paid in capital		$21,690,036,224
Total distributable earnings (loss)		(640,081,256)
Net Assets		$21,049,954,968
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($503,316,929 ÷ 48,401,050 shares)		$10.40
Maximum offering price per share (100/96.00 of $10.40)		$10.83
Class M:
Net Asset Value and redemption price per share ($305,227,595 ÷ 29,403,079 shares)		$10.38
Maximum offering price per share (100/96.00 of $10.38)		$10.81
Class C:
Net Asset Value and offering price per share ($160,853,677 ÷ 15,462,753 shares)(a)		$10.40
Total Bond:
Net Asset Value, offering price and redemption price per share ($12,054,956,810 ÷ 1,159,712,626 shares)		$10.39
Class I:
Net Asset Value, offering price and redemption price per share ($5,174,994,265 ÷ 498,634,329 shares)		$10.38
Class Z:
Net Asset Value, offering price and redemption price per share ($2,850,605,692 ÷ 274,652,748 shares)		$10.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$5,658,653
Interest		411,521,940
Income from Fidelity Central Funds		7,585,498
Total income		424,766,091
Expenses
Management fee	$36,701,702
Transfer agent fees	12,737,106
Distribution and service plan fees	1,780,436
Fund wide operations fee	5,259,203
Independent trustees' fees and expenses	115,684
Legal	8
Miscellaneous	38,393
Total expenses before reductions	56,632,532
Expense reductions	(532,048)
Total expenses after reductions		56,100,484
Net investment income (loss)		368,665,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(145,875,219)
Redemptions in-kind with affiliated entities	(214,083,908)
Fidelity Central Funds	20,537
Forward foreign currency contracts	4,897,874
Foreign currency transactions	493,583
Futures contracts	(9,244,827)
Swaps	(11,193)
Written options	335,555
Total net realized gain (loss)		(363,467,598)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	303,706,211
Fidelity Central Funds	(20,536)
Forward foreign currency contracts	3,103,391
Assets and liabilities in foreign currencies	(134,765)
Futures contracts	531,416
Swaps	(730,654)
Written options	910,290
Delayed delivery commitments	1,361,166
Total change in net unrealized appreciation (depreciation)		308,726,519
Net gain (loss)		(54,741,079)
Net increase (decrease) in net assets resulting from operations		$313,924,528

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$368,665,607	$914,701,571
Net realized gain (loss)	(363,467,598)	(90,126,250)
Change in net unrealized appreciation (depreciation)	308,726,519	(1,022,272,603)
Net increase (decrease) in net assets resulting from operations	313,924,528	(197,697,282)
Distributions to shareholders	(433,115,208)	–
Distributions to shareholders from net investment income	–	(885,486,323)
Distributions to shareholders from net realized gain	–	(72,496,897)
Total distributions	(433,115,208)	(957,983,220)
Share transactions - net increase (decrease)	(11,101,339,698)	2,739,351,141
Total increase (decrease) in net assets	(11,220,530,378)	1,583,670,639
Net Assets
Beginning of period	32,270,485,346	30,686,814,707
End of period	$21,049,954,968	$32,270,485,346
Other Information
Undistributed net investment income end of period		$94,000,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.77	$10.87	$10.53	$10.77	$10.48
Income from Investment Operations
Net investment income (loss)A	.142	.273	.272	.312	.287	.292
Net realized and unrealized gain (loss)	.056B	(.375)	(.086)	.377	(.224)	.382
Total from investment operations	.198	(.102)	.186	.689	.063	.674
Distributions from net investment income	(.178)	(.263)	(.258)	(.290)	(.270)	(.275)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.178)	(.288)	(.286)	(.349)	(.303)	(.384)
Net asset value, end of period	$10.40	$10.38	$10.77	$10.87	$10.53	$10.77
Total ReturnC,D,E	1.94%	(.95)%	1.77%	6.71%	.58%	6.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.76%H	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.76%H	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	2.79%H	2.60%	2.53%	2.95%	2.69%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$503,317	$475,569	$521,557	$1,233,806	$852,243	$639,235
Portfolio turnover rateI	187%H,J	109%	137%	134%	140%J	108%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.75	$10.85	$10.51	$10.76	$10.46
Income from Investment Operations
Net investment income (loss)A	.142	.272	.267	.309	.285	.290
Net realized and unrealized gain (loss)	.055B	(.375)	(.083)	.378	(.234)	.392
Total from investment operations	.197	(.103)	.184	.687	.051	.682
Distributions from net investment income	(.177)	(.262)	(.256)	(.288)	(.268)	(.273)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.177)	(.287)	(.284)	(.347)	(.301)	(.382)
Net asset value, end of period	$10.38	$10.36	$10.75	$10.85	$10.51	$10.76
Total ReturnC,D,E	1.94%	(.96)%	1.76%	6.71%	.47%	6.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.76%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76%H	.76%	.76%	.77%	.77%	.78%
Expenses net of all reductions	.76%H	.76%	.76%	.77%	.77%	.78%
Net investment income (loss)	2.79%H	2.60%	2.53%	2.94%	2.67%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$305,228	$307,837	$287,111	$155,518	$101,673	$57,972
Portfolio turnover rateI	187%H,J	109%	137%	134%	140%J	108%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.77	$10.87	$10.53	$10.77	$10.48
Income from Investment Operations
Net investment income (loss)A	.103	.193	.188	.231	.205	.211
Net realized and unrealized gain (loss)	.046B	(.365)	(.084)	.378	(.225)	.382
Total from investment operations	.149	(.172)	.104	.609	(.020)	.593
Distributions from net investment income	(.139)	(.183)	(.176)	(.210)	(.187)	(.194)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.139)	(.208)	(.204)	(.269)	(.220)	(.303)
Net asset value, end of period	$10.40	$10.39	$10.77	$10.87	$10.53	$10.77
Total ReturnC,D,E	1.45%	(1.60)%	.99%	5.90%	(.20)%	5.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.53%H	1.52%	1.52%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.53%H	1.52%	1.52%	1.52%	1.53%	1.53%
Net investment income (loss)	2.02%H	1.84%	1.77%	2.19%	1.92%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$160,854	$168,366	$190,273	$186,380	$139,264	$83,818
Portfolio turnover rateI	187%H,J	109%	137%	134%	140%J	108%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.76	$10.86	$10.53	$10.77	$10.47
Income from Investment Operations
Net investment income (loss)A	.159	.305	.302	.343	.320	.326
Net realized and unrealized gain (loss)	.044B	(.365)	(.085)	.368	(.224)	.392
Total from investment operations	.203	(.060)	.217	.711	.096	.718
Distributions from net investment income	(.193)	(.295)	(.289)	(.322)	(.303)	(.309)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.193)	(.320)	(.317)	(.381)	(.336)	(.418)
Net asset value, end of period	$10.39	$10.38	$10.76	$10.86	$10.53	$10.77
Total ReturnC,D	2.00%	(.55)%	2.07%	6.94%	.88%	7.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.10%G	2.90%	2.84%	3.25%	2.99%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$12,054,957	$23,868,572	$23,732,156	$20,469,677	$17,359,294	$14,547,801
Portfolio turnover rateH	187%G,I	109%	137%	134%	140%I	108%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.75	$10.85	$10.51	$10.76	$10.46
Income from Investment Operations
Net investment income (loss)A	.155	.299	.295	.337	.313	.319
Net realized and unrealized gain (loss)	.055B	(.374)	(.083)	.378	(.233)	.393
Total from investment operations	.210	(.075)	.212	.715	.080	.712
Distributions from net investment income	(.190)	(.290)	(.284)	(.316)	(.297)	(.303)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	(.033)	(.109)
Total distributions	(.190)	(.315)	(.312)	(.375)	(.330)	(.412)
Net asset value, end of period	$10.38	$10.36	$10.75	$10.85	$10.51	$10.76
Total ReturnC,D	2.07%	(.70)%	2.02%	6.99%	.73%	6.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	3.05%G	2.85%	2.79%	3.20%	2.94%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,174,994	$4,959,911	$4,481,725	$2,846,878	$1,266,870	$573,410
Portfolio turnover rateH	187%G,I	109%	137%	134%	140%I	108%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.162	.312	.310	.352	.234
Net realized and unrealized gain (loss)	.056C	(.373)	(.083)	.378	(.167)
Total from investment operations	.218	(.061)	.227	.730	.067
Distributions from net investment income	(.198)	(.304)	(.299)	(.331)	(.217)
Distributions from net realized gain	–	(.025)	(.028)	(.059)	–
Total distributions	(.198)	(.329)	(.327)	(.390)	(.217)
Net asset value, end of period	$10.38	$10.36	$10.75	$10.85	$10.51
Total ReturnD,E	2.14%	(.56)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.36%	.36%	.36%	.36%H
Expenses net of fee waivers, if any	.36%H	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%H	.36%	.36%	.36%	.36%H
Net investment income (loss)	3.19%H	2.99%	2.93%	3.34%	3.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,850,606	$2,490,230	$1,473,993	$811,440	$546,968
Portfolio turnover rateI	187%H,J	109%	137%	134%	140%J

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $182,292 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, deferred trustees compensation, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$226,693,218
Gross unrealized depreciation	(344,492,497)
Net unrealized appreciation (depreciation)	$(117,799,279)
Tax cost	$24,042,936,528

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(109,219,500)
Long-term	(46,113,780)
Total capital loss carryforward	$(155,333,280)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invest[[s]] in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(178,443)	$(660,040)
Swaps	(80,044)	(943,824)
Total Credit Risk	(258,487)	(1,603,864)
Foreign Exchange Risk
Forward Foreign Currency Contracts	4,897,874	3,103,391
Interest Rate Risk
Futures Contracts	(9,244,827)	531,416
Purchased Options	(464,399)	(223,568)
Swaps	68,851	213,170
Written Options	335,555	910,290
Total Interest Rate Risk	(9,304,820)	1,431,308
Totals	$(4,665,433)	$2,930,835

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and certain in-kind transactions, aggregated $2,969,042,581 and $1,241,332,643, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$598,853	$39,638
Class M	-%	.25%	382,071	–
Class C	.75%	.25%	799,512	86,586
			$1,780,436	$126,224

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43,095
Class M	2,623
Class C(a)	8,327
$54,045

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. Effective October 1, 2018, the transfer agent fees for Class Z changed to .05% of Class Z average net assets on an annual basis. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$366,034.15
Class M	236,798.16
Class C	132,733.17
Total Bond	7,784,657.10
Class I	3,649,418.15
Class Z	567,466.04
	$12,737,106

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,185 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 1,163,589,914 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $11,926,796,615. The net realized loss of $214,083,908 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 11,848,341 shares of Fidelity Real Estate High Income Fund in exchange for cash and investments, including accrued interest, with a value of $100,000,000. There were no net realized gains or losses on the Fund's redemptions of Fidelity Real Estate High Income Fund shares. The Fund recognized no gains or losses on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37,000 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $22,294.

9. Expense Reductions.

Effective October 1, 2018, the investment adviser contractually agreed to reimburse Class Z to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$468,881

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $62,930. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$237

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018
Distributions to shareholders
Class A	$8,247,306	$–
Class M	5,285,183	–
Class C	2,142,970	–
Total Bond	276,061,084	–
Class I	91,214,825	–
Class Z	50,163,840	–
Total	$433,115,208	$–
From net investment income
Class A	$–	$12,629,695
Class M	–	7,579,587
Class C	–	3,169,213
Total Bond	–	672,052,162
Class I	–	131,904,177
Class Z	–	58,151,489
Total	$–	$885,486,323
From net realized gain
Class A	$–	$1,217,520
Class M	–	687,881
Class C	–	431,234
Total Bond	–	55,742,692
Class I	–	10,651,836
Class Z	–	3,765,734
Total	$–	$72,496,897

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018	Six months ended February 28, 2019	Year ended August 31, 2018
Class A
Shares sold	10,216,960	14,416,516	$105,267,805	$151,885,453
Reinvestment of distributions	787,663	1,290,713	8,093,288	13,581,684
Shares redeemed	(8,409,191)	(18,338,361)	(86,354,819)	(192,755,755)
Net increase (decrease)	2,595,432	(2,631,132)	$27,006,274	$(27,288,618)
Class M
Shares sold	3,575,963	8,921,941	$36,703,141	$93,879,005
Reinvestment of distributions	513,472	784,090	5,265,761	8,230,681
Shares redeemed	(4,388,019)	(6,715,253)	(45,040,938)	(70,463,007)
Net increase (decrease)	(298,584)	2,990,778	$(3,072,036)	$31,646,679
Class C
Shares sold	2,217,172	4,002,793	$22,805,144	$42,271,985
Reinvestment of distributions	202,807	332,075	2,083,204	3,497,759
Shares redeemed	(3,168,335)	(5,788,530)	(32,584,254)	(60,858,546)
Net increase (decrease)	(748,356)	(1,453,662)	$(7,695,906)	$(15,088,802)
Total Bond
Shares sold	211,183,352	590,632,444	$2,174,476,499	$6,213,066,982
Reinvestment of distributions	23,875,460	66,567,518	245,302,493	699,805,077
Shares redeemed	(1,375,201,254)(a)	(562,196,879)	(14,099,043,411)(a)	(5,894,522,419)
Net increase (decrease)	(1,140,142,442)	95,003,083	$(11,679,264,419)	$1,018,349,640
Class I
Shares sold	96,178,087	172,616,804	$988,634,311	$1,811,192,584
Reinvestment of distributions	8,494,220	12,976,469	87,105,460	136,135,652
Shares redeemed	(84,691,189)	(123,960,373)	(867,920,633)	(1,297,111,589)
Net increase (decrease)	19,981,118	61,632,900	$207,819,138	$650,216,647
Class Z
Shares sold	70,956,238	158,799,997	$729,094,234	$1,663,657,935
Reinvestment of distributions	3,933,782	4,854,286	40,357,828	50,848,946
Shares redeemed	(40,552,066)	(60,482,889)	(415,584,811)	(632,991,286)
Net increase (decrease)	34,337,954	103,171,394	$353,867,251	$1,081,515,595

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Class A	.76%
Actual		$1,000.00	$1,019.40	$3.81
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.76%
Actual		$1,000.00	$1,019.40	$3.81
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.53%
Actual		$1,000.00	$1,014.50	$7.64
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Total Bond	.45%
Actual		$1,000.00	$1,020.00	$2.25
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$1,020.70	$2.51
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$1,021.40	$1.80
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2017 and in April 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TBD-SANN-0419
1.783111.116

Fidelity Flex℠ Funds Fidelity Flex℠ Core Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	50.8%
AAA	2.6%
AA	0.5%
A	6.7%
BBB	20.1%
BB and Below	18.0%
Not Rated	0.8%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**,***
Corporate Bonds	36.3%
U.S. Government and U.S. Government Agency Obligations	50.8%
Asset-Backed Securities	1.7%
CMOs and Other Mortgage Related Securities	3.2%
Municipal Bonds	0.9%
Common Stocks	0.1%
Other Investments	6.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 9.8%

 ** Futures and Swaps - 1.2%

 *** Written options - (0.6)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
3.6% 2/17/23	$95,000	$95,597
4.45% 4/1/24	3,000	3,106
6.3% 1/15/38	50,000	55,774
Verizon Communications, Inc.:
3.85% 11/1/42	6,000	5,408
4.522% 9/15/48	10,000	9,814
4.862% 8/21/46	16,000	16,452
5.012% 4/15/49	37,000	38,729
5.012% 8/21/54	85,000	87,316
5.5% 3/16/47	11,000	12,229
		324,425
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	11,000	10,904
5.95% 4/1/41	8,000	9,448
Time Warner, Inc. 6.2% 3/15/40	40,000	43,843
		64,195
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	29,473
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	46,616
5.375% 5/1/47	55,000	52,147
Comcast Corp.:
3.9% 3/1/38	6,000	5,675
3.969% 11/1/47	18,000	16,697
3.999% 11/1/49	21,000	19,502
4% 3/1/48	11,000	10,284
4.6% 8/15/45	15,000	15,144
4.65% 7/15/42	14,000	14,217
6.45% 3/15/37	15,000	18,470
Fox Corp.:
3.666% 1/25/22 (a)	4,000	4,047
4.03% 1/25/24 (a)	6,000	6,115
4.709% 1/25/29 (a)	9,000	9,329
5.476% 1/25/39 (a)	9,000	9,434
5.576% 1/25/49 (a)	6,000	6,336
Time Warner Cable, Inc.:
4% 9/1/21	80,000	80,784
7.3% 7/1/38	120,000	135,429
		479,699

TOTAL COMMUNICATION SERVICES		868,319

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	200,000	203,264
CONSUMER STAPLES - 1.5%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	125,000	120,988
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	27,000	24,508
5.45% 1/23/39	20,000	20,989
5.55% 1/23/49	54,000	56,717
5.8% 1/23/59 (Reg. S)	34,000	36,271
		259,473
Tobacco - 0.7%
Altria Group, Inc.:
3.875% 9/16/46	30,000	22,735
4.25% 8/9/42	27,000	21,807
4.4% 2/14/26	13,000	13,102
4.5% 5/2/43	80,000	66,221
4.8% 2/14/29	16,000	15,968
Reynolds American, Inc. 7.25% 6/15/37	75,000	81,975
		221,808

TOTAL CONSUMER STAPLES		481,281

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	33,215
8.125% 9/15/30	26,000	31,945
Anadarko Finance Co. 7.5% 5/1/31	40,000	48,409
Anadarko Petroleum Corp.:
5.55% 3/15/26	50,000	53,428
6.2% 3/15/40	10,000	10,978
6.6% 3/15/46	36,000	42,564
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,073
5.85% 2/1/35	25,000	27,324
Cenovus Energy, Inc.:
4.25% 4/15/27	24,000	22,855
6.75% 11/15/39	25,000	26,402
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,663
5.8% 6/1/45	10,000	10,847
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	45,000	39,825
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,850
Enbridge, Inc. 4.25% 12/1/26	25,000	25,493
Encana Corp. 6.625% 8/15/37	15,000	17,067
Energy Transfer Partners LP:
4.2% 9/15/23	6,000	6,120
4.95% 6/15/28	22,000	22,416
5.8% 6/15/38	12,000	12,248
6% 6/15/48	8,000	8,301
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,253
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	74,702
Kinder Morgan, Inc. 5.55% 6/1/45	12,000	12,598
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,200
MPLX LP:
4.5% 7/15/23	10,000	10,336
4.8% 2/15/29	6,000	6,151
4.875% 12/1/24	14,000	14,616
5.5% 2/15/49	17,000	17,411
Petrobras Global Finance BV:
6.125% 1/17/22	50,000	52,625
7.25% 3/17/44	110,000	117,535
7.375% 1/17/27	90,000	98,910
Petroleos Mexicanos:
4.625% 9/21/23	330,000	316,041
5.625% 1/23/46	40,000	31,300
6.35% 2/12/48	55,000	45,623
6.5% 3/13/27	20,000	19,310
6.75% 9/21/47	210,000	182,091
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	51,000	49,059
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	72,100
5.75% 6/24/44	35,000	36,872
Western Gas Partners LP:
4.65% 7/1/26	35,000	34,741
4.75% 8/15/28	6,000	5,921
5.375% 6/1/21	48,000	49,451
Williams Partners LP 4.3% 3/4/24	100,000	102,283
		1,916,152
FINANCIALS - 11.3%
Banks - 4.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	66,000	65,142
3.5% 4/19/26	160,000	158,379
3.705% 4/24/28 (b)	29,000	28,602
Barclays PLC 4.375% 1/12/26	200,000	198,367
CIT Group, Inc. 6.125% 3/9/28	30,000	32,475
Citigroup, Inc.:
2.4% 2/18/20	62,000	61,688
3.142% 1/24/23 (b)	23,000	22,913
4.3% 11/20/26	9,000	9,012
4.4% 6/10/25	74,000	75,195
4.45% 9/29/27	40,000	40,138
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	249,983
JPMorgan Chase & Co.:
2.95% 10/1/26	135,000	128,707
3.797% 7/23/24 (b)	35,000	35,500
4.35% 8/15/21	125,000	128,734
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	167,248
6% 12/19/23	75,000	78,810
6.125% 12/15/22	80,000	84,399
		1,565,292
Capital Markets - 4.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,597
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	97,683
4.1% 1/13/26	100,000	92,515
5% 2/14/22	48,000	48,297
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	167,453
3.2% 2/23/23	35,000	34,697
3.691% 6/5/28 (b)	170,000	164,617
3.75% 5/22/25	50,000	49,758
3.814% 4/23/29 (b)	75,000	73,005
6.75% 10/1/37	13,000	15,461
Moody's Corp.:
3.25% 1/15/28	10,000	9,550
4.875% 2/15/24	9,000	9,519
Morgan Stanley:
3.125% 7/27/26	171,000	163,161
3.737% 4/24/24 (b)	115,000	116,002
4.431% 1/23/30 (b)	22,000	22,716
5% 11/24/25	35,000	36,789
5.625% 9/23/19	100,000	101,476
5.75% 1/25/21	150,000	157,185
		1,382,481
Consumer Finance - 1.1%
Capital One Financial Corp.:
2.5% 5/12/20	125,000	124,158
3.8% 1/31/28	22,000	21,142
Discover Financial Services:
3.95% 11/6/24	80,000	79,181
4.1% 2/9/27	76,000	73,961
4.5% 1/30/26	24,000	24,111
Synchrony Financial 3.95% 12/1/27	42,000	38,460
		361,013
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	6,000	6,047
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	33,970
3.85% 2/1/25	40,000	39,090
Cigna Corp.:
4.125% 11/15/25 (a)	13,000	13,195
4.375% 10/15/28 (a)	33,000	33,451
4.8% 8/15/38 (a)	21,000	20,959
4.9% 12/15/48 (a)	21,000	20,909
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,612
		179,233
Insurance - 0.8%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	20,000	20,613
4.9% 3/15/49	18,000	18,934
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	51,141
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	44,696
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	82,594
Unum Group 3.875% 11/5/25	50,000	48,625
		266,603

TOTAL FINANCIALS		3,754,622

HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	21,000	19,707
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
2.894% 6/6/22	10,000	9,889
3.7% 6/6/27	7,000	6,781
		16,670
Health Care Providers & Services - 1.1%
Cigna Corp. 3.75% 7/15/23 (a)	27,000	27,323
CVS Health Corp.:
4.1% 3/25/25	55,000	55,754
4.3% 3/25/28	64,000	64,044
4.78% 3/25/38	29,000	28,210
5.05% 3/25/48	42,000	41,618
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	5,000	5,032
4.272% 8/28/23 (a)	18,000	18,267
4.9% 8/28/28 (a)	7,000	7,252
HCA Holdings, Inc. 6.5% 2/15/20	50,000	51,495
Toledo Hospital:
5.325% 11/15/28	12,000	12,330
6.015% 11/15/48	56,000	59,250
		370,575
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,824
Mylan NV:
3.15% 6/15/21	50,000	49,430
3.95% 6/15/26	20,000	18,651
4.55% 4/15/28	20,000	18,873
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	53,749
Zoetis, Inc. 3.45% 11/13/20	15,000	15,076
		195,603

TOTAL HEALTH CARE		602,555

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	40,259
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3.875% 7/3/23	38,000	37,818
4.25% 2/1/24	29,000	29,164
International Lease Finance Corp. 5.875% 8/15/22	100,000	106,310
		173,292

TOTAL INDUSTRIALS		213,551

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	100,000	105,078
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Boston Properties, Inc. 4.5% 12/1/28	19,000	19,700
Corporate Office Properties LP 5.25% 2/15/24	157,000	163,372
DDR Corp. 4.625% 7/15/22	21,000	21,488
Duke Realty LP 3.625% 4/15/23	50,000	50,273
Hudson Pacific Properties LP 4.65% 4/1/29	9,000	8,866
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	165,963
4.5% 1/15/25	6,000	5,971
4.75% 1/15/28	59,000	58,996
Store Capital Corp. 4.625% 3/15/29	9,000	8,884
Ventas Realty LP:
3.5% 2/1/25	65,000	64,063
4% 3/1/28	11,000	10,844
WP Carey, Inc. 4% 2/1/25	28,000	27,617
		606,037
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	103,447
3.95% 11/15/27	24,000	23,107
Digital Realty Trust LP:
4.75% 10/1/25	45,000	46,810
5.25% 3/15/21	30,000	30,952
Liberty Property LP 4.4% 2/15/24	40,000	41,346
Mack-Cali Realty LP 3.15% 5/15/23	50,000	42,446
		288,108

TOTAL REAL ESTATE		894,145

UTILITIES - 0.9%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	46,087
7.375% 11/15/31	85,000	109,535
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	9,829
		165,451
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	109,000	116,903

TOTAL UTILITIES		282,354

TOTAL NONCONVERTIBLE BONDS
(Cost $9,439,635)		9,321,321

U.S. Government and Government Agency Obligations - 29.7%
U.S. Treasury Inflation-Protected Obligations - 3.1%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	260,220	245,067
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$369,260	$359,048
0.375% 7/15/27	431,407	419,796

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,023,911

U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
2.75% 11/15/47	299,000	279,507
3% 2/15/49	1,104,000	1,085,629
U.S. Treasury Notes:
1.75% 6/30/22	655,000	639,418
1.875% 3/31/22	2,204,000	2,163,964
2.125% 11/30/24	336,000	327,902
2.25% 12/31/24	595,000	584,355
2.375% 2/29/24	360,000	357,595
2.5% 3/31/23	1,172,000	1,171,084
2.5% 1/31/24	985,000	983,923
2.75% 2/28/25	582,000	587,229
3.125% 11/15/28	635,000	656,679

TOTAL U.S. TREASURY OBLIGATIONS		8,837,285

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,930,610)		9,861,196

U.S. Government Agency - Mortgage Securities - 3.5%
Fannie Mae - 2.4%
3% 3/1/49 (c)	100,000	97,688
3% 3/1/49 (c)	100,000	97,688
3.5% 3/1/49 (c)	225,000	225,044
3.5% 3/1/49 (c)	225,000	225,044
4% 3/1/49 (c)	125,000	127,415
4.5% 3/1/49 (c)	25,000	25,868

TOTAL FANNIE MAE		798,747

Freddie Mac - 0.3%
4% 3/1/49 (c)	100,000	101,991
Ginnie Mae - 0.8%
3.5% 3/1/49 (c)	275,000	277,380
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,178,045)		1,178,118

Asset-Backed Securities - 1.5%
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	$49,375	$48,593
Class A2II, 4.03% 11/20/47 (a)	49,375	48,563
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	30,424
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (a)(b)(d)	55,738	55,424
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	100,000	100,203
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	55,744	55,764
Towd Point Mortgage Trust Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	95,024	95,237
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	79,219	79,262
TOTAL ASSET-BACKED SECURITIES
(Cost $513,850)		513,470

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.704% 1/25/37 (a)(b)	19,381	19,685
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	22,919	22,706
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	14,672	14,552
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $57,385)		56,943

Commercial Mortgage Securities - 3.0%
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	52,000	54,688
Series 2019-B9 Class A5, 4.0156% 3/15/52	67,000	69,233
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (a)(b)(d)	10,381	10,366
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (a)(b)(d)	98,024	98,178
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	17,000	18,095
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.0456% 5/10/47 (b)(e)	89,522	3,476
Series 2015-DC1 Class XA, 1.1268% 2/10/48 (b)(e)	864,936	37,362
Credit Suisse Mortgage Trust Series 2018-SITE Class D, 4.6278% 4/15/36 (a)	100,000	100,469
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	14,000	14,865
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.7388% 12/15/30 (a)(b)(d)	76,000	75,627
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.3822% 12/15/34 (a)(b)	125,000	123,853
GS Mortgage Securities Trust sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50	20,000	19,889
Series 2018-GS10 Class A5, 4.155% 7/10/51	20,000	20,876
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	10,000	10,435
Class EFX, 5.5422% 7/5/33 (a)	10,000	10,392
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.7388% 8/15/33 (a)(b)(d)	23,000	22,856
Class C, 1 month U.S. LIBOR + 1.500% 3.9888% 8/15/33 (a)(b)(d)	56,000	55,720
Series 2018-H4 Class A4, 4.31% 12/15/51	53,000	55,911
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	21,250	21,152
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(d)	27,418	27,349
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	40,000	42,166
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0687% 8/15/47 (b)(e)	924,727	38,080
Series 2014-C25 Class A5, 3.631% 11/15/47	50,000	50,838
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $998,445)		981,876

Municipal Securities - 0.9%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	127,002
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$118,561
Series 2010-3, 5.547% 4/1/19	70,000	70,137
TOTAL MUNICIPAL SECURITIES
(Cost $309,975)		315,700

Foreign Government and Government Agency Obligations - 0.8%
Argentine Republic 5.875% 1/11/28	$100,000	$78,000
Dominican Republic 5.95% 1/25/27 (a)	100,000	103,650
Turkish Republic 7.375% 2/5/25	65,000	67,990
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $269,265)		249,640
	Shares	Value

Fixed-Income Funds - 33.1%
Fidelity Floating Rate Central Fund (f)	18,792	1,913,764
Fidelity Mortgage Backed Securities Central Fund (f)	57,400	6,094,725
Fidelity Specialized High Income Central Fund (f)	30,232	2,994,208
TOTAL FIXED-INCOME FUNDS
(Cost $11,194,040)		11,002,697

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.44% (g)
(Cost $1,041,329)	1,041,121	1,041,329

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	$2,881
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	70,000	1,583

TOTAL PUT OPTIONS			4,464

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	100,000	2,919
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	70,000	2,442

TOTAL CALL OPTIONS			5,361

TOTAL PURCHASED SWAPTIONS
(Cost $10,934)			9,825
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $34,943,513)			34,532,115
NET OTHER ASSETS (LIABILITIES) - (3.9)%			(1,304,244)
NET ASSETS - 100%			$33,227,871

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/49	$(225,000)	$(225,044)
3.5% 3/1/49	(225,000)	(225,044)
4% 3/1/49	(100,000)	(101,933)
TOTAL TBA SALE COMMITMENTS
(Proceeds $553,225)		$(552,021)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	June 2019	$424,391	$230	$230

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$10,000	$(49)	$(73)	$(122)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(247)	(57)	(304)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	20,000	(99)	(145)	(244)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	55,000	(271)	(9)	(280)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	20,000	(99)	(138)	(237)

TOTAL CREDIT DEFAULT SWAPS						$(765)	$(422)	$(1,187)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,700,582 or 5.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,462
Fidelity Floating Rate Central Fund	54,681
Fidelity Mortgage Backed Securities Central Fund	94,463
Fidelity Specialized High Income Central Fund	95,062
Total	$251,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,879,588	$54,681	$--	$--	$(20,505)	$1,913,764	0.1%
Fidelity Mortgage Backed Securities Central Fund	6,034,862	249,462	235,000	(6,588)	51,989	6,094,725	0.1%
Fidelity Specialized High Income Central Fund	2,920,771	95,062	--	--	(21,625)	2,994,208	0.3%
Total	$10,835,221	$399,205	$235,000	$(6,588)	$9,859	$11,002,697

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,321,321	$--	$9,321,321	$--
U.S. Government and Government Agency Obligations	9,861,196	--	9,861,196	--
U.S. Government Agency - Mortgage Securities	1,178,118	--	1,178,118	--
Asset-Backed Securities	513,470	--	513,470	--
Collateralized Mortgage Obligations	56,943	--	56,943	--
Commercial Mortgage Securities	981,876	--	981,876	--
Municipal Securities	315,700	--	315,700	--
Foreign Government and Government Agency Obligations	249,640	--	249,640	--
Fixed-Income Funds	11,002,697	11,002,697	--	--
Money Market Funds	1,041,329	1,041,329	--	--
Purchased Swaptions	9,825	--	9,825	--
Total Investments in Securities:	$34,532,115	$12,044,026	$22,488,089	$--
Derivative Instruments:
Assets
Futures Contracts	$230	$230	$--	$--
Total Assets	$230	$230	$--	$--
Liabilities
Swaps	$(765)	$--	$(765)	$--
Total Liabilities	$(765)	$--	$(765)	$--
Total Derivative Instruments:	$(535)	$230	$(765)	$--
Other Financial Instruments:
TBA Sale Commitments	$(552,021)	$--	$(552,021)	$--
Total Other Financial Instruments:	$(552,021)	$--	$(552,021)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(765)
Total Credit Risk	0	(765)
Interest Rate Risk
Futures Contracts(b)	230	0
Purchased Swaptions(c)	9,825	0
Total Interest Rate Risk	10,055	0
Total Value of Derivatives	$10,055	$(765)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.2%
Mexico	1.8%
United Kingdom	1.8%
Netherlands	1.5%
Canada	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,708,144)	$22,488,089
Fidelity Central Funds (cost $12,235,369)	12,044,026
Total Investment in Securities (cost $34,943,513)		$34,532,115
Segregated cash with brokers for derivative instruments		1,160
Cash		56,663
Receivable for investments sold		2,228
Receivable for TBA sale commitments		553,225
Receivable for fund shares sold		24,221
Interest receivable		169,855
Distributions receivable from Fidelity Central Funds		2,225
Receivable for daily variation margin on futures contracts		188
Total assets		35,341,880
Liabilities
Payable for investments purchased
Regular delivery	$370,582
Delayed delivery	1,178,045
TBA sale commitments, at value	552,021
Payable for fund shares redeemed	12,596
Bi-lateral OTC swaps, at value	765
Total liabilities		2,114,009
Net Assets		$33,227,871
Net Assets consist of:
Paid in capital		$33,912,634
Total distributable earnings (loss)		(684,763)
Net Assets, for 3,374,843 shares outstanding		$33,227,871
Net Asset Value, offering price and redemption price per share ($33,227,871 ÷ 3,374,843 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$341,427
Income from Fidelity Central Funds		232,972
Total income		574,399
Expenses
Independent trustees' fees and expenses	$79
Commitment fees	44
Total expenses		123
Net investment income (loss)		574,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(153,815)
Fidelity Central Funds	(6,588)
Futures contracts	(3,394)
Swaps	(52)
Capital gain distributions from Fidelity Central Funds	18,696
Total net realized gain (loss)		(145,153)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	203,831
Fidelity Central Funds	9,859
Futures contracts	230
Swaps	(1,187)
Delayed delivery commitments	1,204
Total change in net unrealized appreciation (depreciation)		213,937
Net gain (loss)		68,784
Net increase (decrease) in net assets resulting from operations		$643,060

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$574,276	$1,070,320
Net realized gain (loss)	(145,153)	(119,066)
Change in net unrealized appreciation (depreciation)	213,937	(1,024,651)
Net increase (decrease) in net assets resulting from operations	643,060	(73,397)
Distributions to shareholders	(613,063)	–
Distributions to shareholders from net investment income	–	(1,042,939)
Distributions to shareholders from net realized gain	–	(160,473)
Total distributions	(613,063)	(1,203,412)
Share transactions
Proceeds from sales of shares	8,478,691	48,985,193
Reinvestment of distributions	613,063	1,203,412
Cost of shares redeemed	(10,167,125)	(43,441,240)
Net increase (decrease) in net assets resulting from share transactions	(1,075,371)	6,747,365
Total increase (decrease) in net assets	(1,045,374)	5,470,556
Net Assets
Beginning of period	34,273,245	28,802,689
End of period	$33,227,871	$34,273,245
Other Information
Undistributed net investment income end of period		$53,209
Shares
Sold	870,189	4,932,002
Issued in reinvestment of distributions	63,013	120,969
Redeemed	(1,048,566)	(4,382,030)
Net increase (decrease)	(115,364)	670,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.172	.323	.145
Net realized and unrealized gain (loss)	.043	(.355)	.209
Total from investment operations	.215	(.032)	.354
Distributions from net investment income	(.185)	(.316)	(.134)
Distributions from net realized gain	–	(.052)	–
Total distributions	(.185)	(.368)	(.134)
Net asset value, end of period	$9.85	$9.82	$10.22
Total ReturnC,D	2.22%	(.30)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	3.57%H	3.26%	2.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,228	$34,273	$28,803
Portfolio turnover rateI	93%H	44%	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$139,306
Gross unrealized depreciation	(558,113)
Net unrealized appreciation (depreciation)	$(418,807)
Tax cost	$34,950,060

The Fund elected to defer to its next fiscal year approximately $121,445 of capital losses recognized during the period November 1, 2017 to August 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(52)	$(1,187)
Total Credit Risk	$(52)	$(1,187)
Interest Rate Risk
Futures Contracts	$(3,394)	$230
Purchased Options	–	(1,109)
Total Interest Rate Risk	$(3,394)	$(879)
Totals	$(3,446)	$(2,066)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,423,546 and $1,009,048, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %C	$1,000.00	$1,022.20	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C Amount represents less than .005%.

 D Amount represents less than $.005

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Core Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZCD-SANN-0419
1.9881606.101

Fidelity® Total Bond K6 Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	56.9%
AAA	2.8%
AA	0.2%
A	5.2%
BBB	15.4%
BB and Below	18.2%
Not Rated	0.6%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**,***
Corporate Bonds	31.5%
U.S. Government and U.S. Government Agency Obligations	56.9%
Asset-Backed Securities	1.6%
CMOs and Other Mortgage Related Securities	2.4%
Municipal Bonds	0.4%
Stocks	0.1%
Other Investments	6.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 6.3%

 ** Futures and Swaps - 0.2%

 *** Written options - (0.2)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$1,901,872
4.45% 4/1/24	51,000	52,795
6.3% 1/15/38	1,100,000	1,227,023
Verizon Communications, Inc.:
3.85% 11/1/42	147,000	132,485
4.522% 9/15/48	224,000	219,827
4.862% 8/21/46	419,000	430,834
5.012% 4/15/49	160,000	167,478
5.012% 8/21/54	2,082,000	2,138,733
5.5% 3/16/47	461,000	512,495
		6,783,542
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	242,865
5.95% 4/1/41	172,000	203,125
Time Warner, Inc. 6.2% 3/15/40	840,000	920,699
		1,366,689
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	545,249
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	978,942
5.375% 5/1/47	2,000,000	1,896,244
5.75% 4/1/48	861,000	861,696
Comcast Corp.:
3.9% 3/1/38	132,000	124,843
3.969% 11/1/47	439,000	407,227
3.999% 11/1/49	486,000	451,332
4% 3/1/48	241,000	225,323
4.6% 8/15/45	347,000	350,338
4.65% 7/15/42	310,000	314,799
6.45% 3/15/37	365,000	449,432
Fox Corp.:
3.666% 1/25/22 (a)	123,000	124,432
4.03% 1/25/24 (a)	216,000	220,133
4.709% 1/25/29 (a)	312,000	323,403
5.476% 1/25/39 (a)	308,000	322,864
5.576% 1/25/49 (a)	204,000	215,431
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,494,508
7.3% 7/1/38	2,420,000	2,731,161
		12,037,357

TOTAL COMMUNICATION SERVICES		20,187,588

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,014,469
CONSUMER STAPLES - 2.3%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,325,000	2,250,372
4.9% 2/1/46	4,500,000	4,330,834
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	613,000	556,414
5.45% 1/23/39	800,000	839,565
5.55% 1/23/49	1,824,000	1,915,772
5.8% 1/23/59 (Reg. S)	1,933,000	2,062,118
Molson Coors Brewing Co. 5% 5/1/42	2,945,000	2,786,813
		14,741,888
Tobacco - 0.9%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,152,683
4.25% 8/9/42	932,000	752,749
4.4% 2/14/26	412,000	415,246
4.5% 5/2/43	632,000	523,148
4.8% 2/14/29	536,000	534,939
5.375% 1/31/44	1,137,000	1,058,443
5.95% 2/14/49	600,000	598,550
BAT Capital Corp. 4.54% 8/15/47	4,500,000	3,650,195
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,561,898
Reynolds American, Inc. 7.25% 6/15/37	75,000	81,975
		10,329,826

TOTAL CONSUMER STAPLES		25,071,714

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	516,017
8.125% 9/15/30	1,083,000	1,330,636
Amerada Hess Corp. 7.3% 8/15/31	231,000	263,180
Anadarko Finance Co. 7.5% 5/1/31	927,000	1,121,875
Anadarko Petroleum Corp.:
4.5% 7/15/44	1,032,000	933,648
5.55% 3/15/26	831,000	887,967
6.2% 3/15/40	700,000	768,486
6.45% 9/15/36	600,000	675,246
6.6% 3/15/46	807,000	954,143
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	526,530
5.85% 2/1/35	525,000	573,802
Cenovus Energy, Inc.:
4.25% 4/15/27	1,034,000	984,686
6.75% 11/15/39	650,000	686,452
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,663
5.8% 6/1/45	10,000	10,847
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,020,000	1,787,700
DCP Midstream Operating LP 3.875% 3/15/23	520,000	516,100
Enbridge, Inc. 4.25% 12/1/26	525,000	535,357
Encana Corp. 6.625% 8/15/37	350,000	398,221
Energy Transfer Partners LP:
4.2% 9/15/23	145,000	147,894
4.5% 4/15/24	215,000	220,766
4.95% 6/15/28	494,000	503,342
5.25% 4/15/29	350,000	365,991
5.8% 6/15/38	275,000	280,681
6% 6/15/48	1,179,000	1,223,318
6.25% 4/15/49	545,000	584,928
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,253
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,568,742
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	435,697
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,200
MPLX LP:
4.5% 7/15/23	274,000	283,209
4.8% 2/15/29	175,000	179,406
4.875% 12/1/24	272,000	283,959
5.5% 2/15/49	525,000	537,698
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	996,850
6.125% 1/17/22	927,000	975,658
7.25% 3/17/44	2,500,000	2,671,250
7.375% 1/17/27	2,130,000	2,340,870
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	5,746,200
6.35% 2/12/48	3,350,000	2,778,825
6.375% 1/23/45	2,300,000	1,931,425
6.5% 3/13/27	20,000	19,310
6.75% 9/21/47	5,720,000	4,959,812
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	887,865
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	1,998,252
4.55% 6/24/24	70,000	72,100
5.75% 6/24/44	35,000	36,872
Western Gas Partners LP:
4.5% 3/1/28	200,000	193,572
4.65% 7/1/26	35,000	34,741
4.75% 8/15/28	168,000	165,787
5.375% 6/1/21	1,563,000	1,610,246
Williams Partners LP 4.3% 3/4/24	2,000,000	2,045,660
		49,633,935
FINANCIALS - 9.2%
Banks - 3.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	2,001,000	1,974,983
3.5% 4/19/26	2,630,000	2,603,351
3.705% 4/24/28 (b)	528,000	520,757
4.45% 3/3/26	245,000	249,446
Barclays PLC 4.375% 1/12/26	900,000	892,651
CIT Group, Inc. 6.125% 3/9/28	640,000	692,800
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,136,260
3.142% 1/24/23 (b)	443,000	441,330
4.3% 11/20/26	3,714,000	3,718,865
4.4% 6/10/25	2,086,000	2,119,698
5.5% 9/13/25	566,000	611,327
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,185,809
3.8% 6/9/23	1,250,000	1,249,917
4.55% 4/17/26	388,000	397,482
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	185,310
5.71% 1/15/26 (a)	1,649,000	1,544,182
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	2,941,196
3.797% 7/23/24 (b)	35,000	35,500
3.882% 7/24/38 (b)	1,000,000	948,439
4.35% 8/15/21	2,425,000	2,497,440
4.452% 12/5/29 (b)	5,500,000	5,756,205
Rabobank Nederland 4.375% 8/4/25	500,000	505,800
Regions Bank 6.45% 6/26/37	250,000	297,153
Royal Bank of Scotland Group PLC:
6% 12/19/23	237,000	249,041
6.125% 12/15/22	6,545,000	6,904,913
UniCredit SpA 6.572% 1/14/22 (a)	948,000	971,851
		40,631,706
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	400,586
Credit Suisse Group AG:
3.869% 1/12/29 (a)(b)	1,570,000	1,510,349
4.207% 6/12/24 (a)(b)	500,000	502,510
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,141,048
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	610,517
4.1% 1/13/26	1,100,000	1,017,662
5% 2/14/22	1,568,000	1,577,691
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	167,453
3.2% 2/23/23	3,000,000	2,974,006
3.691% 6/5/28 (b)	4,660,000	4,512,454
3.75% 5/22/25	525,000	522,462
3.814% 4/23/29 (b)	1,025,000	997,738
4.017% 10/31/38 (b)	1,000,000	925,072
4.223% 5/1/29 (b)	2,500,000	2,505,010
6.75% 10/1/37	278,000	330,627
Moody's Corp.:
3.25% 1/15/28	10,000	9,550
4.875% 2/15/24	9,000	9,519
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,500,842
3.737% 4/24/24 (b)	2,500,000	2,521,784
3.772% 1/24/29 (b)	1,500,000	1,476,374
4.431% 1/23/30 (b)	742,000	766,140
5% 11/24/25	5,722,000	6,014,544
5.625% 9/23/19	100,000	101,476
5.75% 1/25/21	4,650,000	4,872,727
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	977,743
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	508,409
		40,454,293
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	512,000	508,610
4.45% 12/16/21	500,000	506,569
4.875% 1/16/24	258,000	264,011
Capital One Financial Corp.:
2.5% 5/12/20	625,000	620,791
3.8% 1/31/28	437,000	419,964
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,335,154
4.1% 2/9/27	366,000	356,180
4.5% 1/30/26	803,000	806,713
Ford Motor Credit Co. LLC:
5.085% 1/7/21	502,000	511,332
5.596% 1/7/22	1,038,000	1,063,414
Synchrony Financial 3.95% 12/1/27	1,065,000	975,223
		10,367,961
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	110,000	110,859
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,004,556
3.875% 8/15/22	473,000	473,268
Cigna Corp.:
4.125% 11/15/25 (a)	342,000	347,128
4.375% 10/15/28 (a)	884,000	896,071
4.8% 8/15/38 (a)	550,000	548,923
4.9% 12/15/48 (a)	550,000	547,618
Voya Financial, Inc. 3.125% 7/15/24	812,000	785,765
		4,714,188
Insurance - 0.4%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	698,772
4.75% 3/15/39	311,000	322,024
4.9% 3/15/49	619,000	651,114
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	971,674
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,037,946
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	82,594
Unum Group 3.875% 11/5/25	50,000	48,625
		3,812,749

TOTAL FINANCIALS		99,980,897

HEALTH CARE - 1.6%
Biotechnology - 0.0%
AbbVie, Inc. 4.5% 5/14/35	442,000	414,781
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.894% 6/6/22	460,000	454,893
3.7% 6/6/27	164,000	158,871
		613,764
Health Care Providers & Services - 1.1%
Cigna Corp. 3.75% 7/15/23 (a)	708,000	716,478
CVS Health Corp.:
4.1% 3/25/25	1,145,000	1,160,689
4.3% 3/25/28	1,329,000	1,329,911
4.78% 3/25/38	2,092,000	2,035,021
5.05% 3/25/48	2,870,000	2,843,930
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	146,000	146,924
4.272% 8/28/23 (a)	459,000	465,796
4.9% 8/28/28 (a)	194,000	200,986
HCA Holdings, Inc. 6.5% 2/15/20	950,000	978,410
Toledo Hospital:
5.325% 11/15/28	319,000	327,777
6.015% 11/15/48	1,529,000	1,617,730
		11,823,652
Pharmaceuticals - 0.4%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,824
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	809,000	809,168
Mylan NV:
3.15% 6/15/21	50,000	49,430
3.95% 6/15/26	1,370,000	1,277,573
4.55% 4/15/28	450,000	424,641
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,162,000	1,135,576
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	542,888
Zoetis, Inc. 3.45% 11/13/20	15,000	15,076
		4,294,176

TOTAL HEALTH CARE		17,146,373

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,046,730
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 7/3/23	877,000	872,792
4.25% 2/1/24	977,000	982,527
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,126,201
		3,981,520

TOTAL INDUSTRIALS		5,028,250

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	840,621
6.02% 6/15/26 (a)	258,000	273,603
		1,114,224
MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	493,405
4.5% 8/1/47 (a)	500,000	500,980
		994,385
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Boston Properties, Inc. 4.5% 12/1/28	605,000	627,296
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,741,441
5.25% 2/15/24	146,000	151,926
Duke Realty LP 3.625% 4/15/23	50,000	50,273
Hudson Pacific Properties LP 4.65% 4/1/29	244,000	240,354
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,674,713
4.75% 1/15/28	3,349,000	3,348,776
Store Capital Corp. 4.625% 3/15/29	315,000	310,939
Ventas Realty LP:
3.5% 2/1/25	1,265,000	1,246,761
4% 3/1/28	218,000	214,916
WP Carey, Inc. 4% 2/1/25	489,000	482,316
		12,089,711
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	562,433
3.95% 11/15/27	421,000	405,334
4.1% 10/1/24	833,000	829,958
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,503,131
5.25% 3/15/21	30,000	30,952
Liberty Property LP 4.4% 2/15/24	40,000	41,346
Tanger Properties LP 3.125% 9/1/26	2,075,000	1,882,833
		5,255,987

TOTAL REAL ESTATE		17,345,698

UTILITIES - 0.6%
Electric Utilities - 0.3%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	46,087
7.375% 11/15/31	1,985,000	2,557,963
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	169,061
		2,773,111
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,145,000	3,373,013

TOTAL UTILITIES		6,146,124

TOTAL NONCONVERTIBLE BONDS
(Cost $251,352,594)		246,663,657

U.S. Government and Government Agency Obligations - 35.5%
U.S. Treasury Inflation-Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$8,162,343	$7,687,842
1% 2/15/48	560,340	544,590
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/27	1,200,302	1,168,133
0.5% 1/15/28	17,871,970	17,464,232
0.75% 7/15/28	5,104,386	5,111,080

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		31,975,877

U.S. Treasury Obligations - 32.6%
U.S. Treasury Bonds:
2.75% 11/15/47	12,580,000	11,759,843
3% 2/15/49 (c)	33,478,000	32,920,905
U.S. Treasury Notes:
1.5% 5/15/20	15,429,000	15,236,138
1.75% 6/30/22	227,000	221,600
1.875% 3/31/22	77,961,000	76,544,916
1.875% 7/31/22	41,715,000	40,854,628
2.125% 12/31/22	32,844,000	32,374,433
2.125% 7/31/24	11,335,000	11,085,276
2.25% 12/31/24	4,611,000	4,528,506
2.375% 2/29/24	11,640,000	11,562,248
2.5% 3/31/23	12,000,000	11,990,625
2.5% 1/31/24	15,400,000	15,383,156
2.625% 6/30/23	26,700,000	26,809,512
2.875% 10/31/23	38,150,000	38,722,250
2.875% 11/30/25	5,996,000	6,090,156
3.125% 11/15/28	17,606,000	18,207,080

TOTAL U.S. TREASURY OBLIGATIONS		354,291,272

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $388,212,545)		386,267,149

U.S. Government Agency - Mortgage Securities - 2.6%
Fannie Mae - 2.2%
3% 3/1/49 (d)	2,750,000	2,686,421
3% 3/1/49 (d)	2,750,000	2,686,421
3% 3/1/49 (d)	5,500,000	5,372,841
3.5% 3/1/49 (d)	2,925,000	2,925,576
3.5% 3/1/49 (d)	450,000	450,089
4% 3/1/49 (d)	4,900,000	4,994,678
4.5% 3/1/49 (d)	1,100,000	1,138,179
4.5% 3/1/49 (d)	500,000	517,354
4.5% 3/1/49 (d)	1,700,000	1,759,004
4.5% 3/1/49 (d)	1,200,000	1,241,650

TOTAL FANNIE MAE		23,772,213

Freddie Mac - 0.2%
4% 3/1/49 (d)	2,000,000	2,039,816
Ginnie Mae - 0.2%
3.5% 3/1/49 (d)	1,125,000	1,134,735
4.5% 3/1/49 (d)	100,000	103,466
4.5% 3/1/49 (d)	100,000	103,466
4.5% 3/1/49 (d)	100,000	103,466
4.5% 3/1/49 (d)	300,000	310,399
4.5% 3/1/49 (d)	100,000	103,466
4.5% 4/1/49 (d)	300,000	310,235
4.5% 4/1/49 (d)	100,000	103,412
4.5% 4/1/49 (d)	100,000	103,412

TOTAL GINNIE MAE		2,376,057

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $28,124,374)		28,188,086

Asset-Backed Securities - 1.4%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$423,567	$421,381
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.8499% 10/25/35 (b)(e)	504,192	504,249
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (a)	190,400	189,862
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	815,136	814,089
CLUB Credit Trust:
Series 2017-P1 Class A, 2.42% 9/15/23 (a)	24,077	24,063
Series 2018-NP1 Class A, 2.99% 5/15/24 (a)	1,118	1,118
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (a)	370,531	371,080
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (a)	2,020,800	2,025,852
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	274,525	270,175
Class A2II, 4.03% 11/20/47 (a)	472,025	464,264
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	1,003,993
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (a)(b)(e)	334,426	332,543
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	467,923	474,577
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	1,800,000	1,803,646
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (a)(b)(d)(e)	975,000	975,000
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (a)	557,438	557,639
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (a)(b)(e)	100,000	100,119
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	140,199	140,268
Series 2018-2A Class A, 3.35% 10/15/24 (a)	660,386	661,127
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	973,149	979,043
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	771,472	774,307
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	1,140,292	1,142,842
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	494,459	494,802
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	475,000	475,250
TOTAL ASSET-BACKED SECURITIES
(Cost $14,974,653)		15,001,289

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.704% 1/25/37 (a)(b)	316,398	321,350
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	284,195	281,552
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (a)(e)	801,139	797,836
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (a)(b)(e)	900,000	897,785
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69(a)(b)(e)	638,000	639,021
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(e)	1,579,000	1,573,278
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	102,703	101,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,628,354)		4,612,683

Commercial Mortgage Securities - 2.0%
Barclays Commercial Mortgage Securities LLC Series 2018-C2 Class A5, 4.314% 12/15/51	1,100,000	1,162,364
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,658,000	1,743,708
Series 2019-B9 Class A5, 4.0156% 3/15/52	2,100,000	2,169,989
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (a)(b)(e)	271,781	271,401
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (a)(b)(e)	459,733	460,454
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.5388% 10/15/32 (a)(b)(e)	500,000	499,915
Citigroup Commercial Mortgage Trust:
Series 2015-GC29 Class XA, 1.1059% 4/10/48 (b)(f)	3,533,287	166,311
Series 2018-C6 Class A4, 4.412% 11/10/51	523,000	556,687
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	273,100
Series 2014-CR17 Class XA, 1.0456% 5/10/47 (b)(f)	1,746,974	67,825
Series 2014-CR19 Class XA, 1.1684% 8/10/47 (b)(f)	4,941,350	193,292
Series 2014-LC17 Class XA, 0.8865% 10/10/47 (b)(f)	4,001,378	109,855
Series 2015-DC1 Class XA, 1.1268% 2/10/48 (b)(f)	1,167,664	50,439
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	615,600
Class B, 4.5349% 4/15/36 (a)	107,000	110,830
Class C, 4.6278% 4/15/36 (a)	123,000	126,363
Class D, 4.6278% 4/15/36 (a)	245,000	246,149
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	429,000	455,504
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.7388% 12/15/30 (a)(b)(e)	1,296,000	1,289,641
Freddie Mac Series K079 Class A2, 3.926% 6/25/28	312,000	329,077
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.9388% 9/15/31 (a)(b)(e)	1,275,000	1,276,879
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5788% 10/15/31 (a)(b)(e)	457,000	457,859
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50	270,000	268,506
Series 2018-GS10 Class A5, 4.155% 7/10/51	250,000	260,949
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	103,000	107,492
Class DFX, 5.3503% 7/5/33 (a)	159,000	165,917
Class EFX, 5.5422% 7/5/33 (a)	218,000	226,550
Class XAFX, 1 month U.S. LIBOR + 0.000% 1.116% 7/5/33 (a)(b)(e)(f)	2,000,000	90,929
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.7388% 8/15/33 (a)(b)(e)	627,000	623,080
Class C, 1 month U.S. LIBOR + 1.500% 3.9888% 8/15/33 (a)(b)(e)	1,510,000	1,502,448
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51	410,000	435,440
Series 2018-H4 Class A4, 4.31% 12/15/51	1,680,000	1,772,283
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(e)	528,619	527,280
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0685% 12/15/50 (b)(f)	1,485,767	102,309
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(e)	888,853	901,091
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 0.8968% 12/15/50 (b)(f)	3,684,142	233,294
Series 2018-C46 Class XA, 0.9491% 8/15/51 (b)(f)	2,146,081	132,334
Series 2018-C48 Class A5, 4.302% 1/15/52	1,256,000	1,324,011
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0687% 8/15/47 (b)(f)	1,202,146	49,504
Series 2014-LC14 Class XA, 1.2676% 3/15/47 (b)(f)	1,486,672	69,046
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $21,506,081)		21,425,705

Municipal Securities - 0.4%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$127,002
7.5% 4/1/34	700,000	985,558
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,394,937
Series 2011, 5.877% 3/1/19	970,000	970,000
TOTAL MUNICIPAL SECURITIES
(Cost $4,621,202)		4,477,497

Foreign Government and Government Agency Obligations - 0.6%
Argentine Republic 5.875% 1/11/28	$2,000,000	$1,560,000
Dominican Republic:
5.95% 1/25/27 (a)	2,850,000	2,954,025
6% 7/19/28 (a)	550,000	569,250
Turkish Republic 7.25% 12/23/23	1,840,000	1,918,034
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,342,774)		7,001,309

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	399,765
Synchrony Bank 3.65% 5/24/21	559,000	561,407
TOTAL BANK NOTES
(Cost $959,464)		961,172
	Shares	Value

Fixed-Income Funds - 34.4%
Fidelity Floating Rate Central Fund (g)	604,102	$61,521,738
Fidelity Mortgage Backed Securities Central Fund (g)	1,954,761	207,556,490
Fidelity Specialized High Income Central Fund (g)	1,052,590	104,248,530
TOTAL FIXED-INCOME FUNDS
(Cost $376,140,007)		373,326,758
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,484,748
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.44% (h)
(Cost $32,311,963)	32,306,247	32,312,708
	Maturity Amount	Value

Repurchase Agreements - 1.8%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (i)
(Cost $19,106,000)	19,107,377	19,106,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	5,800,000	$131,172
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	5,800,000	202,354
TOTAL PURCHASED SWAPTIONS
(Cost $376,420)			333,526
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $1,151,210,026)			1,141,162,287
NET OTHER ASSETS (LIABILITIES) - (5.0)%			(54,342,092)
NET ASSETS - 100%			$1,086,820,195

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 3/1/49	$(5,500,000)	$(5,372,841)
3% 3/1/49	(5,500,000)	(5,372,841)
4% 3/1/49	(2,000,000)	(2,038,644)

TOTAL FANNIE MAE		(12,784,326)

Ginnie Mae
4.5% 3/1/49	(300,000)	(310,399)
4.5% 3/1/49	(100,000)	(103,466)
4.5% 3/1/49	(100,000)	(103,466)
4.5% 3/1/49	(100,000)	(103,467)

TOTAL GINNIE MAE		(620,798)

TOTAL TBA SALE COMMITMENTS
(Proceeds $13,352,438)		$(13,405,124)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	June 2019	$572,813	$(1,026)	$(1,026)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	13	June 2019	1,878,094	(19,526)	(19,526)

TOTAL PURCHASED					(20,552)

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	15	June 2019	3,182,930	1,728	1,728
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	29	June 2019	3,754,141	20,866	20,866

TOTAL SOLD					22,594

TOTAL FUTURES CONTRACTS					$2,042

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,534,000	$(7,571)	$(11,117)	$(18,688)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,250,000	(6,170)	(1,444)	(7,614)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	676,000	(3,336)	(4,899)	(8,235)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,100,000	(5,429)	(3,922)	(9,351)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,200,000	(5,923)	(191)	(6,114)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	650,000	(3,208)	(4,475)	(7,683)

TOTAL CREDIT DEFAULT SWAPS						$(31,637)	$(26,048)	$(57,685)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,046,897 or 4.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$323,204
Fidelity Floating Rate Central Fund	1,479,175
Fidelity Mortgage Backed Securities Central Fund	2,783,979
Fidelity Specialized High Income Central Fund	2,736,128
Total	$7,322,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$45,682,761	$15,971,899	$--	$--	$(132,922)	$61,521,738	3.0%
Fidelity Mortgage Backed Securities Central Fund	160,906,288	47,483,506	2,505,000	(3,825)	1,675,521	207,556,490	2.3%
Fidelity Specialized High Income Central Fund	72,959,541	31,042,188	--	--	246,801	104,248,530	10.3%
Total	$279,548,590	$94,497,593	$2,505,000	$(3,825)	$1,789,400	$373,326,758

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$246,663,657	$--	$246,663,657	$--
U.S. Government and Government Agency Obligations	386,267,149	--	386,267,149	--
U.S. Government Agency - Mortgage Securities	28,188,086	--	28,188,086	--
Asset-Backed Securities	15,001,289	--	15,001,289	--
Collateralized Mortgage Obligations	4,612,683	--	4,612,683	--
Commercial Mortgage Securities	21,425,705	--	21,425,705	--
Municipal Securities	4,477,497	--	4,477,497	--
Foreign Government and Government Agency Obligations	7,001,309	--	7,001,309	--
Bank Notes	961,172	--	961,172	--
Fixed-Income Funds	373,326,758	373,326,758	--	--
Preferred Securities	1,484,748	--	1,484,748	--
Money Market Funds	32,312,708	32,312,708	--	--
Repurchase Agreements	19,106,000	--	19,106,000	--
Purchased Swaptions	333,526	--	333,526	--
Total Investments in Securities:	$1,141,162,287	$405,639,466	$735,522,821	$--
Derivative Instruments:
Assets
Futures Contracts	$22,594	$22,594	$--	$--
Total Assets	$22,594	$22,594	$--	$--
Liabilities
Futures Contracts	$(20,552)	$(20,552)	$--	$--
Swaps	(31,637)	--	(31,637)	--
Total Liabilities	$(52,189)	$(20,552)	$(31,637)	$--
Total Derivative Instruments:	$(29,595)	$2,042	$(31,637)	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,405,124)	$--	$(13,405,124)	$--
Total Other Financial Instruments:	$(13,405,124)	$--	$(13,405,124)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(31,637)
Total Credit Risk	0	(31,637)
Interest Rate Risk
Futures Contracts(b)	22,594	(20,552)
Purchased Swaptions(c)	333,526	0
Total Interest Rate Risk	356,120	(20,552)
Total Value of Derivatives	$356,120	$(52,189)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$19,106,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$3,821,937
Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,284,063
$19,106,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,873,828 and repurchase agreements of $19,106,000) — See accompanying schedule: Unaffiliated issuers (cost $742,758,056)	$735,522,821
Fidelity Central Funds (cost $408,451,970)	405,639,466
Total Investment in Securities (cost $1,151,210,026)		$1,141,162,287
Segregated cash with brokers for derivative instruments		29,698
Cash		39,522
Receivable for investments sold		190,125
Receivable for TBA sale commitments		13,352,438
Receivable for fund shares sold		1,526,407
Interest receivable		5,065,065
Distributions receivable from Fidelity Central Funds		77,783
Receivable for daily variation margin on futures contracts		1,930
Other receivables		2,999
Total assets		1,161,448,254
Liabilities
Payable for investments purchased
Regular delivery	$12,011,644
Delayed delivery	29,099,374
TBA sale commitments, at value	13,405,124
Payable for fund shares redeemed	705,909
Bi-lateral OTC swaps, at value	31,637
Accrued management fee	267,971
Collateral on securities loaned	19,106,400
Total liabilities		74,628,059
Net Assets		$1,086,820,195
Net Assets consist of:
Paid in capital		$1,099,207,997
Total distributable earnings (loss)		(12,387,802)
Net Assets, for 111,370,470 shares outstanding		$1,086,820,195
Net Asset Value, offering price and redemption price per share ($1,086,820,195 ÷ 111,370,470 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$51,469
Interest		9,735,466
Income from Fidelity Central Funds		6,851,608
Total income		16,638,543
Expenses
Management fee	$1,465,623
Independent trustees' fees and expenses	2,220
Commitment fees	1,226
Total expenses before reductions	1,469,069
Expense reductions	(677)
Total expenses after reductions		1,468,392
Net investment income (loss)		15,170,151
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,363,649)
Fidelity Central Funds	(4,570)
Futures contracts	(129,912)
Swaps	(1,974)
Capital gain distributions from Fidelity Central Funds	470,878
Total net realized gain (loss)		(1,029,227)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,339,024
Fidelity Central Funds	1,790,145
Futures contracts	3,265
Swaps	(57,685)
Delayed delivery commitments	(53,746)
Total change in net unrealized appreciation (depreciation)		7,021,003
Net gain (loss)		5,991,776
Net increase (decrease) in net assets resulting from operations		$21,161,927

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,170,151	$19,153,359
Net realized gain (loss)	(1,029,227)	(1,042,263)
Change in net unrealized appreciation (depreciation)	7,021,003	(19,307,487)
Net increase (decrease) in net assets resulting from operations	21,161,927	(1,196,391)
Distributions to shareholders	(16,240,359)	–
Distributions to shareholders from net investment income	–	(17,758,228)
Distributions to shareholders from net realized gain	–	(646,200)
Total distributions	(16,240,359)	(18,404,428)
Share transactions
Proceeds from sales of shares	296,986,652	628,502,092
Reinvestment of distributions	16,240,359	18,404,421
Cost of shares redeemed	(144,483,482)	(207,395,157)
Net increase (decrease) in net assets resulting from share transactions	168,743,529	439,511,356
Total increase (decrease) in net assets	173,665,097	419,910,537
Net Assets
Beginning of period	913,155,098	493,244,561
End of period	$1,086,820,195	$913,155,098
Other Information
Undistributed net investment income end of period		$1,375,029
Shares
Sold	30,846,806	64,085,404
Issued in reinvestment of distributions	1,682,556	1,875,123
Redeemed	(14,998,836)	(21,121,775)
Net increase (decrease)	17,530,526	44,838,752

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.73	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.150	.280	.061
Net realized and unrealized gain (loss)	.040	(.347)	.073
Total from investment operations	.190	(.067)	.134
Distributions from net investment income	(.160)	(.261)	(.064)
Distributions from net realized gain	–	(.012)	–
Total distributions	(.160)	(.273)	(.064)
Net asset value, end of period	$9.76	$9.73	$10.07
Total ReturnC,D	1.98%	(.66)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%G
Expenses net of fee waivers, if any	.30%G	.30%	.30%G
Expenses net of all reductions	.30%G	.30%	.30%G
Net investment income (loss)	3.14%G	2.87%	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,086,820	$913,155	$493,245
Portfolio turnover rateH	79%G	44%	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,679,312
Gross unrealized depreciation	(16,862,101)
Net unrealized appreciation (depreciation)	$(10,182,789)
Tax cost	$1,151,236,747

The Fund elected to defer to its next fiscal year approximately $1,021,013 of capital losses recognized during the period November 1, 2017 to August 31, 2018.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(1,974)	$(57,685)
Total Credit Risk	(1,974)	(57,685)
Interest Rate Risk
Futures Contracts	(129,912)	3,265
Purchased Options	–	(42,894)
Total Interest Rate Risk	(129,912)	(39,629)
Totals	$(131,886)	$(97,314)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $170,350,963 and $10,824,635, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,226 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $684.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $677.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Specialized High Income Central Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.30%	$1,000.00	$1,019.80	$1.50
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Total Bond K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TBDK6-SANN-0419
1.9884014.101

Fidelity® Series Government Bond Index Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2019

% of fund's investments
1 - 1.99%	7.8
2 - 2.99%	73.9
3 - 3.99%	13.6
4 - 4.99%	0.7
5 - 5.99%	0.9
6 - 6.99%	0.1
7 - 7.99%	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2019
U.S. Treasury Obligations	95.8%
U.S. Government Agency Obligations	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1.875% 9/24/26	$21,000	$19,597
2% 10/5/22	5,000	4,905
2.125% 4/24/26	6,000	5,725
5.625% 7/15/37	36,000	46,875
7.125% 1/15/30	6,000	8,181
Freddie Mac:
2.75% 6/19/23	11,000	11,072
6.75% 9/15/29	5,000	6,614
		102,969
U.S. Treasury Obligations - 95.8%
U.S. Treasury Bonds:
2.5% 2/15/45	10,000	8,951
2.75% 8/15/47	43,000	40,227
2.875% 5/15/43	10,000	9,654
2.875% 8/15/45	66,000	63,520
3% 5/15/42	158,000	156,494
3% 11/15/45	70,000	68,988
3% 2/15/47	212,000	208,928
3% 8/15/48	10,000	9,828
3.125% 2/15/43	137,000	138,284
3.125% 5/15/48	127,000	127,878
3.375% 11/15/48	82,000	86,689
3.625% 8/15/43	81,000	88,689
3.75% 8/15/41	61,000	68,129
3.75% 11/15/43	61,000	68,139
4.625% 2/15/40	30,000	37,727
4.75% 2/15/41	12,000	15,360
5% 5/15/37	13,000	16,960
5.25% 11/15/28	5,000	6,070
U.S. Treasury Notes:
1.375% 4/30/21	171,000	166,879
1.5% 5/31/20	106,000	104,625
1.5% 8/15/26	27,000	24,916
1.625% 2/15/26	10,000	9,363
1.625% 5/15/26	222,000	207,345
1.75% 11/30/21	72,000	70,560
2% 2/15/25	56,000	54,167
2% 11/15/26	10,000	9,546
2.125% 12/31/22	69,000	68,014
2.25% 12/31/24	24,000	23,571
2.25% 2/15/27	52,000	50,466
2.25% 8/15/27	96,000	92,861
2.25% 11/15/27	38,000	36,688
2.375% 4/15/21	10,000	9,969
2.375% 1/31/23	9,000	8,952
2.375% 2/29/24	138,000	137,078
2.375% 5/15/27	80,000	78,281
2.5% 5/31/20	110,000	109,914
2.5% 6/30/20	7,000	6,994
2.5% 12/31/20	235,000	234,789
2.5% 1/31/21	311,000	310,818
2.5% 1/15/22	191,000	190,970
2.5% 2/15/22	86,000	86,010
2.5% 3/31/23	67,000	66,948
2.5% 1/31/24	179,000	178,804
2.625% 8/31/20	313,000	313,281
2.625% 12/15/21	259,000	259,870
2.625% 2/28/23	122,000	122,481
2.625% 6/30/23	20,000	20,082
2.625% 12/31/23	223,000	223,923
2.75% 9/30/20	315,000	315,898
2.75% 11/30/20	25,000	25,082
2.75% 8/15/21	31,000	31,173
2.75% 9/15/21	58,000	58,342
2.75% 5/31/23	237,000	239,148
2.75% 7/31/23	493,000	497,584
2.75% 8/31/23	23,000	23,224
2.75% 2/28/25	40,000	40,359
2.75% 8/31/25	17,000	17,139
2.75% 2/15/28	20,000	20,075
2.875% 10/31/20	102,000	102,518
2.875% 10/15/21	139,000	140,265
2.875% 11/15/21	399,000	402,756
2.875% 9/30/23	17,000	17,252
2.875% 10/31/23	36,000	36,540
2.875% 11/30/23	59,000	59,929
2.875% 5/31/25	412,000	418,454
2.875% 7/31/25	123,000	124,941
2.875% 11/30/25	12,000	12,188
2.875% 5/15/28	99,000	100,330
2.875% 8/15/28	172,000	174,231
3% 9/30/25	29,000	29,674
		7,385,782
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,483,641)		7,488,751
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 2.44% (a)
(Cost $223,185)	223,141	223,185
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,706,826)		7,711,936
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,855)
NET ASSETS - 100%		$7,709,081

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,077
Total	$1,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,488,751	$--	$7,488,751	$--
Money Market Funds	223,185	223,185	--	--
Total Investments in Securities:	$7,711,936	$223,185	$7,488,751	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,483,641)	$7,488,751
Fidelity Central Funds (cost $223,185)	223,185
Total Investment in Securities (cost $7,706,826)		$7,711,936
Cash		7,450
Receivable for fund shares sold		216,949
Interest receivable		35,916
Distributions receivable from Fidelity Central Funds		455
Receivable from investment adviser for expense reductions		17
Total assets		7,972,723
Liabilities
Payable for investments purchased	$263,364
Other payables and accrued expenses	278
Total liabilities		263,642
Net Assets		$7,709,081
Net Assets consist of:
Paid in capital		$7,705,900
Total distributable earnings (loss)		3,181
Net Assets, for 767,320 shares outstanding		$7,709,081
Net Asset Value, offering price and redemption price per share ($7,709,081 ÷ 767,320 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$40,074
Income from Fidelity Central Funds		1,077
Total income		41,151
Expenses
Custodian fees and expenses	$562
Independent trustees' fees and expenses	4
Total expenses before reductions	566
Expense reductions	(412)
Total expenses after reductions		154
Net investment income (loss)		40,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,562)
Fidelity Central Funds	(3)
Total net realized gain (loss)		(1,565)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,502
Fidelity Central Funds	3
Total change in net unrealized appreciation (depreciation)		5,505
Net gain (loss)		3,940
Net increase (decrease) in net assets resulting from operations		$44,937

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	For the period August 17, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,997	$1,045
Net realized gain (loss)	(1,565)	(52)
Change in net unrealized appreciation (depreciation)	5,505	(395)
Net increase (decrease) in net assets resulting from operations	44,937	598
Distributions to shareholders	(41,311)	–
Distributions to shareholders from net investment income	–	(1,043)
Total distributions	(41,311)	(1,043)
Share transactions
Proceeds from sales of shares	6,662,256	1,490,050
Reinvestment of distributions	41,311	934
Cost of shares redeemed	(488,651)	–
Net increase (decrease) in net assets resulting from share transactions	6,214,916	1,490,984
Total increase (decrease) in net assets	6,218,542	1,490,539
Net Assets
Beginning of period	1,490,539	–
End of period	$7,709,081	$1,490,539
Other Information
Undistributed net investment income end of period		$2
Shares
Sold	662,712	149,005
Issued in reinvestment of distributions	4,123	93
Redeemed	(48,613)	–
Net increase (decrease)	618,222	149,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.129	.010
Net realized and unrealized gain (loss)	.057	–C
Total from investment operations	.186	.010
Distributions from net investment income	(.136)	(.010)
Net asset value, end of period	$10.05	$10.00
Total ReturnD,E	1.88%	.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	- %H,I
Expenses net of fee waivers, if any	.01%H	- %H,I
Expenses net of all reductions	.01%H	- %H,I
Net investment income (loss)	2.69%H	2.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,709	$1,491
Portfolio turnover rateJ	22%H	4%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,349
Gross unrealized depreciation	(12,226)
Net unrealized appreciation (depreciation)	$8,123
Tax cost	$7,703,813

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $349.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $63.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.01%	$1,000.00	$1,018.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

XGB-SANN-0419
1.9891226.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019